Quarterly portfolio holdings
John Hancock
Active Fixed Income ETFs
June 30, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Funds’ investments
CORE BOND ETF

As of 6-30-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 50.0%				$1,162,380,112
(Cost $1,186,829,415)
U.S. Government 16.4%				380,175,162
U.S. Treasury
Bond	1.375	08-15-50	51,133,000	25,083,134
Bond	1.625	11-15-50	33,303,000	17,407,322
Bond	2.000	02-15-50	41,513,000	24,189,430
Bond	2.500	02-15-45	17,807,000	12,488,550
Bond	3.375	11-15-48	16,321,000	12,765,445
Bond	4.000	11-15-42	31,389,000	28,324,894
Bond	4.625	11-15-44	139,000	133,956
Bond	4.625	02-15-46	22,787,000	21,871,960
Bond	4.750	02-15-45	166,000	162,375
Bond	4.750	08-15-55	13,933,000	13,518,820
Bond	4.750	02-15-56	75,303,000	73,149,799
Bond	4.875	08-15-45	4,782,000	4,745,575
Bond	5.000	05-15-45	3,334,000	3,362,391
Bond	5.000	05-15-46	7,207,000	7,261,053
Note	3.375	02-29-28	19,145,000	18,906,435
Note	3.500	01-15-29	9,280,000	9,131,012
Note	3.500	02-15-29	1,200,000	1,180,125
Note	3.500	11-30-30	7,667,000	7,451,965
Note	3.750	04-30-28	2,898,000	2,877,057
Note	3.875	05-15-29	24,336,000	24,147,776
Note	4.000	05-31-28	7,138,000	7,117,088
Note	4.125	06-30-31	45,750,000	45,589,160
Note	4.250	06-30-33	9,175,000	9,139,160
Note	4.375	05-15-36	10,225,000	10,170,680
U.S. Government Agency 33.6%				782,204,950
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	11-01-35	58,360	53,486
15 Yr Pass Thru	2.000	06-01-36	4,652,572	4,268,372
15 Yr Pass Thru	4.000	08-01-37	2,608,950	2,562,542
15 Yr Pass Thru	4.000	08-01-37	1,460,350	1,434,373
15 Yr Pass Thru	4.000	08-01-37	2,296,303	2,254,738
15 Yr Pass Thru	4.000	06-01-40	49,051	47,765
15 Yr Pass Thru	4.500	12-01-37	830,903	825,969
30 Yr Pass Thru	2.000	03-01-52	19,273,806	15,656,350
30 Yr Pass Thru	2.500	10-01-51	31,544	26,829
30 Yr Pass Thru	2.500	11-01-51	4,525,192	3,858,686
30 Yr Pass Thru	2.500	12-01-51	1,288,954	1,092,662
30 Yr Pass Thru	3.000	03-01-43	2,367,895	2,169,604
30 Yr Pass Thru	3.000	12-01-45	888,326	803,364
30 Yr Pass Thru	3.000	05-01-46	3,643,700	3,284,919
30 Yr Pass Thru	3.000	12-01-46	7,560,892	6,774,854
30 Yr Pass Thru	3.000	12-01-46	1,810,565	1,629,127
30 Yr Pass Thru	3.000	09-01-49	3,999,954	3,545,849
30 Yr Pass Thru	3.000	10-01-49	4,043,879	3,592,369
30 Yr Pass Thru	3.000	12-01-49	3,060,745	2,719,005
30 Yr Pass Thru	3.000	02-01-50	52,982	47,083
30 Yr Pass Thru	3.000	03-01-50	9,181,490	8,098,968
30 Yr Pass Thru	3.000	11-01-50	1,547,429	1,364,983
30 Yr Pass Thru	3.000	09-01-51	78,238	69,209
30 Yr Pass Thru	3.000	02-01-52	4,015,339	3,543,175
30 Yr Pass Thru	3.000	05-01-52	74,983	66,541
30 Yr Pass Thru	3.000	06-01-52	4,951,528	4,373,920
2	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	06-01-52	51,492	$45,582
30 Yr Pass Thru	3.500	10-01-46	3,239,641	2,987,284
30 Yr Pass Thru	3.500	04-01-47	1,752,545	1,631,686
30 Yr Pass Thru	3.500	08-01-47	4,167,463	3,820,485
30 Yr Pass Thru	3.500	12-01-49	2,701,583	2,468,210
30 Yr Pass Thru	3.500	01-01-50	75,215	68,977
30 Yr Pass Thru	3.500	07-01-50	82,153	75,390
30 Yr Pass Thru	3.500	01-01-52	71,882	65,785
30 Yr Pass Thru	3.500	03-01-52	2,326,053	2,131,662
30 Yr Pass Thru	3.500	03-01-52	4,964,980	4,529,880
30 Yr Pass Thru	3.500	03-01-52	2,408,399	2,204,868
30 Yr Pass Thru	3.500	03-01-52	81,942	74,940
30 Yr Pass Thru	3.500	04-01-52	11,159,430	10,226,823
30 Yr Pass Thru	3.500	07-01-52	1,755,321	1,601,496
30 Yr Pass Thru	3.500	07-01-52	3,582,348	3,269,533
30 Yr Pass Thru	3.500	07-01-52	2,693,659	2,456,762
30 Yr Pass Thru	3.500	11-01-52	33,394	30,718
30 Yr Pass Thru	4.000	08-01-48	3,687,044	3,504,736
30 Yr Pass Thru	4.000	08-01-49	6,408,268	6,049,668
30 Yr Pass Thru	4.000	05-01-52	6,273,111	5,899,041
30 Yr Pass Thru	4.000	05-01-52	90,606	85,536
30 Yr Pass Thru	4.000	06-01-52	6,207,145	5,837,008
30 Yr Pass Thru	4.000	06-01-52	60,511	56,865
30 Yr Pass Thru	4.000	07-01-52	59,940	56,591
30 Yr Pass Thru	4.000	07-01-52	61,846	58,100
30 Yr Pass Thru	4.000	08-01-52	3,402,528	3,196,442
30 Yr Pass Thru	4.000	08-01-52	9,963,596	9,375,686
30 Yr Pass Thru	4.000	11-01-52	62,878	59,113
30 Yr Pass Thru	4.000	12-01-52	60,357	56,985
30 Yr Pass Thru	4.000	12-01-52	41,138	39,029
30 Yr Pass Thru	4.000	04-01-53	2,035,384	1,921,009
30 Yr Pass Thru	4.000	04-01-53	2,019,534	1,899,739
30 Yr Pass Thru	4.000	06-01-53	8,671,286	8,131,855
30 Yr Pass Thru	4.000	01-01-54	61,923	58,095
30 Yr Pass Thru	4.000	01-01-54	12,717	11,943
30 Yr Pass Thru	4.500	07-01-52	2,003,252	1,943,303
30 Yr Pass Thru	4.500	07-01-52	53,745	52,405
30 Yr Pass Thru	4.500	08-01-52	5,049,421	4,898,313
30 Yr Pass Thru	4.500	09-01-52	3,073,988	2,980,076
30 Yr Pass Thru	4.500	09-01-52	3,635,991	3,530,590
30 Yr Pass Thru	4.500	09-01-52	43,253	41,736
30 Yr Pass Thru	4.500	12-01-52	1,983,685	1,921,842
30 Yr Pass Thru	4.500	02-01-53	40,681	39,502
30 Yr Pass Thru	4.500	02-01-53	56,585	54,680
30 Yr Pass Thru	4.500	03-01-53	57,749	55,894
30 Yr Pass Thru	4.500	04-01-53	1,687,247	1,637,809
30 Yr Pass Thru	4.500	02-01-54	58,552	56,671
30 Yr Pass Thru	4.500	02-01-54	2,539,115	2,459,163
30 Yr Pass Thru	4.500	06-01-54	7,111,161	6,891,176
30 Yr Pass Thru	4.500	02-01-55	4,948,997	4,770,736
30 Yr Pass Thru	5.000	08-01-52	8,096,660	8,062,076
30 Yr Pass Thru	5.000	08-01-52	59,638	59,197
30 Yr Pass Thru	5.000	10-01-52	3,883,884	3,853,944
30 Yr Pass Thru	5.000	12-01-52	10,392,182	10,305,574
30 Yr Pass Thru	5.000	02-01-53	6,359,110	6,306,114
30 Yr Pass Thru	5.000	03-01-53	47,371	47,035
30 Yr Pass Thru	5.000	04-01-53	61,909	61,722
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	04-01-53	65,302	$64,799
30 Yr Pass Thru	5.000	06-01-53	1,391,711	1,378,373
30 Yr Pass Thru	5.000	06-01-53	3,248,784	3,223,739
30 Yr Pass Thru	5.000	07-01-53	11,166,924	11,091,308
30 Yr Pass Thru	5.000	07-01-53	1,638,333	1,628,263
30 Yr Pass Thru	5.000	08-01-53	5,144,656	5,113,035
30 Yr Pass Thru	5.000	08-01-53	63,147	62,620
30 Yr Pass Thru	5.000	11-01-54	67,855	67,221
30 Yr Pass Thru	5.000	12-01-54	3,001,769	2,980,270
30 Yr Pass Thru	5.000	12-01-54	6,172	6,134
30 Yr Pass Thru	5.000	12-01-54	42,191	41,915
30 Yr Pass Thru	5.000	01-01-55	11,598,508	11,500,941
30 Yr Pass Thru	5.000	01-01-56	88,112	87,502
30 Yr Pass Thru	5.000	01-01-56	4,130,439	4,122,477
30 Yr Pass Thru	5.000	02-01-56	7,833,005	7,739,576
30 Yr Pass Thru	5.500	11-01-52	53,420	54,246
30 Yr Pass Thru	5.500	06-01-53	3,178,239	3,230,365
30 Yr Pass Thru	5.500	07-01-53	3,406,158	3,462,022
30 Yr Pass Thru	5.500	09-01-53	2,130,565	2,165,507
30 Yr Pass Thru	5.500	04-01-54	4,212,147	4,279,681
30 Yr Pass Thru	5.500	11-01-54	4,067,379	4,115,021
30 Yr Pass Thru	5.500	01-01-55	1,569,444	1,585,375
30 Yr Pass Thru	5.500	01-01-55	27,314	27,721
30 Yr Pass Thru	5.500	02-01-55	1,074,688	1,092,985
30 Yr Pass Thru	5.500	02-01-55	3,770,571	3,826,519
30 Yr Pass Thru	5.500	04-01-55	4,845,584	4,911,427
30 Yr Pass Thru	5.500	05-01-55	4,861,207	4,940,934
30 Yr Pass Thru	5.500	09-01-55	3,798,201	3,821,325
Federal National Mortgage Association
15 Yr Pass Thru	1.500	12-01-35	53,947	48,305
15 Yr Pass Thru	1.500	11-01-36	55,252	49,437
15 Yr Pass Thru	2.000	07-01-36	59,835	54,838
15 Yr Pass Thru	2.000	04-01-37	4,969,654	4,559,270
15 Yr Pass Thru	2.500	08-01-35	4,917,458	4,612,135
15 Yr Pass Thru	2.500	03-01-36	57,316	53,702
15 Yr Pass Thru	2.500	05-01-36	7,213,605	6,781,496
15 Yr Pass Thru	3.000	03-01-33	4,002,579	3,866,000
15 Yr Pass Thru	3.000	07-01-37	49,449	46,830
15 Yr Pass Thru	4.000	10-01-37	3,514,549	3,452,032
15 Yr Pass Thru	4.000	01-01-38	2,037,419	1,999,267
15 Yr Pass Thru	4.500	11-01-37	4,788,619	4,764,674
15 Yr Pass Thru	4.500	12-01-37	1,669,111	1,660,765
30 Yr Pass Thru	2.000	06-01-50	82,055	66,346
30 Yr Pass Thru	2.000	07-01-50	82,577	66,768
30 Yr Pass Thru	2.000	12-01-50	5,058,377	4,099,497
30 Yr Pass Thru	2.000	07-01-51	6,119,176	4,945,823
30 Yr Pass Thru	2.000	07-01-51	2,373,085	1,918,045
30 Yr Pass Thru	2.000	02-01-52	3,741,707	3,012,541
30 Yr Pass Thru	2.000	03-01-52	72,682	59,040
30 Yr Pass Thru	2.500	01-01-50	89,217	75,770
30 Yr Pass Thru	2.500	09-01-50	89,619	75,047
30 Yr Pass Thru	2.500	12-01-50	16,863,094	14,368,825
30 Yr Pass Thru	2.500	08-01-51	3,871,354	3,298,731
30 Yr Pass Thru	2.500	08-01-51	3,804,229	3,241,535
30 Yr Pass Thru	2.500	10-01-51	2,229,042	1,899,338
30 Yr Pass Thru	2.500	11-01-51	11,239,685	9,598,265
30 Yr Pass Thru	2.500	01-01-52	5,131,392	4,364,375
4	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	2.500	01-01-52	89,047	$75,375
30 Yr Pass Thru	2.500	01-01-52	61,774	52,540
30 Yr Pass Thru	2.500	03-01-52	17,379,716	14,771,014
30 Yr Pass Thru	2.500	04-01-52	61,464	52,353
30 Yr Pass Thru	2.500	04-01-52	78,513	66,777
30 Yr Pass Thru	3.000	01-01-43	283,572	258,523
30 Yr Pass Thru	3.000	12-01-45	2,447,705	2,199,832
30 Yr Pass Thru	3.000	08-01-46	2,124,512	1,901,247
30 Yr Pass Thru	3.000	01-01-47	2,132,813	1,911,342
30 Yr Pass Thru	3.000	02-01-47	2,114,891	1,901,229
30 Yr Pass Thru	3.000	10-01-47	4,860,458	4,348,153
30 Yr Pass Thru	3.000	11-01-48	610,719	546,348
30 Yr Pass Thru	3.000	11-01-48	1,825,975	1,638,658
30 Yr Pass Thru	3.000	09-01-49	3,469,930	3,039,129
30 Yr Pass Thru	3.000	10-01-49	4,220,013	3,754,112
30 Yr Pass Thru	3.000	11-01-49	3,468,490	3,037,868
30 Yr Pass Thru	3.000	11-01-49	303,779	269,862
30 Yr Pass Thru	3.000	11-01-49	2,465,548	2,185,640
30 Yr Pass Thru	3.000	01-01-50	77,102	68,011
30 Yr Pass Thru	3.000	02-01-50	4,380,275	3,825,502
30 Yr Pass Thru	3.000	03-01-50	78,898	69,596
30 Yr Pass Thru	3.000	11-01-51	74,518	65,825
30 Yr Pass Thru	3.000	12-01-51	3,117,314	2,738,475
30 Yr Pass Thru	3.000	12-01-51	3,401,539	2,998,363
30 Yr Pass Thru	3.000	01-01-52	5,931,285	5,239,385
30 Yr Pass Thru	3.000	02-01-52	312,504	275,561
30 Yr Pass Thru	3.000	02-01-52	4,459,800	3,931,190
30 Yr Pass Thru	3.000	02-01-52	4,092,381	3,585,580
30 Yr Pass Thru	3.000	03-01-52	14,818,355	13,061,971
30 Yr Pass Thru	3.000	03-01-52	53,062	46,789
30 Yr Pass Thru	3.000	03-01-52	53,613	47,577
30 Yr Pass Thru	3.000	05-01-52	31,713	27,964
30 Yr Pass Thru	3.000	05-01-52	924,156	818,373
30 Yr Pass Thru	3.000	05-01-52	78,814	69,053
30 Yr Pass Thru	3.500	04-01-45	3,475,907	3,238,779
30 Yr Pass Thru	3.500	07-01-47	6,745,904	6,268,573
30 Yr Pass Thru	3.500	11-01-47	5,608,361	5,186,984
30 Yr Pass Thru	3.500	01-01-48	2,618,576	2,421,832
30 Yr Pass Thru	3.500	06-01-49	4,739,890	4,364,509
30 Yr Pass Thru	3.500	06-01-49	52,086	47,945
30 Yr Pass Thru	3.500	07-01-49	52,859	48,639
30 Yr Pass Thru	3.500	08-01-49	52,022	47,772
30 Yr Pass Thru	3.500	03-01-50	3,273,761	2,974,592
30 Yr Pass Thru	3.500	04-01-50	53,046	48,679
30 Yr Pass Thru	3.500	06-01-50	2,953,707	2,712,400
30 Yr Pass Thru	3.500	03-01-51	4,739,069	4,338,576
30 Yr Pass Thru	3.500	07-01-51	74,808	68,650
30 Yr Pass Thru	3.500	01-01-52	75,019	68,187
30 Yr Pass Thru	3.500	02-01-52	2,368,143	2,176,895
30 Yr Pass Thru	3.500	03-01-52	7,877,562	7,219,224
30 Yr Pass Thru	3.500	04-01-52	2,984,094	2,728,182
30 Yr Pass Thru	3.500	04-01-52	74,310	67,938
30 Yr Pass Thru	3.500	05-01-52	2,682,115	2,447,071
30 Yr Pass Thru	3.500	08-01-52	5,326,365	4,861,260
30 Yr Pass Thru	3.500	09-01-52	3,593,686	3,276,512
30 Yr Pass Thru	3.500	09-01-52	2,392,225	2,176,530
30 Yr Pass Thru	3.500	12-01-52	3,864,061	3,541,136
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	08-01-53	2,675,655	$2,457,064
30 Yr Pass Thru	4.000	01-01-42	2,455,464	2,374,361
30 Yr Pass Thru	4.000	03-01-42	843,776	813,217
30 Yr Pass Thru	4.000	03-01-42	573,107	552,274
30 Yr Pass Thru	4.000	06-01-43	2,736,492	2,643,824
30 Yr Pass Thru	4.000	09-01-43	6,367,919	6,131,950
30 Yr Pass Thru	4.000	12-01-43	1,401,340	1,349,027
30 Yr Pass Thru	4.000	03-01-44	1,411,464	1,361,738
30 Yr Pass Thru	4.000	05-01-44	2,146,036	2,070,167
30 Yr Pass Thru	4.000	04-01-48	3,140,962	2,981,883
30 Yr Pass Thru	4.000	01-01-49	580,052	548,318
30 Yr Pass Thru	4.000	05-01-49	61,320	57,888
30 Yr Pass Thru	4.000	07-01-49	1,442,237	1,366,940
30 Yr Pass Thru	4.000	07-01-49	1,415,642	1,342,618
30 Yr Pass Thru	4.000	02-01-50	2,331,420	2,204,599
30 Yr Pass Thru	4.000	03-01-51	8,564,894	8,117,730
30 Yr Pass Thru	4.000	08-01-51	4,570,600	4,334,831
30 Yr Pass Thru	4.000	04-01-52	856,962	809,007
30 Yr Pass Thru	4.000	05-01-52	4,075,249	3,828,418
30 Yr Pass Thru	4.000	05-01-52	4,041,036	3,803,538
30 Yr Pass Thru	4.000	05-01-52	62,295	58,575
30 Yr Pass Thru	4.000	05-01-52	40,694	38,608
30 Yr Pass Thru	4.000	06-01-52	1,407,873	1,330,960
30 Yr Pass Thru	4.000	06-01-52	60,880	57,288
30 Yr Pass Thru	4.000	06-01-52	2,896,472	2,721,038
30 Yr Pass Thru	4.000	06-01-52	63,612	59,829
30 Yr Pass Thru	4.000	06-01-52	7,157	6,757
30 Yr Pass Thru	4.000	06-01-52	40,890	38,733
30 Yr Pass Thru	4.000	07-01-52	8,516,405	8,040,501
30 Yr Pass Thru	4.000	07-01-52	3,143,437	2,957,956
30 Yr Pass Thru	4.000	07-01-52	2,601,799	2,448,278
30 Yr Pass Thru	4.000	07-01-52	2,840,663	2,669,497
30 Yr Pass Thru	4.000	09-01-52	9,251	8,679
30 Yr Pass Thru	4.000	01-01-53	60,661	57,461
30 Yr Pass Thru	4.500	06-01-52	3,668,008	3,560,533
30 Yr Pass Thru	4.500	06-01-52	8,569,341	8,312,897
30 Yr Pass Thru	4.500	06-01-52	3,266,285	3,158,332
30 Yr Pass Thru	4.500	06-01-52	4,935,474	4,769,268
30 Yr Pass Thru	4.500	07-01-52	6,942,975	6,735,201
30 Yr Pass Thru	4.500	07-01-52	4,743,250	4,601,304
30 Yr Pass Thru	4.500	07-01-52	60,274	58,508
30 Yr Pass Thru	4.500	08-01-52	4,515,669	4,363,600
30 Yr Pass Thru	4.500	08-01-52	3,048,147	2,950,261
30 Yr Pass Thru	4.500	08-01-52	56,508	54,976
30 Yr Pass Thru	4.500	08-01-52	60,514	58,477
30 Yr Pass Thru	4.500	08-01-52	5,038,312	4,884,387
30 Yr Pass Thru	4.500	09-01-52	5,825,331	5,663,747
30 Yr Pass Thru	4.500	09-01-52	1,954,550	1,896,059
30 Yr Pass Thru	4.500	09-01-52	57,437	55,593
30 Yr Pass Thru	4.500	10-01-52	275,476	267,835
30 Yr Pass Thru	4.500	10-01-52	2,521,388	2,444,358
30 Yr Pass Thru	4.500	10-01-52	2,239,226	2,174,314
30 Yr Pass Thru	4.500	10-01-52	8,787,786	8,491,850
30 Yr Pass Thru	4.500	10-01-52	60,123	58,361
30 Yr Pass Thru	4.500	11-01-52	2,794,494	2,709,120
30 Yr Pass Thru	4.500	11-01-52	56,939	55,289
30 Yr Pass Thru	4.500	03-01-53	8,730,150	8,436,155
6	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	04-01-53	2,502,240	$2,425,012
30 Yr Pass Thru	4.500	04-01-53	6,283,637	6,130,939
30 Yr Pass Thru	4.500	06-01-53	60,109	58,197
30 Yr Pass Thru	4.500	01-01-54	60,566	58,716
30 Yr Pass Thru	4.500	04-01-54	61,211	59,169
30 Yr Pass Thru	4.500	01-01-56	74,221	71,727
30 Yr Pass Thru	5.000	08-01-52	61,351	61,299
30 Yr Pass Thru	5.000	09-01-52	2,479,356	2,461,017
30 Yr Pass Thru	5.000	09-01-52	13,295	13,200
30 Yr Pass Thru	5.000	09-01-52	57,820	57,174
30 Yr Pass Thru	5.000	10-01-52	1,352,757	1,346,556
30 Yr Pass Thru	5.000	10-01-52	16,691,061	16,562,392
30 Yr Pass Thru	5.000	10-01-52	3,265,398	3,240,225
30 Yr Pass Thru	5.000	12-01-52	3,774,430	3,757,128
30 Yr Pass Thru	5.000	04-01-53	14,192,421	14,105,189
30 Yr Pass Thru	5.000	04-01-53	2,398,125	2,399,872
30 Yr Pass Thru	5.000	07-01-53	53,400	53,075
30 Yr Pass Thru	5.000	09-01-53	61,110	60,772
30 Yr Pass Thru	5.000	11-01-53	4,149,689	4,103,435
30 Yr Pass Thru	5.000	11-01-54	10,631	10,594
30 Yr Pass Thru	5.000	11-01-54	71,408	70,941
30 Yr Pass Thru	5.000	12-01-54	4,165,600	4,118,843
30 Yr Pass Thru	5.000	11-01-55	87,095	86,390
30 Yr Pass Thru	5.000	04-01-56	6,952,744	6,878,506
30 Yr Pass Thru	5.500	12-01-52	4,238,047	4,299,224
30 Yr Pass Thru	5.500	12-01-52	5,940,633	6,043,633
30 Yr Pass Thru	5.500	08-01-53	3,332,601	3,382,051
30 Yr Pass Thru	5.500	09-01-53	65,283	66,089
30 Yr Pass Thru	5.500	09-01-53	64,624	65,098
30 Yr Pass Thru	5.500	10-01-53	18,252	18,502
30 Yr Pass Thru	5.500	02-01-54	1,312,280	1,332,162
30 Yr Pass Thru	5.500	05-01-54	2,917,656	2,938,884
30 Yr Pass Thru	5.500	05-01-54	3,662,286	3,702,895
30 Yr Pass Thru	5.500	05-01-54	1,902,863	1,916,826
30 Yr Pass Thru	5.500	08-01-54	29,563	30,002
30 Yr Pass Thru	5.500	10-01-54	54,048	54,850
30 Yr Pass Thru	5.500	11-01-54	796,487	808,554
30 Yr Pass Thru	5.500	11-01-54	26,128	26,581
30 Yr Pass Thru	5.500	11-01-54	1,596,563	1,620,253
30 Yr Pass Thru	5.500	12-01-54	1,337,800	1,355,561
30 Yr Pass Thru	5.500	02-01-55	29,602	30,041
30 Yr Pass Thru	5.500	04-01-55	4,593,933	4,642,000
30 Yr Pass Thru	5.500	06-01-55	22,782	23,062
30 Yr Pass Thru	5.500	06-01-55	4,328,090	4,372,023
30 Yr Pass Thru	5.500	06-01-55	2,769,433	2,815,719
30 Yr Pass Thru	5.500	06-01-55	74,126	75,144

30 Yr Pass Thru	5.500	09-01-55	1,910,766	1,939,549
Corporate bonds 33.5%				$777,547,721
(Cost $790,893,775)
Communication services 2.0%				45,715,505
Diversified telecommunication services 0.7%
AT&T, Inc.	2.750	06-01-31	2,357,000	2,143,693
AT&T, Inc.	4.500	05-15-35	1,945,000	1,831,198
AT&T, Inc.	4.550	11-01-32	1,997,000	1,948,671
AT&T, Inc.	4.750	04-30-33	2,373,000	2,322,126
QTS Fayetteville I DC1-2, LLC (A)	5.700	04-15-36	4,331,000	4,117,887
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	7

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
Space Exploration Technologies Corp. (A)	5.650	07-15-33	3,530,000	$3,508,969
Space Exploration Technologies Corp. (A)	6.650	07-15-56	1,123,000	1,083,476
Entertainment 0.2%
Netflix, Inc. (A)	4.875	06-15-30	2,293,000	2,307,250
WMG Acquisition Corp. (A)	3.875	07-15-30	2,827,000	2,678,021
Interactive media and services 0.3%
Meta Platforms, Inc.	4.200	11-15-30	2,766,000	2,722,610
Meta Platforms, Inc.	4.600	11-15-32	1,734,000	1,705,025
Meta Platforms, Inc.	5.625	11-15-55	1,531,000	1,387,326
Media 0.4%
Charter Communications Operating LLC	2.800	04-01-31	3,036,000	2,704,940
Charter Communications Operating LLC	6.384	10-23-35	1,722,000	1,719,184
News Corp. (A)	3.875	05-15-29	1,732,000	1,679,791
News Corp. (A)	5.125	02-15-32	3,462,000	3,391,811
Wireless telecommunication services 0.4%
T-Mobile USA, Inc.	3.875	04-15-30	6,159,000	5,967,920
T-Mobile USA, Inc.	5.200	01-15-33	70,000	70,829
T-Mobile USA, Inc.	6.700	12-15-33	2,219,000	2,424,778
Consumer discretionary 0.7%				17,163,844
Automobiles 0.3%
General Motors Financial Company, Inc.	5.600	06-18-31	7,294,000	7,466,768
Hyundai Capital America (A)	5.400	01-08-31	296,000	300,660
Broadline retail 0.1%
Amazon.com, Inc.	4.550	03-13-33	2,636,000	2,593,058
Hotels, restaurants and leisure 0.2%
Airbnb, Inc.	4.650	03-16-31	617,000	613,021
Marriott International, Inc.	4.500	05-01-33	1,074,000	1,039,578
Royal Caribbean Cruises, Ltd.	4.750	05-15-33	887,000	863,355
Royal Caribbean Cruises, Ltd.	5.375	01-15-36	1,863,000	1,849,257
Specialty retail 0.1%
The Home Depot, Inc.	4.950	06-25-34	2,430,000	2,438,147
Consumer staples 0.8%				18,684,034
Food products 0.5%
JBS NV	3.625	01-15-32	3,017,000	2,793,970
JBS NV	5.750	04-01-33	3,216,000	3,301,763
JBS NV	5.950	04-20-35	718,000	740,372
Mars, Inc. (A)	4.800	03-01-30	3,345,000	3,354,964
Mars, Inc. (A)	5.000	03-01-32	1,496,000	1,506,527
Pilgrim’s Pride Corp.	6.250	07-01-33	905,000	944,869
Household products 0.1%
The Clorox Company	4.950	05-15-33	1,783,000	1,765,572
Personal care products 0.2%
Kenvue, Inc.	4.850	05-22-32	3,010,000	3,025,226
Kenvue, Inc.	4.900	03-22-33	1,246,000	1,250,771
Energy 3.6%				83,271,994
Oil, gas and consumable fuels 3.6%
Antero Resources Corp. (A)	5.375	03-01-30	2,652,000	2,670,861
BP Capital Markets America, Inc.	4.812	02-13-33	1,279,000	1,273,326
Cheniere Energy Partners LP	3.250	01-31-32	5,226,000	4,789,459
Cheniere Energy Partners LP	5.550	10-30-35	161,000	163,544
Cheniere Energy Partners LP	5.950	06-30-33	3,058,000	3,192,802
Columbia Pipelines Holding Company LLC (A)	4.999	11-17-32	1,756,000	1,736,551
8	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Columbia Pipelines Holding Company LLC (A)	5.681	01-15-34	3,973,000	$4,056,909
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33	2,307,000	2,422,049
Continental Resources, Inc. (A)	2.875	04-01-32	1,681,000	1,479,064
Continental Resources, Inc. (A)	5.750	01-15-31	2,822,000	2,873,460
Devon Energy Corp.	5.200	09-15-34	2,207,000	2,209,262
DT Midstream, Inc. (A)	4.375	06-15-31	5,642,000	5,449,539
DT Midstream, Inc. (A)	5.800	12-15-34	1,067,000	1,090,485
Energy Transfer LP	5.150	03-15-45	2,050,000	1,828,630
Energy Transfer LP	5.600	09-01-34	1,712,000	1,747,228
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	4,875,000	4,855,979
Enterprise Products Operating LLC	5.350	01-31-33	1,169,000	1,198,960
EOG Resources, Inc.	5.000	07-15-32	1,191,000	1,198,694
Expand Energy Corp.	4.750	02-01-32	3,750,000	3,654,724
MPLX LP	4.950	09-01-32	1,795,000	1,785,511
MPLX LP	5.000	03-01-33	2,069,000	2,053,427
Occidental Petroleum Corp.	6.450	09-15-36	4,766,000	5,112,711
Occidental Petroleum Corp.	6.625	09-01-30	670,000	708,802
Ovintiv, Inc.	6.250	07-15-33	1,539,000	1,618,951
Permian Resources Operating LLC (A)	6.250	02-01-33	824,000	841,491
Plains All American Pipeline LP	4.700	01-15-31	1,126,000	1,116,266
Sabine Pass Liquefaction LLC	4.500	05-15-30	6,934,000	6,866,939
Targa Resources Corp.	5.500	02-15-35	4,851,000	4,896,538
Targa Resources Corp.	6.150	03-01-29	1,962,000	2,031,656
Targa Resources Partners LP	4.000	01-15-32	2,301,000	2,182,053
Viper Energy Partners LLC	4.900	08-01-30	758,000	755,482
Western Midstream Operating LP	4.800	03-01-31	2,188,000	2,163,865
Western Midstream Operating LP	5.450	11-15-34	1,081,000	1,075,221
Whistler Pipeline LLC (A)	5.400	09-30-29	1,051,000	1,065,983
Whistler Pipeline LLC (A)	5.700	09-30-31	1,078,000	1,105,572
Financials 12.4%				289,274,250
Banks 7.2%
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	3,995,000	3,686,391
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	7,070,000	6,404,113
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%)	4.571	04-27-33	7,042,000	6,902,870
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	6,074,000	6,092,456
Bank of America Corp. (5.518% to 10-25-34, then Overnight SOFR + 1.738%)	5.518	10-25-35	819,000	822,787
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (B)	6.625	05-01-30	4,200,000	4,330,112
Citigroup, Inc. (2.561% to 5-1-31, then Overnight SOFR + 1.167%)	2.561	05-01-32	1,843,000	1,656,834
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	3,668,000	3,827,569
Citizens Financial Group, Inc.	3.250	04-30-30	382,000	361,445
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%)	5.253	03-05-31	2,047,000	2,068,847
Citizens Financial Group, Inc. (5.299% to 1-29-31, then 5 Year CMT + 1.450%)	5.299	01-29-36	550,000	544,644
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	4,108,000	4,216,389
Citizens Financial Group, Inc. (6.645% to 4-25-34, then Overnight SOFR + 2.325%)	6.645	04-25-35	2,019,000	2,174,166
Fifth Third Bancorp (5.141% to 1-29-36, then Overnight SOFR + 1.240%)	5.141	01-29-37	882,000	865,792
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	3,364,000	3,461,062
Fifth Third Bancorp (5.982% to 1-30-29, then Overnight SOFR + 2.155%) (A)	5.982	01-30-30	1,718,000	1,765,306
First Citizens BancShares, Inc. (4.869% to 3-3-31, then Overnight SOFR + 1.487%)	4.869	03-03-32	3,279,000	3,189,082
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%)	5.231	03-12-31	2,877,000	2,870,994
First Citizens BancShares, Inc. (5.600% to 9-5-30, then 5 Year CMT + 1.850%)	5.600	09-05-35	2,903,000	2,850,388
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%)	5.514	03-07-31	1,881,000	1,904,752
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	1,774,000	1,794,829
Huntington Bancshares, Inc. (5.709% to 2-2-34, then SOFR Compounded Index + 1.870%)	5.709	02-02-35	853,000	872,680
Huntington Bancshares, Inc. (6.141% to 11-18-34, then 5 Year CMT + 1.700%)	6.141	11-18-39	1,080,000	1,103,082
JPMorgan Chase & Co. (4.347% to 1-22-31, then Overnight SOFR + 0.840%)	4.347	01-22-32	1,438,000	1,408,637
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	9

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (4.603% to 10-22-29, then Overnight SOFR + 1.040%)	4.603	10-22-30	2,619,000	$2,607,272
JPMorgan Chase & Co. (5.193% to 2-5-36, then Overnight SOFR + 1.300%)	5.193	02-05-37	1,812,000	1,782,114
JPMorgan Chase & Co. (5.294% to 7-22-34, then Overnight SOFR + 1.460%)	5.294	07-22-35	3,728,000	3,766,694
JPMorgan Chase & Co. (5.576% to 7-23-35, then Overnight SOFR + 1.635%)	5.576	07-23-36	8,726,000	8,858,572
KeyBank NA	5.000	01-26-33	3,066,000	3,034,460
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%)	5.121	04-04-31	990,000	997,682
KeyCorp (5.305% to 1-28-36, then Overnight SOFR + 1.367%)	5.305	01-28-37	1,107,000	1,090,781
KeyCorp (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%)	6.401	03-06-35	1,026,000	1,092,025
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (B)	5.125	11-01-26	2,177,000	2,170,446
M&T Bank Corp. (5.179% to 7-8-30, then Overnight SOFR + 1.400%)	5.179	07-08-31	1,351,000	1,361,803
M&T Bank Corp. (5.295% to 4-18-31, then 5 Year CMT + 1.380%)	5.295	04-18-36	2,252,000	2,231,215
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	2,607,000	2,605,554
M&T Bank Corp. (5.400% to 7-30-30, then 5 Year CMT + 1.430%)	5.400	07-30-35	3,105,000	3,099,437
Old National Bancorp (5.768% to 2-15-31, then 3 month CME Term SOFR + 2.200%)	5.768	02-15-36	1,103,000	1,102,852
Pinnacle Bank (5.957% to 1-15-31, then 5 Year CMT + 2.300%)	5.957	01-15-36	1,085,000	1,076,924
Pinnacle Financial Partners, Inc. (5.596% to 5-19-31, then Overnight SOFR + 1.700%)	5.596	05-19-32	1,576,000	1,581,039
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	6,087,000	6,158,579
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%)	5.722	06-06-30	1,553,000	1,593,872
Santander Holdings USA, Inc. (5.220% to 6-5-31, then Overnight SOFR + 1.276%)	5.220	06-05-32	1,797,000	1,792,534
Santander Holdings USA, Inc. (5.353% to 9-6-29, then Overnight SOFR + 1.940%)	5.353	09-06-30	2,373,000	2,393,893
Santander Holdings USA, Inc. (5.701% to 6-5-36, then Overnight SOFR + 1.596%)	5.701	06-05-37	1,797,000	1,795,585
Simmons First National Corp. (6.250% to 10-1-30, then 3 month CME Term SOFR + 3.020%)	6.250	10-01-35	2,491,000	2,508,612
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%)	4.812	10-21-32	2,736,000	2,723,947
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	1,759,000	1,803,245
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	1,700,000	1,787,094
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	1,691,000	1,728,618
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	2,591,000	2,610,234
Truist Financial Corp. (5.281% to 4-23-36, then Overnight SOFR + 1.414%)	5.281	04-23-37	1,302,000	1,289,401
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	4,530,000	4,712,488
Truist Financial Corp. (6.123% to 10-28-32, then Overnight SOFR + 2.300%)	6.123	10-28-33	1,739,000	1,835,824
Truist Financial Corp. (6.250% to 6-15-31, then 5 Year CMT + 2.129%) (B)	6.250	06-15-31	1,736,000	1,736,431
U.S. Bancorp (4.839% to 2-1-33, then Overnight SOFR + 1.600%)	4.839	02-01-34	3,109,000	3,067,706
U.S. Bancorp (5.083% to 5-15-30, then Overnight SOFR + 1.296%)	5.083	05-15-31	1,734,000	1,753,312
U.S. Bancorp (5.678% to 1-23-34, then Overnight SOFR + 1.860%)	5.678	01-23-35	850,000	877,620
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	2,592,000	2,702,565
Valley National Bancorp (6.219% to 6-1-31, then 3 month CME Term SOFR + 2.430%)	6.219	06-01-36	2,859,000	2,848,290
Webster Financial Corp. (5.784% to 9-11-30, then 5 Year CMT + 2.125%)	5.784	09-11-35	1,090,000	1,098,502
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	7,876,000	7,239,979
Wells Fargo & Company (5.198% to 1-23-29, then Overnight SOFR + 1.500%)	5.198	01-23-30	70,000	70,787
Wells Fargo & Company (5.211% to 12-3-34, then Overnight SOFR + 1.380%)	5.211	12-03-35	1,968,000	1,964,547
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	1,659,000	1,681,662
Wells Fargo & Company (6.491% to 10-23-33, then Overnight SOFR + 2.060%)	6.491	10-23-34	3,316,000	3,579,094
Capital markets 2.4%
Ares Strategic Income Fund	5.150	01-15-31	2,729,000	2,605,657
Ares Strategic Income Fund	5.450	09-09-28	1,115,000	1,104,099
Ares Strategic Income Fund	5.600	02-15-30	1,882,000	1,849,468
Ares Strategic Income Fund	5.800	09-09-30	2,445,000	2,408,657
Ares Strategic Income Fund	6.200	03-21-32	1,342,000	1,327,142
Ares Strategic Income Fund	6.350	08-15-29	401,000	404,665
Blackstone Private Credit Fund	5.050	09-10-30	2,171,000	2,077,509
Blackstone Private Credit Fund	5.250	04-01-30	2,021,000	1,962,615
Blackstone Private Credit Fund	5.950	07-16-29	1,391,000	1,391,511
Blackstone Private Credit Fund	7.300	11-27-28	1,379,000	1,422,796
Cantor Fitzgerald LP (A)	7.200	12-12-28	4,841,000	5,022,297
HPS Corporate Lending Fund (A)	5.150	04-02-29	743,000	727,721
HPS Corporate Lending Fund	5.450	11-15-30	763,000	737,598
10	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
HPS Corporate Lending Fund	5.950	04-14-32	364,000	$356,146
Intercontinental Exchange, Inc.	4.600	03-15-33	1,335,000	1,308,102
Lazard Group LLC	4.375	03-11-29	1,559,000	1,540,977
Lazard Group LLC	6.000	03-15-31	1,736,000	1,800,045
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	1,056,000	926,388
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	5,208,000	4,517,881
Morgan Stanley (4.708% to 3-12-31, then Overnight SOFR + 1.195%)	4.708	03-12-32	6,216,000	6,139,184
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	70,000	70,631
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%)	5.320	07-19-35	3,258,000	3,273,687
Morgan Stanley (5.948% to 1-19-33, then 5 Year CMT + 2.430%)	5.948	01-19-38	2,550,000	2,623,623
Morgan Stanley Private Bank NA (4.465% to 11-19-30, then Overnight SOFR + 1.020%)	4.465	11-19-31	1,479,000	1,453,681
Sixth Street Lending Partners	5.750	01-15-30	729,000	724,280
Sixth Street Lending Partners	6.125	07-15-30	753,000	757,171
The Bank of New York Mellon Corp. (4.942% to 2-11-30, then Overnight SOFR + 0.887%)	4.942	02-11-31	1,510,000	1,522,854
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (B)	4.000	12-01-30	43,000	40,349
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	7,092,000	6,369,246
Consumer finance 0.6%
Ally Financial, Inc. (5.548% to 7-31-32, then Overnight SOFR + 1.780%)	5.548	07-31-33	5,261,000	5,217,546
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	2,005,000	2,037,976
Ally Financial, Inc.	8.000	11-01-31	2,268,000	2,525,957
Capital One Financial Corp.	6.700	11-29-32	3,607,000	3,918,024
Financial services 0.7%
Apollo Debt Solutions BDC	6.700	07-29-31	1,298,000	1,323,124
Apollo Debt Solutions BDC	6.900	04-13-29	731,000	750,260
Atlas Warehouse Lending Company LP (A)	5.250	01-15-33	634,000	624,503
Atlas Warehouse Lending Company LP (A)	6.250	01-15-30	1,352,000	1,392,660
Enact Holdings, Inc.	6.250	05-28-29	3,157,000	3,249,070
National Rural Utilities Cooperative Finance Corp.	8.000	03-01-32	251,000	289,490
NMI Holdings, Inc.	6.000	08-15-29	2,816,000	2,873,416
PayPal Holdings, Inc. (C)	4.400	06-01-32	1,131,000	1,100,662
Radian Group, Inc.	6.200	05-15-29	4,178,000	4,314,315
Insurance 1.5%
American National Global Funding (A)	4.875	01-23-31	4,007,000	3,945,650
Athene Global Funding (A)	4.721	10-08-29	1,649,000	1,629,469
Athene Global Funding (A)	5.322	11-13-31	1,883,000	1,878,575
Athene Holding, Ltd.	3.500	01-15-31	5,238,000	4,906,800
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	1,119,000	1,075,228
Augusta SpinCo Corp.	4.945	03-23-33	1,005,000	998,832
CNO Financial Group, Inc.	5.250	05-30-29	3,878,000	3,901,786
CNO Financial Group, Inc.	6.450	06-15-34	2,936,000	3,059,414
CNO Global Funding (A)	4.700	12-11-30	1,093,000	1,075,665
GA Global Funding Trust (A)	4.500	09-18-30	2,869,000	2,780,030
GA Global Funding Trust (A)	5.200	12-09-31	1,805,000	1,783,446
MassMutual Global Funding II (A)	4.350	09-17-31	1,812,000	1,766,136
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	2,634,000	2,683,746
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	1,932,000	1,953,322
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	3,456,000	2,764,650
Health care 2.3%				53,535,364
Biotechnology 0.8%
AbbVie, Inc.	4.400	03-15-33	366,000	358,118
AbbVie, Inc.	5.050	03-15-34	4,354,000	4,400,967
Amgen, Inc.	5.250	03-02-33	9,976,000	10,151,499
Amgen, Inc.	5.650	03-02-53	3,806,000	3,704,391
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	11

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care equipment and supplies 0.2%
Abbott Laboratories	4.300	03-15-33	228,000	$221,151
Medtronic Global Holdings SCA	4.500	03-30-33	1,371,000	1,344,016
Solventum Corp.	5.450	03-13-31	3,877,000	3,968,773
Health care providers and services 0.7%
Cencora, Inc.	2.800	05-15-30	2,364,000	2,204,747
CVS Health Corp.	5.000	09-15-32	1,424,000	1,427,171
HCA, Inc.	4.300	11-15-30	737,000	720,912
HCA, Inc.	4.600	11-15-32	1,474,000	1,435,631
HCA, Inc.	5.000	05-15-33	2,652,000	2,624,885
HCA, Inc.	5.450	04-01-31	2,295,000	2,344,938
UnitedHealth Group, Inc.	5.950	06-15-55	1,431,000	1,474,648
Universal Health Services, Inc.	2.650	10-15-30	3,179,000	2,858,705
VSP Optical Group, Inc. (A)	5.400	06-01-33	1,082,000	1,084,730
Pharmaceuticals 0.6%
IQVIA, Inc.	6.250	02-01-29	1,558,000	1,609,593
Merck & Company, Inc.	4.450	12-04-32	1,328,000	1,307,097
Pfizer Investment Enterprises Pte, Ltd.	4.750	05-19-33	7,372,000	7,301,161
Roche Holdings, Inc. (A)	5.489	11-13-30	2,888,000	2,992,231
Industrials 2.6%				60,810,315
Aerospace and defense 0.5%
Hexcel Corp.	4.900	05-15-31	316,000	315,046
Honeywell Aerospace, Inc. (A)	4.600	03-16-33	1,378,000	1,352,499
Huntington Ingalls Industries, Inc.	4.200	05-01-30	40,000	39,120
The Boeing Company	6.528	05-01-34	8,320,000	9,051,444
Electrical equipment 0.0%
Eaton Corp.	4.500	03-06-33	1,325,000	1,297,058
Machinery 0.3%
Flowserve Corp.	5.700	05-15-36	1,545,000	1,552,834
Novartis Capital Corp.	4.600	03-18-33	6,003,000	5,947,766
Passenger airlines 1.8%
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	2,595,177	2,549,194
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	1,885,803	1,830,392
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	1,201,398	1,173,815
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	3,508,150	3,373,023
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	2,796,836	2,570,149
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	1,858,038	1,742,350
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	3,185,102	2,866,979
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	759,665	726,490
American Airlines 2025-1 Class A Pass Through Trust	4.900	05-11-38	2,119,000	2,064,583
American Airlines 2025-1 Class B Pass Through Trust	5.650	11-11-34	853,000	843,970
American Airlines 2026-1 Class A Pass Through Trust	5.250	11-10-38	2,270,000	2,251,927
American Airlines 2026-1 Class B Pass Through Trust	5.750	05-10-35	2,408,000	2,395,045
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	2,798,789	2,477,656
JetBlue 2020-1 Class A Pass Through Trust	4.000	11-15-32	729,710	691,570
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	2,971,992	2,879,164
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	1,088,626	1,049,091
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	1,977,074	2,000,353
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	3,513,203	3,646,015
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	1,693,421	1,698,676
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	2,384,134	2,424,106
Information technology 3.4%				78,831,936
Communications equipment 0.3%
Motorola Solutions, Inc.	2.300	11-15-30	4,040,000	3,644,312
Motorola Solutions, Inc.	2.750	05-24-31	4,013,000	3,645,618
12	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Electronic equipment, instruments and components 0.3%
Amphenol Corp.	4.400	02-15-33	1,856,000	$1,804,655
Jabil, Inc.	4.750	02-01-33	1,125,000	1,098,275
TD SYNNEX Corp.	2.650	08-09-31	1,296,000	1,153,860
TD SYNNEX Corp.	5.300	10-10-35	2,669,000	2,627,397
TD SYNNEX Corp.	6.100	04-12-34	1,057,000	1,099,970
IT services 0.2%
Beacon Point DC LLC (A)	6.129	11-30-42	3,839,000	3,871,971
VeriSign, Inc.	5.100	07-15-31	810,000	812,385
Semiconductors and semiconductor equipment 1.3%
Broadcom, Inc.	3.419	04-15-33	4,931,000	4,495,031
Broadcom, Inc.	4.550	02-15-32	805,000	794,143
Broadcom, Inc.	4.800	02-15-36	2,732,000	2,651,261
Broadcom, Inc.	4.900	07-15-32	3,945,000	3,957,905
Foundry JV Holdco LLC (A)	6.100	01-25-36	4,022,000	4,240,063
Foundry JV Holdco LLC (A)	6.250	01-25-35	4,879,000	5,178,929
Marvell Technology, Inc.	5.950	09-15-33	4,122,000	4,328,677
Micron Technology, Inc.	2.703	04-15-32	1,657,000	1,484,560
Qorvo, Inc. (A)	3.375	04-01-31	2,097,000	1,915,406
Qorvo, Inc.	4.375	10-15-29	1,395,000	1,344,671
Software 0.6%
HUT 8 DC LLC (A)	6.192	11-15-42	1,581,000	1,601,366
Oracle Corp.	4.700	09-27-34	2,108,000	1,931,414
Oracle Corp.	4.800	09-26-32	1,736,000	1,651,824
Oracle Corp.	5.250	02-03-32	2,035,000	2,006,065
Oracle Corp.	5.550	02-06-53	2,938,000	2,366,593
Oracle Corp.	5.700	02-04-36	996,000	964,581
VMware LLC	4.700	05-15-30	2,985,000	2,990,637
Technology hardware, storage and peripherals 0.7%
CDW LLC	5.100	03-01-30	1,408,000	1,404,979
Dell International LLC	4.500	02-15-31	2,046,000	2,017,595
Dell International LLC	4.750	10-06-32	2,900,000	2,865,755
Dell International LLC	5.000	04-01-30	1,297,000	1,307,965
Dell International LLC	5.300	04-01-32	2,787,000	2,834,476
Dell International LLC	5.400	04-15-34	4,675,000	4,739,597
Materials 0.2%				3,568,207
Construction materials 0.1%
JH North America Holdings, Inc. (A)	5.875	01-31-31	717,000	720,373
JH North America Holdings, Inc. (A)	6.125	07-31-32	713,000	718,912
Metals and mining 0.1%
Freeport-McMoRan, Inc.	5.400	11-14-34	2,093,000	2,128,922
Real estate 1.6%				36,327,060
Hotel and resort REITs 0.1%
Host Hotels & Resorts LP	4.250	12-15-28	1,862,000	1,842,138
Industrial REITs 0.1%
Prologis Targeted U.S. Logistics Fund LP (A)	4.625	03-15-33	44,000	42,842
Prologis Targeted U.S. Logistics Fund LP (A)	5.250	01-15-35	2,984,000	2,983,728
Office REITs 0.3%
Boston Properties LP	6.500	01-15-34	3,876,000	4,113,098
Cousins Properties LP	4.875	03-01-33	3,752,000	3,652,942
Real estate management and development 0.2%
CoStar Group, Inc. (A)	2.800	07-15-30	3,665,000	3,297,484
Residential REITs 0.1%
American Homes 4 Rent LP	4.950	06-15-30	2,435,000	2,441,581
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	13

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Retail REITs 0.2%
Regency Centers LP	4.500	03-15-33	1,160,000	$1,128,385
Regency Centers LP	5.000	07-15-32	2,473,000	2,487,718
Specialized REITs 0.6%
American Tower Corp.	4.700	12-15-32	1,951,000	1,919,271
American Tower Corp.	5.200	02-15-29	2,384,000	2,415,202
American Tower Corp.	5.550	07-15-33	2,662,000	2,730,923
American Tower Corp.	5.650	03-15-33	2,082,000	2,150,101
VICI Properties LP	5.125	11-15-31	3,119,000	3,105,363
VICI Properties LP	5.125	05-15-32	2,033,000	2,016,284
Utilities 3.9%				90,365,212
Electric utilities 1.9%
American Electric Power Company, Inc.	5.625	03-01-33	686,000	710,805
American Electric Power Company, Inc. (5.800% to 3-15-31, then 5 Year CMT + 2.128%)	5.800	03-15-56	1,649,000	1,639,947
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%)	6.050	03-15-56	842,000	837,264
Constellation Energy Generation LLC	4.400	01-15-31	1,508,000	1,482,511
Constellation Energy Generation LLC	6.500	10-01-53	1,686,000	1,808,973
Duke Energy Carolinas LLC	4.950	01-15-33	2,672,000	2,689,435
Duke Energy Corp.	5.750	09-15-33	2,435,000	2,538,312
Entergy Corp. (5.875% to 6-15-31, then 5 Year CMT + 2.179%)	5.875	06-15-56	2,877,000	2,877,452
Entergy Corp. (6.100% to 6-15-36, then 5 Year CMT + 2.013%)	6.100	06-15-56	1,455,000	1,457,990
Eversource Energy	5.125	05-15-33	2,758,000	2,759,359
Exelon Corp.	5.125	03-15-31	1,054,000	1,068,060
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	693,000	711,290
Georgia Power Company	4.950	05-17-33	1,186,000	1,193,191
NextEra Energy Capital Holdings, Inc.	2.440	01-15-32	1,591,000	1,403,107
NextEra Energy Capital Holdings, Inc. (6.200% to 10-1-36, then 5 Year CMT + 1.765%)	6.200	10-01-56	1,337,000	1,335,708
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	1,756,000	1,788,396
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	718,000	736,980
NRG Energy, Inc. (A)	4.955	04-30-31	2,816,000	2,784,924
NRG Energy, Inc. (A)	5.407	10-15-35	3,033,000	2,981,061
NRG Energy, Inc. (A)	7.000	03-15-33	3,922,000	4,254,535
Pacific Gas & Electric Company	5.800	05-15-34	2,569,000	2,626,105
The Southern Company	5.200	06-15-33	39,000	39,299
The Southern Company	5.700	03-15-34	1,725,000	1,786,996
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	3,194,000	3,277,843
Independent power and renewable electricity producers 0.9%
Indianapolis Power & Light Company (A)	5.650	12-01-32	3,617,000	3,747,977
The AES Corp.	5.200	07-15-29	959,000	964,458
Vistra Operations Company LLC (A)	4.300	07-15-29	4,474,000	4,382,282
Vistra Operations Company LLC (A)	4.700	01-31-31	1,053,000	1,031,921
Vistra Operations Company LLC (A)	5.000	04-30-31	2,306,000	2,288,567
Vistra Operations Company LLC (A)	5.250	04-30-33	2,380,000	2,362,387
Vistra Operations Company LLC (A)	6.000	04-15-34	3,636,000	3,742,902
Vistra Operations Company LLC (A)	6.950	10-15-33	2,781,000	3,026,095
Multi-utilities 1.1%
CenterPoint Energy, Inc. (5.950% to 4-1-31, then 5 Year CMT + 2.223%)	5.950	04-01-56	1,776,000	1,775,169
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%) (C)	6.850	02-15-55	2,766,000	2,907,127
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	1,057,000	1,094,871
Dominion Energy, Inc. (6.000% to 2-15-31, then 5 Year CMT + 2.262%)	6.000	02-15-56	2,598,000	2,609,501
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%)	6.200	02-15-56	3,194,000	3,204,087
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	1,977,000	2,042,856
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	1,067,000	1,129,733
NiSource, Inc.	3.600	05-01-30	1,191,000	1,143,180
NiSource, Inc. (5.750% to 7-15-31, then 5 Year CMT + 2.035%)	5.750	07-15-56	2,342,000	2,338,608
14	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities (continued)
Sempra	5.500	08-01-33	1,755,000	$1,804,236

Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	2,520,000	2,533,500

WEC Energy Group, Inc. (5.625% to 5-15-31, then 5 Year CMT + 1.905%)	5.625	05-15-56	1,455,000	1,446,212
Municipal bonds 0.3%				$7,628,780
(Cost $7,965,321)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	2,165,000	1,779,370
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	3,882,000	2,629,973
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	1,185,000	867,982

Regents of the University of California Medical Center	3.006	05-15-50	3,585,000	2,351,455
Collateralized mortgage obligations 6.4%				$148,345,432
(Cost $149,731,079)
Commercial and residential 5.3%				122,548,545
A&D Mortgage Trust
Series 2026-NQM1, Class A1 (A)(D)	4.912	02-25-71	919,329	908,958
Series 2026-NQM2, Class A1 (A)(D)	4.811	03-25-71	2,103,575	2,076,408
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (A)(D)	0.990	04-25-53	159,298	153,877
Series 2021-5, Class A1 (A)(D)	0.951	07-25-66	397,144	344,558
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (A)	4.800	11-26-68	726,195	722,005
Series 2024-5, Class A1 (4.950% to 4-1-28, then 5.950% thereafter) (A)	4.950	07-25-68	1,076,856	1,071,546
Series 2025-10, Class A1 (A)(D)	4.960	09-25-70	515,219	510,389
Series 2025-11, Class A1 (A)(D)	4.975	10-25-70	690,151	683,707
Series 2025-13, Class A1 (A)	4.929	10-25-70	874,393	865,348
Series 2026-1, Class A1 (A)(D)	4.747	02-25-71	1,248,876	1,231,237
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (A)(D)	1.175	10-25-48	383,474	349,872
Avenue of Americas
Series 2025-1301, Class A (A)(D)	5.227	08-11-42	1,804,000	1,801,825
Series 2025-1301, Class B (A)(D)	5.478	08-11-42	897,000	892,697
BAHA Trust
Series 2024-MAR, Class A (A)(D)	6.171	12-10-41	2,443,000	2,493,413
BANK5
Series 2024-5YR8, Class A3	5.884	08-15-57	10,000	10,274
Series 2025-5YR18, Class A3	5.145	12-15-58	1,782,000	1,798,339
Series 2025-5YR19, Class A3	5.270	12-15-58	1,173,000	1,190,156
Series 2026-5YR20, Class A3	5.104	02-15-59	600,000	604,430
Series 2026-5YR21, Class A3	5.525	04-15-59	1,057,000	1,082,464
Series 2026-5YR22, Class A3 (D)	5.713	06-15-59	2,158,000	2,225,586
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	644,322	607,820
Series 2024-5C29, Class A3	5.208	09-15-57	2,362,000	2,379,785
Series 2024-5C31, Class A3	5.609	12-15-57	583,000	594,858
Series 2025-5C38, Class A3	5.146	11-15-58	1,487,000	1,502,276
Series 2026-5C40, Class A3	5.248	02-15-59	1,183,000	1,198,526
Series 2026-5C41, Class A3	5.438	05-15-69	1,492,000	1,521,609
Series 2026-5C42, Class A3	5.598	06-15-59	1,083,000	1,113,647
Benchmark Mortgage Trust
Series 2020-B16, Class A5	2.732	02-15-53	50,000	46,380
Series 2024-V12, Class A3	5.738	12-15-57	2,044,000	2,094,162
Series 2026-V20, Class A3	5.184	02-15-59	892,000	901,083
BMO Mortgage Trust
Series 2024-5C8, Class A3 (D)	5.625	12-15-57	876,000	894,345
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (A)(D)	0.941	02-25-49	348,153	330,273
BX Trust
Series 2019-OC11, Class A (A)	3.202	12-09-41	984,000	929,353
BXHPP Trust
Series 2021-FILM, Class C (1 month CME Term SOFR + 1.214%) (A)(E)	4.839	08-15-36	5,009,000	4,345,257
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	15

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	1,847,977	$1,817,099
CENT Trust
Series 2025-CITY, Class A (A)(D)	5.091	07-10-40	1,198,000	1,195,892
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A2	2.708	02-15-53	950,113	900,018
Series 2023-SMRT, Class A (A)(D)	6.015	06-12-40	1,479,000	1,500,425
COLT Mortgage Loan Trust
Series 2021-3, Class A1 (A)(D)	0.956	09-27-66	603,171	502,656
Series 2021-HX1, Class A1 (A)(D)	1.110	10-25-66	615,934	529,122
Series 2022-2, Class A1 (A)	3.994	02-25-67	58,881	55,836
Series 2025-6, Class A1 (5.529% to 7-1-29, then 6.529% thereafter) (A)	5.529	08-25-70	513,818	514,143
COLT Trust
Series 2020-RPL1, Class A1 (A)(D)	1.390	01-25-65	1,458,771	1,240,732
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2020-CX, Class D (A)(D)	2.773	11-10-46	1,136,000	880,974
Credit Suisse Mortgage Capital Certificates
Series 2021-NQM2, Class A1 (A)(D)	1.179	02-25-66	197,058	175,963
Series 2021-NQM3, Class A1 (A)(D)	1.015	04-25-66	401,583	352,060
Series 2021-NQM6, Class A1 (A)(D)	1.174	07-25-66	829,850	709,348
Series 2021-RPL2, Class A1A (A)(D)	1.115	01-25-60	1,265,810	1,065,185
Cross Mortgage Trust
Series 2025-H10, Class A1 (A)(D)	4.968	01-25-71	535,036	529,948
Series 2025-H8, Class A1 (A)(D)	5.003	11-25-70	680,758	674,840
Series 2025-H9, Class A1 (A)(D)	5.036	11-25-70	878,620	871,515
Series 2026-NQM1, Class A1 (A)(D)	4.699	02-25-61	1,257,433	1,239,100
Ellington Financial Mortgage Trust
Series 2021-2, Class A1 (A)(D)	0.931	06-25-66	407,153	345,424
Series 2025-INV5, Class A1 (A)(D)	5.077	12-25-70	1,465,644	1,453,207
Series 2026-NQM1, Class A1 (A)(D)	4.771	02-25-71	724,336	714,348
Flagstar Mortgage Trust
Series 2021-1, Class A2 (A)(D)	2.500	02-01-51	1,090,760	899,155
GCAT Trust
Series 2020-NQM2, Class A1 (A)	2.555	04-25-65	23,537	22,602
Series 2021-NQM1, Class A1 (A)(D)	0.874	01-25-66	201,470	178,125
Series 2021-NQM2, Class A1 (A)(D)	1.036	05-25-66	205,802	180,289
Series 2021-NQM3, Class A1 (A)(D)	1.091	05-25-66	587,921	514,992
Series 2025-NQM5, Class A1 (A)(D)	4.981	08-25-70	861,627	852,969
GGP Trust
Series 2026-TY, Class A (A)(D)	4.825	03-05-43	1,831,000	1,803,744
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (A)(D)	1.382	09-27-60	179,937	174,641
Series 2021-NQM1, Class A1 (A)(D)	1.017	07-25-61	355,197	327,843
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (A)(D)	5.649	01-13-40	1,466,000	1,489,146
Series 2026-10HY, Class A (A)(D)	5.086	12-10-39	1,590,000	1,596,013
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (A)(D)	1.071	06-25-56	585,727	511,741
JPMorgan Mortgage Trust
Series 2025-NQM5, Class A1 (A)(D)	4.879	05-25-66	349,854	346,053
MFA Trust
Series 2021-NQM1, Class A1 (A)(D)	1.153	04-25-65	351,973	331,663
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM10, Class A1 (A)(D)	5.119	11-25-70	516,246	511,707
MTN Commercial Mortgage Trust
Series 2026-LPFX, Class A (A)(D)	5.153	05-15-43	826,000	824,444
New Residential Mortgage Loan Trust
Series 2025-NQM7, Class A1 (A)(D)	5.010	10-26-65	1,200,014	1,194,392
Series 2026-NQM1, Class A1 (A)(D)	4.824	11-25-65	710,346	701,470
Series 2026-NQM2, Class A1 (A)(D)	4.743	12-25-65	536,171	528,176
NMLT Trust
Series 2021-INV1, Class A1 (A)(D)	1.185	05-25-56	577,256	501,953
NRZT Trust
16	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2025-NQM6, Class A1 (A)(D)	5.085	10-25-65	1,040,600	$1,032,253
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A (A)(D)	4.455	11-05-41	1,531,000	1,497,671
NYC Trust
Series 2026-9W57, Class A (A)(D)	5.053	06-06-40	2,817,000	2,804,395
NYMT Loan Trust
Series 2022-CP1, Class A1 (A)	2.042	07-25-61	184,865	173,345
Series 2025-INV2, Class A1 (A)(D)	5.000	10-25-60	1,109,998	1,101,017
OBX Trust
Series 2020-EXP2, Class A3 (A)(D)	2.500	05-25-60	424,110	356,780
Series 2021-NQM2, Class A1 (A)(D)	1.101	05-25-61	648,863	530,948
Series 2021-NQM3, Class A1 (A)(D)	1.054	07-25-61	683,489	571,088
Series 2025-NQM14, Class A1 (5.162% to 7-1-29, then 6.162% thereafter) (A)	5.162	07-25-65	493,783	491,737
Series 2025-NQM18, Class A1 (A)(D)	5.057	09-25-65	323,929	321,988
Series 2025-NQM19, Class A1 (A)(D)	4.869	10-25-65	804,135	797,024
Series 2025-NQM20, Class A1 (A)(D)	5.021	10-25-65	845,853	838,999
Series 2025-NQM21, Class A1 (A)(D)	4.989	10-25-65	497,654	493,527
Series 2025-NQM23, Class A1 (A)(D)	4.872	10-25-65	1,003,406	994,966
Series 2026-NQM2, Class A1 (A)(D)	4.818	12-01-65	1,630,601	1,617,731
Series 2026-NQM8, Class A1 (A)(D)	5.297	05-25-66	751,000	748,014
Series 2026-NQM9, Class A1 (A)(D)	5.470	04-25-66	1,616,000	1,615,378
PRKCM Trust
Series 2026-AFC1, Class A1 (A)(D)	4.677	02-25-61	547,783	539,116
Progress Residential Trust
Series 2024-SFR1, Class A (A)	3.350	02-17-41	2,188,962	2,103,710
Series 2025-SFR1, Class A (A)	3.400	02-17-42	1,999,825	1,897,170
Series 2025-SFR2, Class A (A)	3.305	04-17-42	1,372,071	1,292,736
Series 2025-SFR5, Class A (A)	3.850	10-17-42	1,565,560	1,495,966
Series 2025-SFR6, Class A (A)	4.000	12-17-42	1,813,000	1,739,512
Series 2026-SFR1, Class A (A)	3.850	02-17-43	1,258,000	1,196,504
Series 2026-SFR2, Class A (A)	4.240	05-17-43	1,277,000	1,232,180
Series 2026-SFR3, Class A (A)	4.000	07-17-43	848,000	807,965
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (A)(D)	2.000	01-25-36	788,865	703,719
ROCK Trust
Series 2024-CNTR, Class A (A)	5.388	11-13-41	2,171,000	2,194,222
Series 2024-CNTR, Class D (A)	7.109	11-13-41	1,736,000	1,798,315
SLG Office Trust
Series 2021-OVA, Class C (A)	2.851	07-15-41	2,719,000	2,407,901
Series 2026-OMA, Class A (A)(D)	5.131	04-15-41	2,079,000	2,076,010
Starwood Mortgage Residential Trust
Series 2021-2, Class A1 (A)(D)	0.943	05-25-65	163,226	156,046
Towd Point Mortgage Trust
Series 2018-4, Class A1 (A)(D)	3.000	06-25-58	405,025	382,296
Series 2019-4, Class A1 (A)(D)	2.900	10-25-59	545,711	522,202
Series 2020-4, Class A1 (A)	1.750	10-25-60	806,391	732,725
Series 2024-1, Class A1 (A)(D)	4.927	03-25-64	852,109	865,465
Series 2024-3, Class A1A (A)(D)	4.958	07-25-65	677,223	677,095
Series 2024-4, Class A1A (A)(D)	4.547	10-27-64	530,715	529,142
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class A (A)(D)	5.229	07-13-44	1,499,000	1,484,132
Verus Securitization Trust
Series 2021-1, Class A1 (A)(D)	0.815	01-25-66	396,765	360,206
Series 2021-3, Class A1 (A)(D)	1.046	06-25-66	611,199	537,662
Series 2021-4, Class A1 (A)(D)	0.938	07-25-66	361,772	305,917
Series 2021-5, Class A1 (A)(D)	1.013	09-25-66	619,580	532,035
Series 2021-R2, Class A1 (A)(D)	0.918	02-25-64	321,862	307,153
Series 2025-11, Class A1 (A)(D)	4.914	11-25-70	1,043,443	1,035,495
Series 2026-1, Class A1 (A)(D)	4.863	01-25-71	906,911	897,944
Series 2026-2, Class A1 (A)(D)	4.590	02-25-71	906,152	893,527
Visio Trust
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	17

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2020-1R, Class A1 (A)	1.312	11-25-55	145,764	$141,582
Wells Fargo Commercial Mortgage Trust
Series 2025-5C4, Class A3	5.673	05-15-58	1,461,000	1,494,433
Series 2025-5C6, Class A3	5.186	10-15-58	1,486,000	1,497,012
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A (A)(D)	5.528	07-15-40	1,474,000	1,489,173
U.S. Government Agency 1.1%				25,796,887
Government National Mortgage Association
Series 2017-135, Class IO	0.688	10-16-58	9,688,896	317,650
Series 2017-140, Class IO	0.485	02-16-59	11,618,114	282,724
Series 2017-159, Class IO	0.413	06-16-59	9,505,837	233,599
Series 2017-20, Class IO	0.475	12-16-58	15,083,107	283,241
Series 2017-22, Class IO	0.737	12-16-57	8,045,101	269,002
Series 2017-46, Class IO	0.651	11-16-57	8,063,984	296,022
Series 2017-61, Class IO	0.687	05-16-59	8,762,776	294,731
Series 2018-158, Class IO	0.801	05-16-61	10,103,363	564,094
Series 2018-69, Class IO	0.611	04-16-60	6,753,179	298,430
Series 2019-131, Class IO	0.803	07-16-61	10,646,155	594,135
Series 2020-100, Class IO	0.788	05-16-62	10,109,208	592,944
Series 2020-108, Class IO	0.847	06-16-62	26,303,784	1,557,763
Series 2020-114, Class IO	0.799	09-16-62	28,772,412	1,542,552
Series 2020-118, Class IO	0.885	06-16-62	19,194,594	1,187,191
Series 2020-119, Class IO	0.607	08-16-62	13,215,240	589,001
Series 2020-120, Class IO	0.760	05-16-62	5,691,084	324,961
Series 2020-137, Class IO	0.800	09-16-62	36,788,382	2,214,363
Series 2020-150, Class IO	0.971	12-16-62	17,541,879	1,153,101
Series 2020-170, Class IO	0.836	11-16-62	23,546,856	1,489,901
Series 2020-92, Class IO	0.870	02-16-62	26,026,293	1,547,945
Series 2021-10, Class IO	0.995	05-16-63	15,303,642	1,180,981
Series 2021-11, Class IO	1.022	12-16-62	24,959,011	1,835,920
Series 2021-203, Class IO	0.867	07-16-63	22,802,944	1,439,849
Series 2021-3, Class IO	0.871	09-16-62	28,598,568	1,782,566
Series 2021-40, Class IO	0.823	02-16-63	9,889,534	591,411
Series 2022-144, Class IO	0.531	10-16-64	552,289	25,574
Series 2022-181, Class IO	0.722	07-16-64	10,033,178	582,487
Series 2022-21, Class IO	0.785	10-16-63	9,869,499	594,056
Series 2023-197, Class IO	1.244	09-16-65	7,305,980	587,531
Series 2024-179, Class XI IO	0.831	12-16-66	259,176	17,848
Series 2025-126, Class IO	0.767	05-16-67	196,057	13,150
Series 2025-128, Class IO	0.926	09-16-67	18,800,323	1,460,514
Series 2025-3, Class IO	0.849	04-16-67	259,056	16,911
Series 2025-35, Class IO	0.762	09-16-66	312,634	17,132

Series 2025-73, Class IO	0.675	08-16-67	305,938	17,607
Asset-backed securities 8.4%				$195,576,212
(Cost $198,563,261)
Asset-backed securities 8.4%				195,576,212
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-29-30	1,220,385	1,121,344
Aligned Data Centers Issuer LLC
Series 2023-2A, Class A2 (A)	6.500	11-16-48	1,249,000	1,256,861
Series 2026-1A, Class A2I (A)	5.909	06-15-56	1,281,000	1,283,852
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class A2 (A)	4.305	09-15-33	1,543,173	1,536,706
18	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
AMSR Trust
Series 2021-SFR1, Class B (A)	2.153	06-17-38	1,930,000	$1,823,749
Series 2023-SFR1, Class A (A)	4.000	04-17-40	861,000	846,632
Series 2025-SFR1, Class A (A)	3.655	06-17-42	631,000	601,788
Series 2025-SFR2, Class A (A)	4.275	11-17-42	1,850,000	1,797,482
Series 2026-SFR1, Class A (A)	3.775	04-17-43	1,108,000	1,048,500
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	2,755,870	2,695,621
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A (A)	5.360	06-20-30	1,175,000	1,192,803
Beacon Container Finance II LLC
Series 2021-1A, Class A (A)	2.250	10-22-46	1,832,533	1,698,786
Business Jet Securities LLC
Series 2026-1A, Class A (A)	5.464	06-15-41	877,000	878,636
Canon Music Issuer Trust
Series 2026-1A, Class A (A)	5.521	05-01-76	949,000	945,394
Capital Automotive REIT
Series 2024-2A, Class A2 (A)	5.250	05-15-54	906,915	897,844
Series 2024-3A, Class A1 (A)	4.400	10-15-54	1,228,824	1,174,585
CarMax Auto Owner Trust
Series 2026-2, Class A3	4.220	06-16-31	1,259,000	1,251,550
CARS-DB7 LP
Series 2023-1A, Class A1 (A)	5.750	09-15-53	2,410,943	2,417,056
CARS-DB8 LP
Series 2024-2A, Class A1 (A)	4.900	05-15-54	697,190	694,954
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (A)	1.690	07-15-60	2,263,629	1,870,114
Series 2021-1A, Class A1 (A)	1.530	03-15-61	2,205,761	1,736,841
Chesapeake IV Funding
Series 2026-1A, Class A3 (A)	4.470	02-15-30	1,871,000	1,869,653
CLI Funding IX LLC
Series 2024-1A, Class A (A)	5.630	07-20-49	82,258	82,891
Series 2025-1A, Class A (A)	5.350	06-20-50	1,445,045	1,446,247
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	1,498,263	1,403,230
CLI Funding VIII LLC
Series 2021-1A, Class A (A)	1.640	02-18-46	1,196,936	1,105,888
Series 2022-1A, Class A (A)	2.720	01-18-47	938,694	862,347
Cloud Capital Holdco LP
Series 2024-2A, Class A2 (A)	5.923	11-22-49	1,198,000	1,191,310
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (A)	5.250	02-25-49	1,510,000	1,515,816
Series 2025-1A, Class A1 (A)	5.316	05-25-50	1,531,000	1,526,600
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (A)	5.835	02-25-50	922,000	928,655
Concord Music Royalties LLC
Series 2025-2A, Class A (A)	5.785	07-20-75	1,191,000	1,201,715
Consolidated Communications LLC
Series 2025-1A, Class A2 (A)	6.000	05-20-55	1,781,000	1,804,274
Series 2025-4A, Class A2 (A)	5.522	12-20-55	897,000	900,624
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (A)	4.300	04-20-48	2,206,000	2,158,562
Series 2024-2A, Class A2 (A)	4.500	05-20-49	2,190,000	2,120,733
DataBank Issuer LLC
Series 2021-2A, Class A2 (A)	2.400	10-25-51	619,000	614,036
Series 2023-1A, Class A2 (A)	5.116	02-25-53	100,000	98,737
Series 2026-1A, Class A2 (A)	5.811	02-25-56	1,537,000	1,534,922
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	19

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	1,333,128	$1,319,353
Series 2021-1A, Class A2II (A)	2.493	11-20-51	47,750	45,021
Series 2025-1A, Class A2I (A)	4.891	08-20-55	989,030	977,578
Series 2025-1A, Class A2II (A)	5.165	08-20-55	989,030	977,234
Series 2026-1A, Class A2I (A)	5.200	05-20-56	984,000	983,383
Series 2026-1A, Class A2II (A)	5.432	05-20-56	1,694,000	1,694,900
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	2,187,000	2,152,710
Domino’s Pizza Master Issuer LLC
Series 2019-1A, Class A2 (A)	3.668	10-25-49	689,280	661,306
Series 2021-1A, Class A2I (A)	2.662	04-25-51	1,752,445	1,664,816
Series 2025-1A, Class A2I (A)	4.930	07-25-55	993,000	984,301
Series 2025-1A, Class A2II (A)	5.217	07-25-55	1,319,000	1,312,839
Driven Brands Funding LLC
Series 2021-1A, Class A2 (A)	2.791	10-20-51	2,116,577	1,975,123
Series 2024-1A, Class A2 (A)	6.372	10-20-54	1,459,013	1,466,862
Series 2025-1A, Class A2 (A)	5.296	10-20-55	1,331,310	1,288,102
ExteNet Issuer LLC
Series 2024-1A, Class A2 (A)	5.335	07-25-54	2,137,000	1,941,649
FirstKey Homes Trust
Series 2021-SFR1, Class C (A)	1.888	08-17-38	3,093,000	3,078,829
FirstLight Issuer LLC
Series 2026-1A, Class A2 (A)	5.873	06-20-56	1,478,000	1,483,838
Flexential Issuer LLC
Series 2025-1A, Class A2 (A)	6.030	10-25-60	902,000	897,604
Ford Credit Auto Owner Trust
Series 2025-C, Class A3	3.900	06-15-30	1,221,000	1,209,340
Series 2026-1, Class A (4.320% to 2-15-31, then 8.630% thereafter) (A)	4.320	08-15-38	2,119,000	2,094,848
GBX Leasing LLC
Series 2026-1A, Class A (A)	5.130	02-20-56	1,504,709	1,473,730
GM Financial Consumer Automobile Receivables Trust
Series 2025-4, Class A3	3.840	02-18-31	611,000	604,885
Series 2026-2, Class A3	4.150	08-18-31	1,814,000	1,802,742
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (A)	4.980	12-11-36	1,505,000	1,523,953
GMF Floorplan Owner Revolving Trust
Series 2024-2A, Class A (A)	5.060	03-15-31	2,061,000	2,089,867
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (A)	3.208	01-22-29	490,320	465,644
Series 2021-1A, Class A2 (A)	2.773	04-20-29	1,091,932	1,016,176
GreatAmerica Leasing Receivables Funding LLC
Series 2025-2, Class A3 (A)	4.140	12-17-29	2,131,000	2,113,666
Honda Auto Receivables Owner Trust
Series 2025-4, Class A3	3.980	06-17-30	1,841,000	1,827,363
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	25,000	24,769
Series 2023-1A, Class A2 (A)	5.687	05-20-53	1,806,000	1,812,721
Hyundai Auto Receivables Trust
Series 2025-D, Class A3	3.990	09-16-30	1,534,000	1,522,551
Invitation Homes Trust
Series 2024-SFR1, Class A (A)	4.000	09-17-41	1,854,031	1,803,816
Iskandar Enterprise LLC
Series 2026-1A, Class A21 (A)	5.049	04-17-56	2,477,000	2,462,802
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (A)	5.636	02-15-55	1,659,000	1,674,562
Series 2025-1A, Class A2 (A)	5.610	08-16-55	1,919,495	1,937,547
Series 2026-1A, Class A2I (A)	4.952	02-15-56	1,999,988	1,973,065
Jimmy John’s Funding LLC
Series 2026-1A, Class A2 (A)	5.685	04-30-56	2,243,000	2,251,090
Kinetic ABS Issuer LLC
Series 2026-1A, Class A2 (A)	5.219	02-25-56	933,000	926,822
Series 2026-2A, Class A2 (A)	5.834	06-25-58	1,358,000	1,370,492
20	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Lyra Music Assets Delaware LP
Series 2024-2A, Class A2 (A)	5.760	12-22-64	1,686,830	$1,697,149
Series 2025-1A, Class A2 (A)	5.604	09-20-65	1,593,860	1,600,596
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2 (A)	5.400	08-20-55	1,798,000	1,802,850
Series 2025-4A, Class A2 (A)	5.163	12-20-55	903,000	899,067
Series 2026-1A, Class A2 (A)	5.273	04-20-56	1,078,000	1,078,514
Navient Refinance Loan Trust
Series 2026-B, Class A (A)	5.070	06-15-56	1,048,000	1,047,741
Navient Student Loan Trust
Series 2020-2A, Class A1A (A)	1.320	08-26-69	974,586	826,658
Neighborly Issuer LLC
Series 2021-1A, Class A2 (A)	3.584	04-30-51	2,522,250	2,417,170
Series 2022-1A, Class A2 (A)	3.695	01-30-52	1,279,220	1,212,550
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class A1 (A)	1.910	10-20-61	3,608,000	2,949,540
Series 2021-1, Class B1 (A)	2.410	10-20-61	1,542,000	920,728
Sabey Data Center Issuer LLC
Series 2026-1, Class A2 (A)	5.482	01-20-51	1,539,000	1,524,634
Santander Bank Auto Credit-Linked Notes
Series 2026-A, Class B (A)	4.806	07-17-34	2,069,000	2,065,716
Scalelogix ABS Issuer LLC
Series 2025-1A, Class A2 (A)	5.673	07-25-55	1,512,000	1,472,879
SCF Equipment Leasing LLC
Series 2025-2A, Class A3 (A)	4.330	06-20-36	2,123,000	2,104,685
SEB Funding LLC
Series 2024-1A, Class A2 (A)	7.386	04-30-54	2,272,305	2,302,101
ServiceMaster Funding LLC
Series 2021-1, Class A2II (A)	3.113	07-30-51	1,538,993	1,326,316
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 (A)	2.394	04-25-51	1,752,750	1,666,462
Series 2024-1A, Class A2 (A)	6.174	01-25-54	1,286,390	1,314,009
Sesac Finance LLC
Series 2025-1, Class A2 (A)	5.500	07-25-55	1,527,000	1,483,819
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (A)	1.070	01-15-53	610,951	560,478
Series 2024-A, Class A1A (A)	5.240	03-15-56	1,443,522	1,449,492
Series 2024-E, Class A1A (A)	5.090	10-16-56	829,353	828,560
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	2,375,825	2,357,118
Series 2020-1A, Class A2II (A)	4.336	01-20-50	1,029,242	982,014
Series 2021-1A, Class A2I (A)	2.190	08-20-51	2,138,363	1,986,607
Subway Funding LLC
Series 2024-1A, Class A2I (A)	6.028	07-30-54	1,317,930	1,323,288
Series 2024-1A, Class A2II (A)	6.268	07-30-54	1,329,750	1,337,214
Series 2024-3A, Class A23 (A)	5.914	07-30-54	3,044,635	2,938,815
Series 2024-3A, Class A2I (A)	5.246	07-30-54	24,625	24,170
Summit Issuer LLC
Series 2025-1A, Class A2 (A)	5.208	11-20-55	1,809,000	1,796,835
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (A)	5.436	06-25-54	606,000	599,357
Series 2025-1A, Class A2 (A)	5.036	03-25-55	2,178,000	2,122,244
Series 2025-2A, Class A21 (A)	5.121	10-25-55	1,439,000	1,416,741
Taco Bell Funding LLC
Series 2025-1A, Class A2I (A)	4.821	08-25-55	1,983,000	1,958,945
Series 2025-1A, Class A2II (A)	5.049	08-25-55	1,696,000	1,669,873
TIF Funding II LLC
Series 2020-1A, Class A (A)	2.090	08-20-45	1,310,841	1,256,013
Series 2021-1A, Class A (A)	1.650	02-20-46	1,259,063	1,142,564
T-Mobile US Trust
Series 2025-2A, Class A (A)	4.340	04-22-30	1,508,000	1,508,093
Toyota Auto Receivables Owner Trust
Series 2026-B, Class A3	4.130	12-16-30	2,635,000	2,619,632
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	21

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Tricon American Homes Trust
Series 2020-SFR2, Class A (A)	1.482	11-17-39	1,867,732	$1,785,085
Tricon Residential Trust
Series 2024-SFR3, Class A (A)	4.500	08-17-41	716,543	705,649
Triton Container Finance IX LLC
Series 2026-1A, Class A (A)	5.260	05-20-51	1,076,231	1,069,209
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	1,828,741	1,719,145
Series 2021-1A, Class A (A)	1.860	03-20-46	1,243,169	1,146,017
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (A)	5.877	04-20-55	914,000	924,981
Series 2025-2A, Class A2 (A)	5.177	01-20-56	905,000	891,291
Vantage Data Centers LLC
Series 2020-2A, Class A2 (A)	1.992	09-15-45	1,590,000	1,524,842
VB-S1 Issuer LLC
Series 2026-1A, Class C2 (A)	4.693	03-15-56	948,000	926,419
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (A)	2.152	10-20-31	286,170	275,537
Verizon Master Trust
Series 2024-5, Class A (A)	5.000	06-21-32	2,949,000	2,987,222
Series 2025-9, Class A1A	3.960	10-21-30	1,526,000	1,518,620
Wendy’s Funding LLC
Series 2021-1A, Class A2I (A)	2.370	06-15-51	2,123,855	1,960,905
Willis Engine Structured Trust V
Series 2020-A, Class A (A)	3.228	03-15-45	612,266	593,725
Willis Engine Structured Trust VIII
Series 2025-A, Class A (A)	5.582	06-15-50	885,732	887,196
Wingstop Funding LLC
Series 2020-1A, Class A2 (A)	2.841	12-05-50	1,785,805	1,734,365
Series 2024-1A, Class A2 (A)	5.858	12-05-54	1,169,000	1,178,822
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (A)	3.238	07-30-51	954,405	909,732
Zayo Issuer LLC
Series 2025-1A, Class A2 (A)	5.648	03-20-55	1,217,000	1,220,976

	Yield (%)	Shares	Value
Short-term investments 1.0%			$23,162,962
(Cost $23,164,713)
Short-term funds 1.0%			23,162,962
John Hancock Collateral Trust (F)	3.6026(G)	2,316,435	23,162,962

Total investments (Cost $2,357,147,564) 99.6%	$2,314,641,219
Other assets and liabilities, net 0.4%	9,266,454
Total net assets 100.0%	$2,323,907,673

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $416,774,385 or 17.9% of the fund’s net assets as of 6-30-26.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	All or a portion of this security is on loan as of 6-30-26. The value of securities on loan amounted to $1,188,270. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $269,326 in the form of U.S. Treasuries was pledged to the fund.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $943,263.
22	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

(G)	The rate shown is the annualized seven-day yield as of 6-30-26.
CORE PLUS BOND ETF

As of 6-30-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 44.9%				$60,093,136
(Cost $60,089,736)
U.S. Government 14.1%				18,876,304
U.S. Treasury
Bond	1.625	11-15-50	3,523,000	1,841,456
Bond	2.000	02-15-50	298,000	173,643
Bond	4.625	02-15-46	3,870,000	3,714,595
Bond	4.750	02-15-45	895,000	875,457
Bond	4.750	02-15-56	6,041,000	5,868,256
Bond	4.875	08-15-45	2,118,000	2,101,867
Bond	5.000	05-15-46	582,000	586,365
Note	3.500	02-15-29	336,000	330,435
Note	3.750	02-28-33	12,000	11,623
Note	3.875	05-15-29	1,191,000	1,181,788
Note	4.125	06-15-29	350,000	349,672
Note	4.125	06-30-31	383,000	381,654
Note	4.250	06-30-33	204,000	203,203
Note	4.375	05-15-36	1,263,000	1,256,290
U.S. Government Agency 30.8%				41,216,832
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	08-01-35	159,378	146,515
15 Yr Pass Thru	3.000	09-01-30	40,241	39,607
15 Yr Pass Thru	3.000	07-01-35	356,393	340,077
15 Yr Pass Thru	3.500	10-01-37	152,975	146,632
30 Yr Pass Thru	2.000	06-01-50	72,285	58,447
30 Yr Pass Thru	2.000	02-01-51	265,250	214,140
30 Yr Pass Thru	2.000	05-01-51	46,089	37,482
30 Yr Pass Thru	2.000	02-01-52	28,945	23,494
30 Yr Pass Thru	2.500	11-01-50	124,478	105,521
30 Yr Pass Thru	2.500	10-01-51	81,602	69,405
30 Yr Pass Thru	2.500	10-01-51	187,488	159,639
30 Yr Pass Thru	2.500	01-01-52	158,556	134,757
30 Yr Pass Thru	2.500	01-01-52	423,841	360,487
30 Yr Pass Thru	2.500	02-01-52	211,995	179,711
30 Yr Pass Thru	3.000	03-01-50	605,666	536,133
30 Yr Pass Thru	3.000	04-01-50	176,142	155,375
30 Yr Pass Thru	3.000	07-01-50	200,141	176,544
30 Yr Pass Thru	3.000	09-01-51	217,178	192,115
30 Yr Pass Thru	3.000	02-01-52	146,553	129,228
30 Yr Pass Thru	3.000	03-01-52	142,186	125,644
30 Yr Pass Thru	3.000	03-01-52	110,264	97,884
30 Yr Pass Thru	3.000	05-01-52	248,021	220,096
30 Yr Pass Thru	3.000	05-01-52	449,725	394,734
30 Yr Pass Thru	3.500	01-01-50	228,073	209,155
30 Yr Pass Thru	3.500	04-01-50	230,917	212,413
30 Yr Pass Thru	3.500	01-01-52	222,427	203,560
30 Yr Pass Thru	3.500	01-01-52	82,468	75,602
30 Yr Pass Thru	3.500	02-01-52	249,979	230,260
30 Yr Pass Thru	3.500	03-01-52	115,667	106,001
30 Yr Pass Thru	3.500	03-01-52	61,261	56,084
30 Yr Pass Thru	3.500	04-01-52	178,384	163,155
30 Yr Pass Thru	3.500	11-01-52	162,797	149,752
30 Yr Pass Thru	4.000	10-01-48	445,695	422,425
30 Yr Pass Thru	4.000	09-01-49	226,580	214,963
30 Yr Pass Thru	4.000	05-01-52	131,616	124,290
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	23

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	05-01-52	308,639	$291,392
30 Yr Pass Thru	4.000	06-01-52	183,748	172,676
30 Yr Pass Thru	4.000	06-01-52	199,882	187,840
30 Yr Pass Thru	4.000	06-01-52	117,916	111,290
30 Yr Pass Thru	4.000	07-01-52	202,481	191,166
30 Yr Pass Thru	4.000	07-01-52	209,971	197,253
30 Yr Pass Thru	4.000	07-01-52	138,774	131,019
30 Yr Pass Thru	4.000	09-01-52	281,486	263,799
30 Yr Pass Thru	4.000	10-01-52	101,906	95,861
30 Yr Pass Thru	4.000	10-01-52	354,830	334,891
30 Yr Pass Thru	4.000	12-01-52	204,545	193,115
30 Yr Pass Thru	4.000	02-01-53	138,517	130,950
30 Yr Pass Thru	4.000	04-01-53	205,182	193,011
30 Yr Pass Thru	4.000	05-01-53	306,700	289,274
30 Yr Pass Thru	4.000	01-01-54	210,538	197,523
30 Yr Pass Thru	4.000	01-01-54	157,150	147,583
30 Yr Pass Thru	4.500	07-01-52	199,493	193,217
30 Yr Pass Thru	4.500	08-01-52	56,302	54,617
30 Yr Pass Thru	4.500	08-01-52	210,192	204,448
30 Yr Pass Thru	4.500	09-01-52	201,846	194,770
30 Yr Pass Thru	4.500	02-01-53	205,032	199,089
30 Yr Pass Thru	4.500	02-01-53	142,566	137,765
30 Yr Pass Thru	4.500	02-01-54	200,052	193,627
30 Yr Pass Thru	4.500	02-01-54	57,401	55,594
30 Yr Pass Thru	5.000	03-01-53	70,655	70,154
30 Yr Pass Thru	5.000	04-01-53	134,261	133,855
30 Yr Pass Thru	5.000	04-01-53	141,488	140,397
30 Yr Pass Thru	5.000	06-01-53	210,258	208,243
30 Yr Pass Thru	5.000	06-01-53	89,469	88,779
30 Yr Pass Thru	5.000	08-01-53	204,475	202,771
30 Yr Pass Thru	5.000	10-01-53	204,466	204,231
30 Yr Pass Thru	5.000	03-01-54	107,669	107,007
30 Yr Pass Thru	5.000	03-01-54	100,735	99,966
30 Yr Pass Thru	5.000	05-01-54	403,285	402,067
30 Yr Pass Thru	5.000	10-01-54	208,725	206,594
30 Yr Pass Thru	5.000	11-01-54	217,850	215,813
30 Yr Pass Thru	5.000	12-01-54	66,183	65,709
30 Yr Pass Thru	5.000	12-01-54	191,204	189,954
30 Yr Pass Thru	5.000	01-01-55	63,084	62,554
30 Yr Pass Thru	5.000	02-01-55	331,971	329,723
30 Yr Pass Thru	5.000	11-01-55	352,310	348,532
30 Yr Pass Thru	5.000	12-01-55	404,125	401,357
30 Yr Pass Thru	5.000	01-01-56	254,547	252,784
30 Yr Pass Thru	5.000	01-01-56	112,453	112,236
30 Yr Pass Thru	5.000	02-01-56	197,808	195,449
30 Yr Pass Thru	5.500	07-01-54	48,482	48,944
30 Yr Pass Thru	5.500	11-01-54	278,646	281,910
30 Yr Pass Thru	5.500	01-01-55	163,881	166,323
30 Yr Pass Thru	5.500	02-01-55	67,894	69,050
30 Yr Pass Thru	5.500	02-01-55	80,187	81,377
30 Yr Pass Thru	5.500	05-01-55	87,288	88,720
30 Yr Pass Thru	5.500	09-01-55	269,614	272,443
30 Yr Pass Thru	5.500	09-01-55	250,990	254,714
30 Yr Pass Thru	5.500	12-01-55	270,888	275,331
30 Yr Pass Thru	5.500	02-01-56	112,770	114,055
Federal National Mortgage Association
15 Yr Pass Thru	2.000	07-01-36	115,931	106,249
24	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	2.500	08-01-35	110,051	$103,218
15 Yr Pass Thru	2.500	03-01-36	76,924	72,073
15 Yr Pass Thru	3.000	02-01-36	355,885	339,258
15 Yr Pass Thru	3.500	10-01-34	161,224	155,698
30 Yr Pass Thru	2.000	06-01-50	226,028	182,758
30 Yr Pass Thru	2.000	07-01-50	149,861	121,172
30 Yr Pass Thru	2.000	07-01-51	225,297	182,096
30 Yr Pass Thru	2.000	12-01-51	292,481	235,667
30 Yr Pass Thru	2.000	02-01-52	213,460	173,396
30 Yr Pass Thru	2.000	03-01-52	153,521	124,707
30 Yr Pass Thru	2.500	01-01-50	227,098	192,869
30 Yr Pass Thru	2.500	09-01-50	226,780	189,905
30 Yr Pass Thru	2.500	05-01-51	114,563	97,188
30 Yr Pass Thru	2.500	01-01-52	227,324	192,421
30 Yr Pass Thru	2.500	01-01-52	464,166	393,479
30 Yr Pass Thru	2.500	04-01-52	340,515	289,616
30 Yr Pass Thru	2.500	04-01-52	212,656	180,870
30 Yr Pass Thru	3.000	01-01-50	257,243	226,913
30 Yr Pass Thru	3.000	03-01-50	262,176	231,265
30 Yr Pass Thru	3.000	08-01-50	230,820	203,461
30 Yr Pass Thru	3.000	06-01-51	147,292	130,433
30 Yr Pass Thru	3.000	06-01-51	138,649	122,085
30 Yr Pass Thru	3.000	11-01-51	208,136	183,857
30 Yr Pass Thru	3.000	12-01-51	149,063	131,395
30 Yr Pass Thru	3.000	01-01-52	64,440	57,204
30 Yr Pass Thru	3.000	02-01-52	90,507	79,808
30 Yr Pass Thru	3.000	02-01-52	24,781	21,805
30 Yr Pass Thru	3.000	03-01-52	261,867	229,846
30 Yr Pass Thru	3.000	04-01-52	437,764	388,613
30 Yr Pass Thru	3.000	04-01-52	397,003	350,815
30 Yr Pass Thru	3.000	05-01-52	153,279	135,159
30 Yr Pass Thru	3.000	05-01-52	261,940	229,501
30 Yr Pass Thru	3.000	05-01-52	132,604	116,928
30 Yr Pass Thru	3.000	05-01-52	498,364	437,425
30 Yr Pass Thru	3.000	05-01-52	318,531	282,667
30 Yr Pass Thru	3.000	06-01-52	507,397	448,208
30 Yr Pass Thru	3.000	09-01-52	115,639	102,366
30 Yr Pass Thru	3.500	05-01-49	145,643	134,154
30 Yr Pass Thru	3.500	07-01-49	437,256	403,174
30 Yr Pass Thru	3.500	10-01-49	89,857	82,460
30 Yr Pass Thru	3.500	01-01-50	118,675	108,794
30 Yr Pass Thru	3.500	01-01-50	421,068	389,432
30 Yr Pass Thru	3.500	05-01-50	117,304	107,391
30 Yr Pass Thru	3.500	07-01-50	450,285	415,890
30 Yr Pass Thru	3.500	09-01-50	430,155	396,627
30 Yr Pass Thru	3.500	07-01-51	229,996	211,062
30 Yr Pass Thru	3.500	07-01-51	185,841	170,368
30 Yr Pass Thru	3.500	12-01-51	357,535	329,220
30 Yr Pass Thru	3.500	01-01-52	231,933	210,811
30 Yr Pass Thru	3.500	03-01-52	236,038	216,828
30 Yr Pass Thru	3.500	03-01-52	248,250	227,503
30 Yr Pass Thru	3.500	04-01-52	230,286	211,329
30 Yr Pass Thru	3.500	04-01-52	225,790	206,426
30 Yr Pass Thru	3.500	07-01-52	122,187	111,174
30 Yr Pass Thru	3.500	09-01-52	60,732	55,256
30 Yr Pass Thru	3.500	12-01-52	104,119	95,417
30 Yr Pass Thru	3.500	08-01-53	66,055	60,658
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	25

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	05-01-49	185,492	$175,112
30 Yr Pass Thru	4.000	07-01-49	483,197	459,027
30 Yr Pass Thru	4.000	05-01-52	210,336	197,777
30 Yr Pass Thru	4.000	05-01-52	299,098	282,548
30 Yr Pass Thru	4.000	06-01-52	85,885	81,086
30 Yr Pass Thru	4.000	06-01-52	202,335	191,661
30 Yr Pass Thru	4.000	07-01-52	318,311	299,330
30 Yr Pass Thru	4.000	09-01-52	99,910	93,733
30 Yr Pass Thru	4.000	11-01-53	474,892	448,948
30 Yr Pass Thru	4.500	06-01-52	121,394	117,515
30 Yr Pass Thru	4.500	06-01-52	295,657	288,287
30 Yr Pass Thru	4.500	07-01-52	151,049	146,623
30 Yr Pass Thru	4.500	07-01-52	213,711	206,515
30 Yr Pass Thru	4.500	07-01-52	447,681	434,311
30 Yr Pass Thru	4.500	07-01-52	189,166	182,178
30 Yr Pass Thru	4.500	08-01-52	55,792	54,280
30 Yr Pass Thru	4.500	08-01-52	204,874	197,975
30 Yr Pass Thru	4.500	08-01-52	641,927	625,726
30 Yr Pass Thru	4.500	09-01-52	195,148	188,881
30 Yr Pass Thru	4.500	10-01-52	151,023	146,598
30 Yr Pass Thru	4.500	11-01-52	126,132	122,475
30 Yr Pass Thru	4.500	04-01-53	236,843	229,903
30 Yr Pass Thru	4.500	06-01-53	152,276	147,433
30 Yr Pass Thru	4.500	07-01-53	125,688	121,613
30 Yr Pass Thru	4.500	07-01-53	126,791	122,664
30 Yr Pass Thru	4.500	09-01-53	86,139	83,369
30 Yr Pass Thru	4.500	01-01-54	204,930	198,669
30 Yr Pass Thru	4.500	04-01-54	207,113	200,203
30 Yr Pass Thru	4.500	06-01-54	446,768	431,130
30 Yr Pass Thru	4.500	04-01-55	271,249	263,471
30 Yr Pass Thru	4.500	01-01-56	381,000	368,199
30 Yr Pass Thru	4.500	01-01-56	306,828	295,848
30 Yr Pass Thru	5.000	08-01-52	132,926	132,815
30 Yr Pass Thru	5.000	09-01-52	55,845	55,432
30 Yr Pass Thru	5.000	03-01-53	208,830	207,742
30 Yr Pass Thru	5.000	06-01-53	105,792	104,778
30 Yr Pass Thru	5.000	09-01-53	131,743	131,016
30 Yr Pass Thru	5.000	09-01-53	349,979	345,329
30 Yr Pass Thru	5.000	11-01-53	88,808	87,818
30 Yr Pass Thru	5.000	11-01-54	350,923	347,405
30 Yr Pass Thru	5.000	12-01-54	103,940	102,904
30 Yr Pass Thru	5.000	01-01-55	339,702	337,197
30 Yr Pass Thru	5.000	06-01-55	282,834	281,250
30 Yr Pass Thru	5.000	11-01-55	293,142	289,210
30 Yr Pass Thru	5.000	11-01-55	185,175	183,097
30 Yr Pass Thru	5.000	01-01-56	301,788	299,112
30 Yr Pass Thru	5.000	01-01-56	295,163	293,234
30 Yr Pass Thru	5.000	04-01-56	174,242	172,381
30 Yr Pass Thru	5.500	09-01-53	187,047	189,355
30 Yr Pass Thru	5.500	09-01-53	185,973	187,339
30 Yr Pass Thru	5.500	05-01-54	170,297	171,919
30 Yr Pass Thru	5.500	10-01-54	45,763	46,529
30 Yr Pass Thru	5.500	11-01-54	47,410	47,861
30 Yr Pass Thru	5.500	11-01-54	206,410	209,988
30 Yr Pass Thru	5.500	11-01-54	51,175	51,794
30 Yr Pass Thru	5.500	11-01-54	28,752	29,178
30 Yr Pass Thru	5.500	01-01-55	47,763	48,696
26	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	01-01-55	248,928	$251,300
30 Yr Pass Thru	5.500	06-01-55	68,347	69,188
30 Yr Pass Thru	5.500	06-01-55	75,048	75,810
30 Yr Pass Thru	5.500	06-01-55	85,903	87,339
30 Yr Pass Thru	5.500	08-01-55	111,528	112,800
30 Yr Pass Thru	5.500	08-01-55	167,612	169,889
30 Yr Pass Thru	5.500	09-01-55	64,132	65,098
30 Yr Pass Thru	5.500	11-01-55	293,862	295,651
30 Yr Pass Thru	5.500	12-01-55	238,882	241,307

30 Yr Pass Thru	5.500	12-01-55	239,272	241,476
Corporate bonds 42.0%				$56,339,699
(Cost $56,464,581)
Communication services 3.4%				4,505,934
Diversified telecommunication services 2.3%
APLD ComputeCo 3 LLC (A)	7.000	06-15-31	33,000	32,932
AT&T, Inc.	2.750	06-01-31	238,000	216,461
AT&T, Inc.	4.500	05-15-35	36,000	33,894
AT&T, Inc.	4.550	11-01-32	237,000	231,264
AT&T, Inc.	4.750	04-30-33	239,000	233,876
Cipher Compute LLC (A)	7.125	11-15-30	18,000	18,711
Edged Compute LLC (A)	7.500	04-30-31	258,000	251,455
GCI LLC (A)	4.750	10-15-28	49,000	46,693
IHS Holding, Ltd. (A)(B)	8.250	11-29-31	200,000	209,095
Iliad Holding SAS (A)	7.000	04-15-32	300,000	305,747
Level 3 Financing, Inc. (A)	6.875	06-30-33	277,000	284,590
QTS Fayetteville I DC1-2, LLC (A)	5.700	04-15-36	203,000	193,011
Sitios Latinoamerica SAB de CV (A)	6.000	11-25-29	400,000	407,624
Space Exploration Technologies Corp. (A)	5.650	07-15-33	202,000	200,797
Space Exploration Technologies Corp. (A)	6.650	07-15-56	64,000	61,748
SV RNO Property Owner 1 LLC (A)	5.875	03-01-31	79,000	77,861
Verizon Communications, Inc.	2.355	03-15-32	341,000	297,976
Entertainment 0.3%
Discovery Global Holdings, Inc.	4.279	03-15-32	29,000	26,023
Discovery Global Holdings, Inc.	5.050	03-15-42	59,000	43,222
OAK-Eagle Acquireco, Inc. (A)	7.250	07-01-33	30,000	31,383
Roblox Corp. (A)	3.875	05-01-30	168,000	158,764
WMG Acquisition Corp. (A)	3.875	07-15-30	78,000	73,890
Interactive media and services 0.1%
Meta Platforms, Inc.	4.200	11-15-30	76,000	74,808
Meta Platforms, Inc.	4.600	11-15-32	41,000	40,315
Meta Platforms, Inc.	5.625	11-15-55	64,000	57,994
Media 0.2%
Charter Communications Operating LLC	6.384	10-23-35	88,000	87,856
News Corp. (A)	3.875	05-15-29	34,000	32,975
News Corp. (A)	5.125	02-15-32	22,000	21,554
Paramount Global	4.375	03-15-43	43,000	27,758
Paramount Global	4.950	05-19-50	204,000	131,745
Wireless telecommunication services 0.5%
T-Mobile USA, Inc.	3.875	04-15-30	266,000	257,747
T-Mobile USA, Inc.	6.700	12-15-33	96,000	104,903
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	223,000	231,262
Consumer discretionary 3.5%				4,762,049
Automobiles 1.5%
Ford Motor Company	6.100	08-19-32	427,000	434,806
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	27

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
Ford Motor Credit Company LLC	4.000	11-13-30	388,000	$364,626
Ford Motor Credit Company LLC	5.730	09-05-30	224,000	225,227
Ford Motor Credit Company LLC	6.125	03-08-34	248,000	249,626
General Motors Financial Company, Inc.	3.600	06-21-30	351,000	334,903
General Motors Financial Company, Inc.	5.950	04-04-34	347,000	359,116
Broadline retail 0.3%
Amazon.com, Inc.	4.550	03-13-33	298,000	293,145
Macy’s Retail Holdings LLC (A)(B)	6.125	03-15-32	24,000	24,120
Macy’s Retail Holdings LLC (A)(B)	7.375	08-01-33	39,000	40,947
MercadoLibre, Inc.	4.900	01-15-33	50,000	48,705
Hotels, restaurants and leisure 0.9%
A&K Travel Group Holdings, Ltd. (A)	7.500	05-15-33	200,000	201,902
Carnival Corp., Ltd. (A)	5.125	05-01-29	41,000	40,937
Carnival Corp., Ltd. (A)	5.750	08-01-32	281,000	283,745
Carnival Corp., Ltd. (A)	5.875	06-15-31	47,000	47,846
Hilton Domestic Operating Company, Inc. (A)	5.500	03-31-34	72,000	71,383
Hilton Grand Vacations Borrower LLC (A)	6.625	01-15-32	300,000	304,458
Marriott International, Inc.	4.500	05-01-33	26,000	25,167
Marriott Ownership Resorts, Inc. (A)	6.500	10-01-33	37,000	36,771
Rivers Enterprise Borrower LLC (A)	6.250	10-15-30	30,000	30,375
Rivers Enterprise Borrower LLC (A)	6.625	02-01-33	30,000	30,449
Royal Caribbean Cruises, Ltd.	5.375	01-15-36	27,000	26,801
Travel + Leisure Company (A)	6.125	09-01-33	43,000	42,555
Viking Cruises, Ltd. (A)	5.875	10-15-33	84,000	84,131
Household durables 0.1%
KB Home	4.000	06-15-31	202,000	188,954
Specialty retail 0.7%
Asbury Automotive Group, Inc. (A)	4.625	11-15-29	193,000	187,931
Global Auto Holdings, Ltd. (A)	8.750	01-15-32	109,000	103,371
Lithia Motors, Inc. (A)	4.375	01-15-31	240,000	227,531
Lithia Motors, Inc. (A)	5.500	10-01-30	70,000	69,136
The Home Depot, Inc.	4.950	06-25-34	81,000	81,272
The Michaels Companies, Inc. (A)	8.500	03-15-33	65,000	64,382
Valvoline, Inc. (A)	3.625	06-15-31	138,000	126,917
Wayfair LLC (A)	6.750	11-15-32	29,000	29,780
Wayfair LLC (A)	7.125	05-31-34	42,000	43,183
Textiles, apparel and luxury goods 0.0%
S&S Holdings LLC (A)	8.375	10-01-31	40,000	37,851
Consumer staples 0.9%				1,200,055
Consumer staples distribution and retail 0.2%
Albertsons Companies, Inc. (A)	5.750	03-31-34	160,000	152,375
KeHE Distributors LLC (A)	7.125	04-30-33	28,000	28,522
Performance Food Group, Inc. (A)	5.625	03-01-34	38,000	37,297
Food products 0.6%
Chobani LLC (A)	6.375	04-15-34	27,000	27,402
Industrial F&B Investments III, Inc. (A)	7.750	02-11-33	46,000	46,880
JBS NV	3.625	01-15-32	93,000	86,125
JBS NV	5.750	04-01-33	149,000	152,973
JBS NV	5.950	04-20-35	11,000	11,343
MARB BondCo PLC (A)	3.950	01-29-31	200,000	175,261
Mars, Inc. (A)	5.000	03-01-32	153,000	154,077
Pilgrim’s Pride Corp.	6.250	07-01-33	71,000	74,128
Viking Baked Goods Acquisition Corp. (A)	8.625	11-01-31	64,000	64,692
Viking Baked Goods Acquisition Corp. (A)	8.625	11-01-31	67,000	67,724
28	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Household products 0.1%
The Clorox Company	4.950	05-15-33	89,000	$88,130
Personal care products 0.0%
Kenvue, Inc.	4.900	03-22-33	33,000	33,126
Energy 5.4%				7,182,835
Oil, gas and consumable fuels 5.4%
Antero Midstream Partners LP (A)	5.750	10-15-33	37,000	36,643
Antero Midstream Partners LP (A)	5.750	07-01-34	394,000	389,073
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	373,000	371,900
Ascent Resources Utica Holdings LLC (A)	6.625	07-15-33	16,000	16,182
BP Capital Markets America, Inc.	4.812	02-13-33	34,000	33,849
Cheniere Energy Partners LP	5.550	10-30-35	25,000	25,395
Cheniere Energy Partners LP	5.950	06-30-33	300,000	313,224
Columbia Pipelines Holding Company LLC (A)	4.999	11-17-32	38,000	37,579
Columbia Pipelines Holding Company LLC (A)	5.681	01-15-34	182,000	185,844
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33	190,000	199,475
Comstock Resources, Inc. (A)	5.875	01-15-30	59,000	55,647
Continental Resources, Inc. (A)	5.750	01-15-31	131,000	133,389
Crescent Energy Finance LLC (A)	7.375	01-15-33	74,000	73,555
Diamondback Energy, Inc.	5.150	01-30-30	133,000	134,857
DT Midstream, Inc. (A)	4.375	06-15-31	221,000	213,461
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	101,000	101,601
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	128,000	128,726
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	247,000	282,370
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (C)	6.500	11-15-26	155,000	155,080
Energy Transfer LP (6.500% to 2-15-31, then 5 Year CMT + 2.676%)	6.500	02-15-56	29,000	29,243
Energy Transfer LP (6.750% to 2-15-36, then 5 Year CMT + 2.475%)	6.750	02-15-56	50,000	51,077
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (C)	7.125	05-15-30	370,000	381,772
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	227,000	226,114
Enterprise Products Operating LLC	5.350	01-31-33	33,000	33,846
EOG Resources, Inc.	5.000	07-15-32	73,000	73,472
Genesis Energy LP	6.750	03-15-34	7,000	6,946
Genesis Energy LP	7.875	05-15-32	61,000	62,896
Genesis Energy LP	8.000	05-15-33	24,000	24,964
Global Partners LP (A)	7.125	07-01-33	47,000	47,557
Global Partners LP (A)	8.250	01-15-32	21,000	21,994
Howard Midstream Energy Partners LLC (A)	6.625	01-15-34	21,000	21,180
Long Ridge Energy LLC (A)	8.750	02-15-32	29,000	30,609
Occidental Petroleum Corp.	6.450	09-15-36	279,000	299,296
Occidental Petroleum Corp.	6.625	09-01-30	187,000	197,830
Par Petroleum LLC (A)	7.375	06-01-34	24,000	24,285
PBF Holding Company LLC (A)(B)	7.250	06-01-34	78,000	77,221
Permian Resources Operating LLC (A)	6.250	02-01-33	34,000	34,722
Plains All American Pipeline LP	4.700	01-15-31	59,000	58,490
Repsol E&P Capital Markets US LLC (A)	5.204	09-16-30	348,000	349,863
Sabine Pass Liquefaction LLC	4.500	05-15-30	258,000	255,505
Sunoco LP (A)	4.500	10-01-29	176,000	170,929
Sunoco LP	4.500	04-30-30	120,000	116,550
Sunoco LP (A)	5.625	03-15-31	41,000	40,701
Sunoco LP (A)	5.875	03-15-34	57,000	56,218
Sunoco LP (A)	7.250	05-01-32	31,000	32,157
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (A)(C)	7.875	09-18-30	124,000	128,952
Targa Resources Corp.	6.150	03-01-29	124,000	128,402
Targa Resources Partners LP	4.000	01-15-32	136,000	128,970
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	29

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Var Energi ASA (A)	5.875	05-22-30	204,000	$210,092
Var Energi ASA (A)	8.000	11-15-32	280,000	317,852
Venture Global LNG, Inc. (A)	7.000	01-15-30	276,000	281,496
Viper Energy Partners LLC	4.900	08-01-30	37,000	36,877
Western Midstream Operating LP	4.800	03-01-31	210,000	207,684
Whistler Pipeline LLC (A)	5.700	09-30-31	126,000	129,223
Financials 14.0%				18,801,012
Banks 8.6%
Banco Santander SA	4.551	11-06-30	300,000	295,208
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (C)	9.625	05-21-33	200,000	235,721
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	154,000	142,104
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	441,000	399,464
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%)	4.571	04-27-33	354,000	347,006
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	351,000	352,067
Bank of America Corp. (5.518% to 10-25-34, then Overnight SOFR + 1.738%)	5.518	10-25-35	55,000	55,254
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (C)	6.625	05-01-30	78,000	80,416
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	200,000	209,210
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (C)	8.000	03-15-29	200,000	210,060
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(C)	9.250	11-17-27	275,000	288,057
Canadian Imperial Bank of Commerce (6.500% to 7-28-31, then 5 Year CMT + 2.727%)	6.500	07-28-86	200,000	200,450
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	620,000	646,972
Citigroup, Inc. (6.625% to 2-15-31, then 5 Year CMT + 3.001%) (C)	6.625	02-15-31	70,000	71,316
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%)	5.253	03-05-31	36,000	36,384
Citizens Financial Group, Inc. (5.299% to 1-29-31, then 5 Year CMT + 1.450%)	5.299	01-29-36	12,000	11,883
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	287,000	294,572
Credit Agricole SA (A)	3.250	01-14-30	362,000	340,491
Fifth Third Bancorp (5.141% to 1-29-36, then Overnight SOFR + 1.240%)	5.141	01-29-37	38,000	37,302
Fifth Third Bancorp (5.982% to 1-30-29, then Overnight SOFR + 2.155%) (A)	5.982	01-30-30	306,000	314,426
First Citizens BancShares, Inc. (4.869% to 3-3-31, then Overnight SOFR + 1.487%)	4.869	03-03-32	170,000	165,338
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%)	5.231	03-12-31	103,000	102,785
First Citizens BancShares, Inc. (5.600% to 9-5-30, then 5 Year CMT + 1.850%)	5.600	09-05-35	124,000	121,753
First Citizens BancShares, Inc. (7.000% to 12-15-30, then 5 Year CMT + 3.301%) (C)	7.000	12-15-30	91,000	91,933
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%)	5.514	03-07-31	29,000	29,366
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	271,000	274,182
Huntington Bancshares, Inc. (5.709% to 2-2-34, then SOFR Compounded Index + 1.870%)	5.709	02-02-35	37,000	37,854
Huntington Bancshares, Inc. (6.250% to 10-15-30, then 5 Year CMT + 2.653%) (B)(C)	6.250	10-15-30	64,000	64,653
JPMorgan Chase & Co. (4.347% to 1-22-31, then Overnight SOFR + 0.840%)	4.347	01-22-32	481,000	471,178
JPMorgan Chase & Co. (5.193% to 2-5-36, then Overnight SOFR + 1.300%)	5.193	02-05-37	78,000	76,714
JPMorgan Chase & Co. (5.294% to 7-22-34, then Overnight SOFR + 1.460%)	5.294	07-22-35	140,000	141,453
JPMorgan Chase & Co. (5.502% to 1-24-35, then Overnight SOFR + 1.315%)	5.502	01-24-36	94,000	96,066
JPMorgan Chase & Co. (5.576% to 7-23-35, then Overnight SOFR + 1.635%)	5.576	07-23-36	432,000	438,563
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%)	5.121	04-04-31	53,000	53,411
KeyCorp (5.305% to 1-28-36, then Overnight SOFR + 1.367%)	5.305	01-28-37	25,000	24,634
KeyCorp (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%)	6.401	03-06-35	59,000	62,797
Lloyds Banking Group PLC (6.625% to 9-27-35, then 5 Year CMT + 2.681%) (B)(C)	6.625	09-27-35	216,000	215,155
M&T Bank Corp. (5.179% to 7-8-30, then Overnight SOFR + 1.400%)	5.179	07-08-31	25,000	25,200
M&T Bank Corp. (5.295% to 4-18-31, then 5 Year CMT + 1.380%)	5.295	04-18-36	95,000	94,123
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	378,000	377,790
M&T Bank Corp. (5.400% to 7-30-30, then 5 Year CMT + 1.430%)	5.400	07-30-35	48,000	47,914
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (C)	8.125	11-10-33	200,000	221,359
Old National Bancorp (5.768% to 2-15-31, then 3 month CME Term SOFR + 2.200%)	5.768	02-15-36	24,000	23,997
Pinnacle Financial Partners, Inc. (5.596% to 5-19-31, then Overnight SOFR + 1.700%)	5.596	05-19-32	82,000	82,262
Popular, Inc.	7.250	03-13-28	126,000	129,809
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	187,000	189,199
Royal Bank of Canada (6.500% to 11-24-35, then 5 Year CMT + 2.462%)	6.500	11-24-85	200,000	197,845
30	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Santander Holdings USA, Inc. (5.220% to 6-5-31, then Overnight SOFR + 1.276%)	5.220	06-05-32	98,000	$97,756
Santander Holdings USA, Inc. (5.701% to 6-5-36, then Overnight SOFR + 1.596%)	5.701	06-05-37	98,000	97,923
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%)	4.812	10-21-32	186,000	185,181
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	34,000	34,855
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (C)	6.250	03-15-30	60,000	61,335
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	211,000	212,566
Truist Financial Corp. (5.281% to 4-23-36, then Overnight SOFR + 1.414%)	5.281	04-23-37	96,000	95,071
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	171,000	177,889
Truist Financial Corp. (6.123% to 10-28-32, then Overnight SOFR + 2.300%)	6.123	10-28-33	404,000	426,494
Truist Financial Corp. (6.250% to 6-15-31, then 5 Year CMT + 2.129%) (C)	6.250	06-15-31	90,000	90,022
U.S. Bancorp (4.839% to 2-1-33, then Overnight SOFR + 1.600%)	4.839	02-01-34	136,000	134,194
U.S. Bancorp (5.083% to 5-15-30, then Overnight SOFR + 1.296%)	5.083	05-15-31	35,000	35,390
U.S. Bancorp (5.678% to 1-23-34, then Overnight SOFR + 1.860%)	5.678	01-23-35	37,000	38,202
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	385,000	401,423
Webster Financial Corp. (5.784% to 9-11-30, then 5 Year CMT + 2.125%)	5.784	09-11-35	19,000	19,148
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	385,000	353,910
Wells Fargo & Company (5.198% to 1-23-29, then Overnight SOFR + 1.500%)	5.198	01-23-30	288,000	291,237
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	30,000	30,410
Wells Fargo & Company (6.491% to 10-23-33, then Overnight SOFR + 2.060%)	6.491	10-23-34	290,000	313,009
Capital markets 2.8%
Ares Strategic Income Fund	5.150	01-15-31	55,000	52,514
Ares Strategic Income Fund	5.800	09-09-30	51,000	50,242
Ares Strategic Income Fund	6.200	03-21-32	157,000	155,262
Ares Strategic Income Fund	6.350	08-15-29	149,000	150,362
Blackstone Private Credit Fund	5.050	09-10-30	45,000	43,062
Blackstone Private Credit Fund	5.950	07-16-29	133,000	133,049
Deutsche Bank AG (3.742% to 1-7-32, then Overnight SOFR + 2.257%)	3.742	01-07-33	224,000	205,350
HPS Corporate Lending Fund (A)	5.150	04-02-29	20,000	19,589
HPS Corporate Lending Fund	5.450	11-15-30	169,000	163,374
HPS Corporate Lending Fund	5.950	04-14-32	41,000	40,115
Intercontinental Exchange, Inc.	4.600	03-15-33	33,000	32,335
Lazard Group LLC	4.375	03-11-29	76,000	75,121
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	503,000	436,347
Morgan Stanley (4.708% to 3-12-31, then Overnight SOFR + 1.195%)	4.708	03-12-32	252,000	248,886
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	297,000	299,677
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%)	5.320	07-19-35	147,000	147,708
Morgan Stanley (5.948% to 1-19-33, then 5 Year CMT + 2.430%)	5.948	01-19-38	236,000	242,814
MSCI, Inc. (A)	3.625	11-01-31	243,000	225,434
Sixth Street Lending Partners	6.125	07-15-30	16,000	16,089
The Bank of New York Mellon Corp. (4.942% to 2-11-30, then Overnight SOFR + 0.887%)	4.942	02-11-31	324,000	326,758
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (C)	4.000	12-01-30	172,000	161,394
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	347,000	311,637
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	48,000	42,718
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (A)(C)	9.250	11-13-33	200,000	231,030
Consumer finance 0.7%
Ally Financial, Inc. (5.548% to 7-31-32, then Overnight SOFR + 1.780%)	5.548	07-31-33	241,000	239,009
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	60,000	60,987
Ally Financial, Inc. (7.100% to 8-15-31, then 5 Year CMT + 3.148%) (C)	7.100	08-15-31	109,000	110,471
Ally Financial, Inc.	8.000	11-01-31	313,000	348,600
Bread Financial Holdings, Inc. (8.375% to 6-15-30, then 5 Year CMT + 4.300%) (A)	8.375	06-15-35	65,000	67,852
OneMain Finance Corp.	6.125	05-15-30	51,000	50,997
PHH Escrow Issuer LLC (A)(B)	9.875	11-01-29	51,000	49,918
Financial services 0.6%
Apollo Debt Solutions BDC	6.700	07-29-31	33,000	33,639
Apollo Debt Solutions BDC	6.900	04-13-29	116,000	119,056
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	31

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services (continued)
Block, Inc. (A)	5.625	08-15-30	16,000	$16,040
Block, Inc. (A)	6.000	08-15-33	60,000	60,414
Enact Holdings, Inc.	6.250	05-28-29	71,000	73,071
Freedom Mortgage Holdings LLC (A)	6.875	05-01-31	49,000	47,553
Freedom Mortgage Holdings LLC (A)(B)	7.875	04-01-33	20,000	19,504
National Rural Utilities Cooperative Finance Corp.	8.000	03-01-32	8,000	9,227
NMI Holdings, Inc.	6.000	08-15-29	37,000	37,754
Radian Group, Inc.	6.200	05-15-29	42,000	43,370
Rocket Companies, Inc. (A)	6.125	08-01-31	38,000	38,810
Rocket Companies, Inc. (A)	6.375	08-01-33	85,000	86,442
Rocket Companies, Inc. (A)	6.500	06-15-34	38,000	38,976
Stonebriar ABF Issuer LLC (A)	7.000	08-15-31	85,000	84,987
Stonebriar ABF Issuer LLC (A)	8.125	12-15-30	43,000	44,956
Insurance 1.0%
Asurion LLC (A)	8.375	02-01-34	58,000	53,689
Athene Global Funding (A)	5.322	11-13-31	266,000	265,375
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	45,000	43,240
Augusta SpinCo Corp.	4.945	03-23-33	34,000	33,791
CNO Financial Group, Inc.	5.250	05-30-29	82,000	82,503
CNO Global Funding (A)	4.700	12-11-30	24,000	23,619
CRC Insurance Group LLC (A)	7.125	06-01-31	132,000	131,579
GA Global Funding Trust (A)	4.500	09-18-30	342,000	331,394
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (A)	7.950	10-15-54	126,000	126,890
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (A)	4.125	12-15-51	76,000	75,461
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	139,000	141,625
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	42,000	42,464
Mortgage real estate investment trusts 0.3%
Starwood Property Trust, Inc. (A)	6.000	04-15-30	288,000	289,049
Starwood Property Trust, Inc. (A)	6.125	06-01-31	18,000	18,095
Starwood Property Trust, Inc. (A)	7.250	04-01-29	124,000	128,027
Health care 3.1%				4,118,488
Biotechnology 1.2%
AbbVie, Inc.	4.400	03-15-33	148,000	144,813
AbbVie, Inc.	5.050	03-15-34	315,000	318,398
Amgen, Inc.	5.250	03-02-33	906,000	921,938
Amgen, Inc.	5.650	03-02-53	249,000	242,352
Health care equipment and supplies 0.6%
Abbott Laboratories	4.300	03-15-33	620,000	601,375
Medtronic Global Holdings SCA	4.500	03-30-33	33,000	32,350
Solventum Corp.	5.450	03-13-31	128,000	131,030
Health care providers and services 0.9%
Centene Corp.	3.000	10-15-30	146,000	132,137
CVS Health Corp.	5.000	09-15-32	68,000	68,151
Fresenius Medical Care US Finance III, Inc. (A)	2.375	02-16-31	150,000	133,014
HCA, Inc.	4.300	11-15-30	17,000	16,629
HCA, Inc.	4.600	11-15-32	26,000	25,323
HCA, Inc.	5.000	05-15-33	225,000	222,700
HCA, Inc.	5.450	04-01-31	306,000	312,658
Horizon Mutual Holdings, Inc. (A)	6.200	11-15-34	76,000	73,853
Tenet Healthcare Corp. (A)	5.500	11-15-32	80,000	79,548
Universal Health Services, Inc.	2.650	10-15-30	144,000	129,492
VSP Optical Group, Inc. (A)	5.400	06-01-33	56,000	56,141
Pharmaceuticals 0.4%
Pfizer Investment Enterprises Pte, Ltd.	4.750	05-19-33	33,000	32,683
32	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Company LLC	6.150	02-01-36	8,000	$8,438
Teva Pharmaceutical Finance Netherlands III BV	4.100	10-01-46	166,000	128,131
Teva Pharmaceutical Finance Netherlands IV BV	5.750	12-01-30	300,000	307,334
Industrials 3.5%				4,702,089
Aerospace and defense 0.5%
DAE Funding LLC (A)	4.950	01-15-33	200,000	192,980
Hexcel Corp.	4.900	05-15-31	14,000	13,958
Honeywell Aerospace, Inc. (A)	4.600	03-16-33	59,000	57,908
The Boeing Company	6.528	05-01-34	395,000	429,726
Building products 0.2%
Builders FirstSource, Inc. (A)	4.250	02-01-32	196,000	182,560
Builders FirstSource, Inc. (A)	6.375	03-01-34	129,000	130,407
Commercial services and supplies 0.1%
Garda World Security Corp. (A)	6.500	01-15-31	69,000	69,951
Construction and engineering 0.4%
CIMIC Finance USA Pty, Ltd. (A)	7.000	03-25-34	132,000	140,344
CIMIC Finance, Ltd. (A)	6.000	04-22-36	70,000	69,006
Quanta Services, Inc.	2.900	10-01-30	150,000	139,541
WSP Global, Inc. (A)	5.714	09-18-36	134,000	132,504
Electrical equipment 0.1%
Regal Rexnord Corp.	6.300	02-15-30	124,000	129,418
Machinery 0.2%
JB Poindexter & Company, Inc. (A)	8.750	12-15-31	42,000	43,181
Novartis Capital Corp.	4.600	03-18-33	238,000	235,810
Passenger airlines 1.5%
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	240,095	220,635
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	138,931	130,281
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	11,525	11,288
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	324,115	291,743
American Airlines 2025-1 Class A Pass Through Trust	4.900	05-11-38	48,000	46,767
American Airlines 2025-1 Class B Pass Through Trust	5.650	11-11-34	38,000	37,598
American Airlines 2026-1 Class A Pass Through Trust	5.250	11-10-38	422,000	418,640
American Airlines 2026-1 Class B Pass Through Trust	5.750	05-10-35	101,000	100,457
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	66,737	59,080
JetBlue 2020-1 Class A Pass Through Trust	4.000	11-15-32	20,483	19,412
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	259,529	269,340
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	51,686	51,846
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	242,454	246,519
United Airlines Holdings, Inc.	4.875	03-01-29	84,000	83,016
United Airlines Holdings, Inc.	5.375	03-01-31	31,000	30,777
Trading companies and distributors 0.5%
AerCap Ireland Capital DAC	3.300	01-30-32	260,000	237,659
Ashtead Capital, Inc. (A)	5.550	05-30-33	208,000	210,138
BlueLinx Holdings, Inc. (A)	6.000	11-15-29	75,000	74,108
EquipmentShare.com, Inc. (A)	7.125	07-01-34	126,000	123,800
QXO Building Products, Inc. (A)	6.875	07-15-34	39,000	40,036
Wesco Distribution, Inc. (A)	5.500	04-15-34	32,000	31,655
Information technology 3.0%				4,088,324
Communications equipment 0.1%
Motorola Solutions, Inc.	2.300	11-15-30	123,000	110,953
Electronic equipment, instruments and components 0.1%
Amphenol Corp.	4.400	02-15-33	73,000	70,980
Jabil, Inc.	4.750	02-01-33	70,000	68,337
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	33

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
TD SYNNEX Corp.	5.300	10-10-35	51,000	$50,205
IT services 0.4%
Beacon Point DC LLC (A)	6.129	11-30-42	260,000	262,233
CoreWeave, Inc. (A)(B)	9.000	02-01-31	35,000	34,588
CoreWeave, Inc. (A)	9.250	06-01-30	66,000	66,429
CoreWeave, Inc. (A)	9.750	10-01-31	86,000	85,810
VeriSign, Inc.	5.100	07-15-31	46,000	46,135
Yondr JK 1 LLC (A)	6.875	06-30-31	42,000	42,105
Semiconductors and semiconductor equipment 1.3%
Broadcom, Inc.	3.419	04-15-33	383,000	349,138
Broadcom, Inc.	4.800	02-15-36	53,000	51,434
Broadcom, Inc.	4.900	07-15-32	327,000	328,070
Foundry JV Holdco LLC (A)	6.100	01-25-36	372,000	392,169
Foundry JV Holdco LLC (A)	6.250	01-25-35	304,000	322,688
Marvell Technology, Inc.	5.950	09-15-33	24,000	25,203
Micron Technology, Inc.	2.703	04-15-32	147,000	131,702
Qorvo, Inc. (A)	3.375	04-01-31	149,000	136,097
Software 0.5%
Fair Isaac Corp. (A)	6.250	09-15-34	287,000	282,689
HUT 8 DC LLC (A)	6.192	11-15-42	68,000	68,876
Oracle Corp.	4.700	09-27-34	37,000	33,901
Oracle Corp.	4.800	09-26-32	32,000	30,448
Oracle Corp.	5.250	02-03-32	34,000	33,517
Oracle Corp.	5.375	09-27-54	115,000	90,191
Oracle Corp.	5.550	02-06-53	158,000	127,271
Oracle Corp.	5.700	02-04-36	40,000	38,738
Stingray Compute LLC (A)	6.000	06-15-31	28,000	28,055
Technology hardware, storage and peripherals 0.6%
CDW LLC	5.100	03-01-30	251,000	250,462
Dell International LLC	4.500	02-15-31	96,000	94,667
Dell International LLC	4.750	10-06-32	69,000	68,185
Dell International LLC	5.000	04-01-30	58,000	58,490
Dell International LLC	5.300	04-01-32	111,000	112,891
Dell International LLC	5.400	04-15-34	193,000	195,667
Materials 0.8%				1,075,501
Construction materials 0.2%
Cemex SAB de CV	5.750	06-05-36	160,000	159,440
JH North America Holdings, Inc. (A)	5.875	01-31-31	10,000	10,047
JH North America Holdings, Inc. (A)	6.125	07-31-32	37,000	37,307
Quikrete Holdings, Inc. (A)	6.375	03-01-32	28,000	28,593
Standard Building Solutions, Inc. (A)	5.875	03-15-34	43,000	41,436
Standard Building Solutions, Inc. (A)	6.250	08-01-33	33,000	32,770
Metals and mining 0.6%
First Quantum Minerals, Ltd. (A)	6.375	02-15-36	200,000	196,277
Freeport-McMoRan, Inc.	5.400	11-14-34	144,000	146,471
Hybar LLC (A)	7.375	07-01-34	22,000	22,107
Mineral Resources, Ltd. (A)	6.000	05-01-32	18,000	17,806
Mineral Resources, Ltd. (A)	6.250	05-01-34	58,000	57,031
Novelis Corp. (A)	4.750	01-30-30	192,000	185,730
Rio Tinto Finance USA PLC	5.000	03-14-32	73,000	73,743
WS Escrow LLC (A)	7.750	06-01-33	65,000	66,743
Real estate 0.8%				1,101,578
Hotel and resort REITs 0.0%
XHR LP (A)	6.625	05-15-30	26,000	26,600
34	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Industrial REITs 0.1%
Prologis Targeted U.S. Logistics Fund LP (A)	4.625	03-15-33	69,000	$67,183
Office REITs 0.0%
Vornado Realty LP	5.750	02-01-33	59,000	59,211
Real estate management and development 0.1%
CoStar Group, Inc. (A)	2.800	07-15-30	151,000	135,858
Specialized REITs 0.6%
American Tower Corp.	4.700	12-15-32	44,000	43,284
American Tower Corp.	5.550	07-15-33	35,000	35,906
American Tower Corp.	5.650	03-15-33	35,000	36,145
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	238,000	228,677
Iron Mountain, Inc. (A)	6.250	01-15-35	136,000	136,530
Millrose Properties, Inc. (A)	6.375	08-01-30	48,000	48,650
Outfront Media Capital LLC (A)	6.000	06-15-34	71,000	70,870
VICI Properties LP	5.125	11-15-31	110,000	109,519
VICI Properties LP	5.125	05-15-32	104,000	103,145
Utilities 3.6%				4,801,834
Electric utilities 2.2%
American Electric Power Company, Inc. (5.800% to 3-15-31, then 5 Year CMT + 2.128%)	5.800	03-15-56	30,000	29,835
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%)	6.050	03-15-56	13,000	12,927
Constellation Energy Generation LLC	4.400	01-15-31	31,000	30,476
Constellation Energy Generation LLC	6.500	10-01-53	309,000	331,538
Electricite de France SA (A)	5.650	04-22-29	200,000	205,562
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (A)(C)	9.125	03-15-33	200,000	232,255
Entergy Corp. (5.875% to 6-15-31, then 5 Year CMT + 2.179%)	5.875	06-15-56	55,000	55,009
Entergy Corp. (6.100% to 6-15-36, then 5 Year CMT + 2.013%)	6.100	06-15-56	28,000	28,058
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	9,000	9,238
Georgia Power Company	4.950	05-17-33	33,000	33,200
NextEra Energy Capital Holdings, Inc. (6.200% to 10-1-36, then 5 Year CMT + 1.765%)	6.200	10-01-56	76,000	75,927
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	26,000	26,480
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	10,000	10,264
NRG Energy, Inc. (A)	3.625	02-15-31	146,000	135,583
NRG Energy, Inc. (A)	3.875	02-15-32	175,000	160,895
NRG Energy, Inc. (A)	5.407	10-15-35	55,000	54,058
NRG Energy, Inc. (A)	6.125	05-15-36	52,000	52,024
NRG Energy, Inc. (A)	7.000	03-15-33	29,000	31,459
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(C)	10.250	03-15-28	117,000	126,247
Pacific Gas & Electric Company	5.800	05-15-34	158,000	161,512
PacifiCorp (7.125% to 8-15-31, then 5 Year CMT + 3.292%)	7.125	08-15-56	60,000	59,597
PacifiCorp (7.375% to 9-15-30, then 5 Year CMT + 3.319%)	7.375	09-15-55	39,000	39,396
PG&E Corp. (6.850% to 9-15-31, then 5 Year CMT + 3.225%)	6.850	09-15-56	39,000	38,862
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	257,000	261,878
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	679,000	696,824
Independent power and renewable electricity producers 0.8%
Capital Power US Holdings, Inc. (A)	6.189	06-01-35	34,000	35,188
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(C)	8.000	10-15-26	30,000	30,231
Vistra Operations Company LLC (A)	4.300	07-15-29	47,000	46,036
Vistra Operations Company LLC (A)	4.700	01-31-31	65,000	63,699
Vistra Operations Company LLC (A)	5.000	04-30-31	308,000	305,672
Vistra Operations Company LLC (A)	5.250	04-30-33	96,000	95,290
Vistra Operations Company LLC (A)	6.000	04-15-34	284,000	292,350
Vistra Operations Company LLC (A)	6.950	10-15-33	94,000	102,284
XPLR Infrastructure Operating Partners LP (A)	4.500	09-15-27	134,000	132,827
Multi-utilities 0.6%
CenterPoint Energy, Inc. (5.950% to 4-1-31, then 5 Year CMT + 2.223%)	5.950	04-01-56	32,000	31,985
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	35

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities (continued)
Dominion Energy, Inc. (6.000% to 2-15-31, then 5 Year CMT + 2.262%)	6.000	02-15-56	43,000	$43,190
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%)	6.200	02-15-56	53,000	53,167
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	171,000	176,696
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	251,000	265,757
NiSource, Inc. (5.750% to 7-15-31, then 5 Year CMT + 2.035%)	5.750	07-15-56	43,000	42,938
Sempra	5.500	08-01-33	77,000	79,160
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	79,000	79,423

WEC Energy Group, Inc. (5.625% to 5-15-31, then 5 Year CMT + 1.905%)	5.625	05-15-56	27,000	26,837
Collateralized mortgage obligations 5.9%				$7,934,625
(Cost $8,008,487)
Commercial and residential 5.1%				6,888,865
A&D Mortgage Trust
Series 2025-NQM1, Class A1 (A)(D)	5.430	03-25-70	87,299	87,097
Series 2025-NQM4, Class A1 (A)	5.225	10-25-70	115,241	114,578
Series 2026-NQM1, Class A1 (A)(D)	4.912	02-25-71	268,991	265,956
Series 2026-NQM2, Class A1 (A)(D)	4.811	03-25-71	69,957	69,054
Angel Oak Mortgage Trust LLC
Series 2025-10, Class A1 (A)(D)	4.960	09-25-70	214,675	212,662
Series 2025-11, Class A1 (A)(D)	4.975	10-25-70	113,713	112,651
Series 2026-1, Class A1 (A)(D)	4.747	02-25-71	60,051	59,203
Avenue of Americas
Series 2025-1301, Class A (A)(D)	5.227	08-11-42	174,000	173,790
BAHA Trust
Series 2024-MAR, Class A (A)(D)	6.171	12-10-41	100,000	102,064
BANK5
Series 2024-5YR8, Class A3	5.884	08-15-57	38,000	39,041
Series 2025-5YR14, Class A3	5.646	04-15-58	187,000	191,498
Series 2025-5YR18, Class A3	5.145	12-15-58	40,000	40,367
Series 2025-5YR19, Class A3	5.270	12-15-58	30,000	30,439
Series 2026-5YR20, Class A3	5.104	02-15-59	22,000	22,162
Series 2026-5YR21, Class A3	5.525	04-15-59	44,000	45,060
Series 2026-5YR22, Class A3 (D)	5.713	06-15-59	111,000	114,476
BBCMS Mortgage Trust
Series 2025-5C38, Class A3	5.146	11-15-58	168,000	169,726
Series 2026-5C40, Class A3	5.248	02-15-59	34,000	34,446
Series 2026-5C41, Class A3	5.438	05-15-69	65,000	66,290
Series 2026-5C42, Class A3	5.598	06-15-59	59,000	60,670
Benchmark Mortgage Trust
Series 2020-B16, Class A5	2.732	02-15-53	150,000	139,141
Series 2024-V12, Class A3	5.738	12-15-57	51,000	52,252
Series 2026-V20, Class A3	5.184	02-15-59	162,000	163,650
BMO Mortgage Trust
Series 2025-5C9, Class A3 (D)	5.779	04-15-58	187,000	191,860
BX Trust
Series 2019-OC11, Class A (A)	3.202	12-09-41	97,000	91,613
CENT Trust
Series 2025-CITY, Class A (A)(D)	5.091	07-10-40	115,000	114,798
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (A)(D)	6.015	06-12-40	100,000	101,449
COLT Mortgage Loan Trust
Series 2022-2, Class A1 (A)	3.994	02-25-67	117,763	111,673
Cross Mortgage Trust
Series 2026-NQM1, Class A1 (A)(D)	4.699	02-25-61	94,992	93,607
Ellington Financial Mortgage Trust
Series 2026-NQM1, Class A1 (A)(D)	4.771	02-25-71	95,977	94,654
GCAT Trust
Series 2020-NQM2, Class A1 (A)	2.555	04-25-65	58,842	56,505
Series 2025-NQM4, Class A1 (A)	5.529	06-25-70	163,783	163,645
Series 2025-NQM5, Class A1 (A)(D)	4.981	08-25-70	85,917	85,054
36	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
GGP Trust
Series 2026-TY, Class A (A)(D)	4.825	03-05-43	56,000	$55,166
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (A)(D)	5.649	01-13-40	190,000	193,000
Series 2026-10HY, Class A (A)(D)	5.086	12-10-39	100,000	100,378
MTN Commercial Mortgage Trust
Series 2026-LPFX, Class A (A)(D)	5.153	05-15-43	100,000	99,812
New Residential Mortgage Loan Trust
Series 2025-NQM3, Class A1 (A)(D)	5.530	05-25-65	91,171	91,261
Series 2026-NQM1, Class A1 (A)(D)	4.824	11-25-65	92,932	91,770
Series 2026-NQM2, Class A1 (A)(D)	4.743	12-25-65	265,679	261,717
NRZT Trust
Series 2025-NQM6, Class A1 (A)(D)	5.085	10-25-65	95,574	94,808
NYC Trust
Series 2026-9W57, Class A (A)(D)	5.053	06-06-40	146,000	145,347
OBX Trust
Series 2021-NQM2, Class A1 (A)(D)	1.101	05-25-61	103,090	84,356
Series 2025-NQM10, Class A1 (5.453% to 5-1-29, then 6.453% thereafter) (A)	5.453	05-25-65	159,069	159,241
Series 2026-NQM2, Class A1 (A)(D)	4.818	12-01-65	95,469	94,715
Series 2026-NQM3, Class A1 (A)(D)	4.652	01-25-66	93,596	92,151
Series 2026-NQM8, Class A1 (A)(D)	5.297	05-25-66	100,000	99,602
Series 2026-NQM9, Class A1 (A)(D)	5.470	04-25-66	100,000	99,961
PRKCM Trust
Series 2026-AFC1, Class A1 (A)(D)	4.677	02-25-61	97,125	95,588
Progress Residential Trust
Series 2025-SFR1, Class A (A)	3.400	02-17-42	99,494	94,387
Series 2025-SFR4, Class A (A)	4.300	08-17-42	100,000	97,440
Series 2025-SFR6, Class A (A)	4.000	12-17-42	127,000	121,852
Series 2026-SFR1, Class A (A)	3.850	02-17-43	100,000	95,112
Series 2026-SFR2, Class A (A)	4.240	05-17-43	100,000	96,490
Series 2026-SFR3, Class A (A)	4.000	07-17-43	100,000	95,279
ROCK Trust
Series 2024-CNTR, Class A (A)	5.388	11-13-41	163,000	164,744
SLG Office Trust
Series 2026-OMA, Class A (A)(D)	5.131	04-15-41	164,000	163,764
Towd Point Mortgage Trust
Series 2020-1, Class A1 (A)(D)	2.710	01-25-60	54,762	52,802
Series 2020-4, Class A1 (A)	1.750	10-25-60	33,882	30,787
Verus Securitization Trust
Series 2025-11, Class A1 (A)(D)	4.914	11-25-70	114,413	113,541
Series 2026-2, Class A1 (A)(D)	4.590	02-25-71	96,195	94,854
Series 2026-3, Class A1 (A)(D)	4.927	03-25-71	170,326	168,819
Wells Fargo Commercial Mortgage Trust
Series 2025-5C4, Class A3	5.673	05-15-58	30,000	30,687
Series 2025-5C6, Class A3	5.186	10-15-58	37,000	37,274
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A (A)(D)	5.528	07-15-40	100,000	101,029
U.S. Government Agency 0.8%				1,045,760
Government National Mortgage Association
Series 2020-120, Class IO	0.760	05-16-62	79,782	4,556
Series 2021-11, Class IO	1.022	12-16-62	588,957	43,322
Series 2022-144, Class IO	0.531	10-16-64	1,941,980	89,923
Series 2022-21, Class IO	0.785	10-16-63	1,915,509	115,297
Series 2022-53, Class IO	0.703	06-16-64	558,922	24,079
Series 2023-30, Class IO	1.001	11-16-64	254,378	16,173
Series 2023-62, Class IO	0.939	02-16-65	318,010	19,069
Series 2023-91, Class IO	0.876	04-16-65	363,064	24,013
Series 2024-179, Class XI IO	0.831	12-16-66	1,293,063	89,046
Series 2025-126, Class IO	0.767	05-16-67	732,737	49,146
Series 2025-128, Class IO	0.926	09-16-67	1,872,784	145,488
Series 2025-3, Class IO	0.849	04-16-67	1,019,667	66,562
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	37

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2025-35, Class IO	0.762	09-16-66	1,561,271	$85,556
Series 2025-73, Class IO	0.675	08-16-67	1,550,480	89,232

Series 2026-56, Class IO	0.855	11-16-68	2,486,433	184,298
Asset-backed securities 5.9%				$7,852,890
(Cost $7,863,777)
Asset-backed securities 5.9%				7,852,890
Aligned Data Centers Issuer LLC
Series 2023-2A, Class A2 (A)	6.500	11-16-48	100,000	100,629
Series 2026-1A, Class A2I (A)	5.909	06-15-56	73,000	73,163
AMSR Trust
Series 2023-SFR1, Class A (A)	4.000	04-17-40	100,000	98,331
Series 2025-SFR1, Class A (A)	3.655	06-17-42	100,000	95,370
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	94,250	92,189
Beacon Container Finance II LLC
Series 2021-1A, Class A (A)	2.250	10-22-46	101,333	93,938
Business Jet Securities LLC
Series 2026-1A, Class A (A)	5.464	06-15-41	100,000	100,187
Canon Music Issuer Trust
Series 2026-1A, Class A (A)	5.521	05-01-76	100,000	99,620
CarMax Auto Owner Trust
Series 2026-2, Class A3	4.220	06-16-31	55,000	54,675
CARS-DB8 LP
Series 2024-2A, Class A1 (A)	4.900	05-15-54	187,417	186,816
CLI Funding IX LLC
Series 2024-1A, Class A (A)	5.630	07-20-49	172,743	174,071
CLI Funding VIII LLC
Series 2022-1A, Class A (A)	2.720	01-18-47	114,864	105,522
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (A)	5.250	02-25-49	33,000	33,127
Series 2025-1A, Class A1 (A)	5.316	05-25-50	90,000	89,741
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (A)	5.835	02-25-50	25,000	25,180
Consolidated Communications LLC
Series 2025-1A, Class A2 (A)	6.000	05-20-55	114,000	115,490
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (A)	4.300	04-20-48	92,000	90,022
Series 2024-2A, Class A2 (A)	4.500	05-20-49	135,000	130,730
DataBank Issuer LLC
Series 2023-1A, Class A2 (A)	5.116	02-25-53	150,000	148,106
Series 2026-1A, Class A2 (A)	5.811	02-25-56	42,000	41,943
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	63,308	62,653
Series 2021-1A, Class A2II (A)	2.493	11-20-51	143,250	135,064
Series 2025-1A, Class A2I (A)	4.891	08-20-55	60,695	59,992
Series 2025-1A, Class A2II (A)	5.165	08-20-55	49,750	49,157
Series 2026-1A, Class A2I (A)	5.200	05-20-56	51,000	50,968
Series 2026-1A, Class A2II (A)	5.432	05-20-56	156,000	156,083
Domino’s Pizza Master Issuer LLC
Series 2019-1A, Class A2 (A)	3.668	10-25-49	139,200	133,551
Series 2025-1A, Class A2I (A)	4.930	07-25-55	61,000	60,466
Series 2025-1A, Class A2II (A)	5.217	07-25-55	155,000	154,276
Driven Brands Funding LLC
Series 2024-1A, Class A2 (A)	6.372	10-20-54	81,548	81,986
Series 2025-1A, Class A2 (A)	5.296	10-20-55	28,855	27,919
ExteNet Issuer LLC
Series 2024-1A, Class A2 (A)	5.335	07-25-54	100,000	90,859
FirstLight Issuer LLC
Series 2026-1A, Class A2 (A)	5.873	06-20-56	84,000	84,332
Flexential Issuer LLC
Series 2025-1A, Class A2 (A)	6.030	10-25-60	85,000	84,586
38	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Ford Credit Auto Owner Trust
Series 2026-1, Class A (4.320% to 2-15-31, then 8.630% thereafter) (A)	4.320	08-15-38	100,000	$98,860
Ford Credit Floorplan Master Owner Trust A
Series 2026-1, Class A	4.420	05-15-31	183,000	182,542
GBX Leasing LLC
Series 2026-1A, Class A (A)	5.130	02-20-56	99,584	97,533
GM Financial Consumer Automobile Receivables Trust
Series 2026-2, Class A3	4.150	08-18-31	79,000	78,510
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (A)	4.980	12-11-36	100,000	101,259
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	128,000	127,193
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	100,000	99,077
Series 2024-1A, Class A2 (A)	5.893	06-20-54	114,000	115,063
Iskandar Enterprise LLC
Series 2026-1A, Class A21 (A)	5.049	04-17-56	108,000	107,381
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (A)	5.636	02-15-55	98,750	99,676
Series 2025-1A, Class A2 (A)	5.610	08-16-55	133,988	135,248
Series 2026-1A, Class A2I (A)	4.952	02-15-56	55,860	55,108
Jimmy John’s Funding LLC
Series 2026-1A, Class A2 (A)	5.685	04-30-56	127,000	127,458
Kinetic ABS Issuer LLC
Series 2026-1A, Class A2 (A)	5.219	02-25-56	118,000	117,219
Series 2026-2A, Class A2 (A)	5.834	06-25-58	77,000	77,708
Lyra Music Assets Delaware LP
Series 2025-1A, Class A2 (A)	5.604	09-20-65	114,839	115,325
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2 (A)	5.400	08-20-55	157,000	157,424
Series 2025-4A, Class A2 (A)	5.163	12-20-55	38,000	37,834
Series 2026-1A, Class A2 (A)	5.273	04-20-56	45,000	45,021
Navient Refinance Loan Trust
Series 2026-A, Class A (A)	4.500	01-18-56	90,419	89,132
Series 2026-B, Class A (A)	5.070	06-15-56	100,000	99,975
Neighborly Issuer LLC
Series 2021-1A, Class A2 (A)	3.584	04-30-51	190,000	182,084
Series 2022-1A, Class A2 (A)	3.695	01-30-52	143,625	136,140
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (A)	5.000	09-15-48	119,000	117,800
Sabey Data Center Issuer LLC
Series 2026-1, Class A2 (A)	5.482	01-20-51	40,000	39,627
Scalelogix ABS Issuer LLC
Series 2025-1A, Class A2 (A)	5.673	07-25-55	30,000	29,224
ServiceMaster Funding LLC
Series 2021-1, Class A2II (A)	3.113	07-30-51	36,913	31,812
SMB Private Education Loan Trust
Series 2023-C, Class A1A (A)	5.670	11-15-52	86,653	87,378
Series 2024-A, Class A1A (A)	5.240	03-15-56	70,142	70,432
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	94,167	93,425
Series 2021-1A, Class A2I (A)	2.190	08-20-51	196,215	182,290
Subway Funding LLC
Series 2024-1A, Class A2I (A)	6.028	07-30-54	102,440	102,856
Series 2024-1A, Class A2II (A)	6.268	07-30-54	68,950	69,337
Series 2024-3A, Class A23 (A)	5.914	07-30-54	76,830	74,160
Series 2024-3A, Class A2I (A)	5.246	07-30-54	24,625	24,170
Summit Issuer LLC
Series 2025-1A, Class A2 (A)	5.208	11-20-55	39,000	38,738
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (A)	5.436	06-25-54	25,000	24,726
Series 2025-1A, Class A2 (A)	5.036	03-25-55	113,000	110,107
Series 2025-2A, Class A21 (A)	5.121	10-25-55	77,000	75,809
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	39

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Taco Bell Funding LLC
Series 2025-1A, Class A2I (A)	4.821	08-25-55	47,000	$46,430
Series 2025-1A, Class A2II (A)	5.049	08-25-55	34,000	33,476
TIF Funding II LLC
Series 2021-1A, Class A (A)	1.650	02-20-46	139,896	126,952
Toyota Auto Receivables Owner Trust
Series 2026-B, Class A3	4.130	12-16-30	115,000	114,329
Tricon Residential Trust
Series 2024-SFR3, Class A (A)	4.500	08-17-41	167,555	165,007
Triton Container Finance IX LLC
Series 2026-1A, Class A (A)	5.260	05-20-51	99,375	98,727
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (A)	5.877	04-20-55	55,000	55,661
Series 2025-2A, Class A2 (A)	5.177	01-20-56	25,000	24,621
VB-S1 Issuer LLC
Series 2026-1A, Class C2 (A)	4.693	03-15-56	33,000	32,249
Verizon Master Trust
Series 2025-9, Class A1A	3.960	10-21-30	35,000	34,831
Wendy’s Funding LLC
Series 2021-1A, Class A2I (A)	2.370	06-15-51	47,450	43,809
Wingstop Funding LLC
Series 2024-1A, Class A2 (A)	5.858	12-05-54	119,000	120,000
Zayo Issuer LLC
Series 2025-1A, Class A2 (A)	5.648	03-20-55	121,000	121,395

	Shares	Value
Preferred securities 0.1%		$158,517
(Cost $160,300)
Communication services 0.1%		91,880
Interactive media and services 0.1%
Alphabet, Inc., 6.250%	908	46,208
Alphabet, Inc., 6.250%	908	45,672
Utilities 0.0%		66,637
Electric utilities 0.0%
NextEra Energy, Inc., 7.375%	1,390	66,637

	Yield (%)	Shares	Value
Short-term investments 1.3%			$1,747,471
(Cost $1,747,435)
Short-term funds 1.3%			1,747,471
John Hancock Collateral Trust (E)	3.6026(F)	174,757	1,747,471

Total investments (Cost $134,334,316) 100.1%	$134,126,338
Other assets and liabilities, net (0.1%)	(194,343)
Total net assets 100.0%	$133,931,995

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $32,320,794 or 24.1% of the fund’s net assets as of 6-30-26.
(B)	All or a portion of this security is on loan as of 6-30-26. The value of securities on loan amounted to $663,657.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
40	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $677,104.
(F)	The rate shown is the annualized seven-day yield as of 6-30-26.
CORPORATE BOND ETF

As of 6-30-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 97.7%				$106,587,974
(Cost $108,148,924)
Communication services 8.3%				9,112,290
Diversified telecommunication services 2.0%
AT&T, Inc.	4.300	12-15-42	227,000	187,230
QTS Fayetteville I DC1-2, LLC (A)	5.700	04-15-36	890,000	846,206
Space Exploration Technologies Corp. (A)	5.650	07-15-33	878,000	872,769
Verizon Communications, Inc.	3.400	03-22-41	401,000	309,938
Verizon Communications, Inc.	4.500	08-10-33	20,000	19,331
Entertainment 1.8%
Netflix, Inc.	4.900	08-15-34	568,000	566,613
WMG Acquisition Corp. (A)	3.875	07-15-30	1,434,000	1,358,430
Interactive media and services 2.1%
Alphabet, Inc.	5.250	05-15-55	151,000	141,208
Alphabet, Inc.	5.450	11-15-55	359,000	344,135
Meta Platforms, Inc.	4.450	08-15-52	1,855,000	1,429,452
Meta Platforms, Inc.	4.875	11-15-35	442,000	430,140
Media 1.6%
Charter Communications Operating LLC	2.800	04-01-31	734,000	653,961
News Corp. (A)	5.125	02-15-32	1,114,000	1,091,415
Wireless telecommunication services 0.8%
T-Mobile USA, Inc.	4.500	04-15-50	380,000	306,722
T-Mobile USA, Inc.	5.050	07-15-33	23,000	22,961
T-Mobile USA, Inc.	5.750	01-15-54	557,000	531,779
Consumer discretionary 3.5%				3,816,444
Automobiles 0.9%
Ford Motor Credit Company LLC	6.050	03-05-31	265,000	268,974
General Motors Financial Company, Inc.	5.950	04-04-34	676,000	699,603
Broadline retail 1.7%
Amazon.com, Inc.	4.950	12-05-44	2,034,000	1,901,145
Hotels, restaurants and leisure 0.9%
Royal Caribbean Cruises, Ltd.	5.375	01-15-36	546,000	541,972
Royal Caribbean Cruises, Ltd. (A)	6.250	03-15-32	396,000	404,750
Consumer staples 0.5%				531,647
Beverages 0.0%
Anheuser-Busch InBev Finance, Inc.	4.900	02-01-46	50,000	45,422
Consumer staples distribution and retail 0.5%
Walmart, Inc.	4.050	06-29-48	546,000	447,224
Walmart, Inc.	4.500	09-09-52	45,000	39,001
Energy 4.8%				5,214,297
Oil, gas and consumable fuels 4.8%
Aker BP ASA (A)	5.250	10-30-35	204,000	199,327
Cheniere Energy Partners LP	3.250	01-31-32	861,000	789,078
DT Midstream, Inc. (A)	4.300	04-15-32	816,000	779,306
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	1,190,000	1,197,076
Energy Transfer LP	5.950	05-15-54	1,000,000	957,145
Exxon Mobil Corp.	3.567	03-06-45	50,000	38,608
ONEOK, Inc.	4.750	10-15-31	188,000	185,833
ONEOK, Inc.	6.050	09-01-33	183,000	191,560
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	41

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Var Energi ASA (A)	8.000	11-15-32	772,000	$876,364
Financials 41.9%				45,673,335
Banks 23.5%
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	2,528,000	2,332,716
Bank of America Corp. (2.651% to 3-11-31, then Overnight SOFR + 1.220%)	2.651	03-11-32	264,000	239,342
Bank of America Corp. (5.468% to 1-23-34, then Overnight SOFR + 1.650%)	5.468	01-23-35	461,000	470,023
Barclays PLC (2.894% to 11-24-31, then 1 Year CMT + 1.300%)	2.894	11-24-32	732,000	656,301
Barclays PLC (6.692% to 9-13-33, then Overnight SOFR + 2.620%)	6.692	09-13-34	159,000	171,695
BNP Paribas SA (3.052% to 1-13-30, then Overnight SOFR + 1.507%) (A)	3.052	01-13-31	382,000	358,858
BNP Paribas SA (5.738% to 2-20-34, then Overnight SOFR + 1.880%) (A)	5.738	02-20-35	1,232,000	1,265,534
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	718,000	752,091
BPCE SA (5.936% to 5-30-34, then Overnight SOFR + 1.850%) (A)	5.936	05-30-35	1,150,000	1,179,428
Citigroup, Inc. (2.561% to 5-1-31, then Overnight SOFR + 1.167%)	2.561	05-01-32	459,000	412,635
Citigroup, Inc. (3.785% to 3-17-32, then Overnight SOFR + 1.939%)	3.785	03-17-33	139,000	130,620
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	1,193,000	1,224,477
Credit Agricole SA (A)	3.250	01-14-30	1,054,000	991,374
Fifth Third Bank NA (5.332% to 8-25-32, then Overnight SOFR + 2.610%)	5.332	08-25-33	1,341,000	1,340,505
JPMorgan Chase & Co. (2.739% to 10-15-29, then 3 month CME Term SOFR + 1.510%)	2.739	10-15-30	848,000	796,466
JPMorgan Chase & Co. (2.963% to 1-25-32, then Overnight SOFR + 1.260%)	2.963	01-25-33	378,000	342,222
JPMorgan Chase & Co. (3.109% to 4-22-50, then Overnight SOFR + 2.440%)	3.109	04-22-51	12,000	8,031
JPMorgan Chase & Co. (4.946% to 10-22-34, then Overnight SOFR + 1.340%)	4.946	10-22-35	259,000	255,562
JPMorgan Chase & Co. (5.336% to 1-23-34, then Overnight SOFR + 1.620%)	5.336	01-23-35	1,140,000	1,157,019
Lloyds Banking Group PLC (4.976% to 8-11-32, then 1 Year CMT + 2.300%)	4.976	08-11-33	6,000	5,975
M&T Bank Corp. (6.082% to 3-13-31, then Overnight SOFR + 2.260%)	6.082	03-13-32	716,000	747,204
Pinnacle Bank (5.957% to 1-15-31, then 5 Year CMT + 2.300%)	5.957	01-15-36	314,000	311,663
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	555,000	561,526
Santander UK Group Holdings PLC (5.136% to 9-22-35, then SOFR Compounded Index + 1.578%)	5.136	09-22-36	324,000	314,891
The Bank of Nova Scotia (8.000% to 1-27-29, then 5 Year CMT + 4.017%)	8.000	01-27-84	434,000	457,860
The PNC Financial Services Group, Inc. (2.307% to 4-23-31, then Overnight SOFR + 0.979%)	2.307	04-23-32	568,000	506,416
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82	543,000	561,365
Truist Financial Corp. (4.916% to 7-28-32, then Overnight SOFR + 2.240%)	4.916	07-28-33	1,512,000	1,482,206
Truist Financial Corp. (5.100% to 9-1-30, then 10 Year CMT + 4.349%) (B)	5.100	03-01-30	575,000	574,090
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	177,000	184,130
U.S. Bancorp (4.967% to 7-22-32, then Overnight SOFR + 2.110%)	4.967	07-22-33	5,000	4,954
U.S. Bancorp (5.424% to 2-12-35, then Overnight SOFR + 1.411%)	5.424	02-12-36	629,000	640,290
U.S. Bancorp (5.850% to 10-21-32, then Overnight SOFR + 2.090%)	5.850	10-21-33	1,006,000	1,049,321
Webster Financial Corp. (5.784% to 9-11-30, then 5 Year CMT + 2.125%)	5.784	09-11-35	247,000	248,927
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	1,082,000	1,018,516
Wells Fargo & Company (4.478% to 4-4-30, then 3 month CME Term SOFR + 4.032%)	4.478	04-04-31	766,000	757,744
Wells Fargo & Company (5.605% to 4-23-35, then Overnight SOFR + 1.740%)	5.605	04-23-36	1,392,000	1,426,829
Zions Bancorp NA (6.816% to 11-19-34, then Overnight SOFR + 2.830%)	6.816	11-19-35	618,000	650,288
Capital markets 10.7%
Ares Strategic Income Fund	5.600	02-15-30	1,262,000	1,240,185
Blackstone Private Credit Fund	5.600	11-22-29	271,000	267,346
Blackstone Private Credit Fund	6.250	01-25-31	857,000	857,667
Cantor Fitzgerald LP (A)	7.200	12-12-28	437,000	453,366
Deutsche Bank AG (3.742% to 1-7-32, then Overnight SOFR + 2.257%)	3.742	01-07-33	995,000	912,157
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	884,000	775,499
Morgan Stanley (4.889% to 7-20-32, then Overnight SOFR + 2.076%)	4.889	07-20-33	241,000	239,170
Morgan Stanley (5.192% to 4-17-30, then Overnight SOFR + 1.510%)	5.192	04-17-31	364,000	367,835
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%)	5.320	07-19-35	1,166,000	1,171,614
MSCI, Inc. (A)	3.875	02-15-31	1,290,000	1,221,603
State Street Corp. (4.784% to 10-23-35, then Overnight SOFR + 1.215%)	4.784	10-23-36	351,000	340,972
State Street Corp. (5.159% to 5-18-33, then Overnight SOFR + 1.890%)	5.159	05-18-34	12,000	12,127
The Bank of New York Mellon Corp. (6.474% to 10-25-33, then Overnight SOFR + 1.845%)	6.474	10-25-34	169,000	183,774
42	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (B)	4.000	12-01-30	1,700,000	$1,595,176
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (B)	5.000	06-01-27	157,000	156,873
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	424,000	377,340
The Goldman Sachs Group, Inc. (5.330% to 7-23-34, then Overnight SOFR + 1.550%)	5.330	07-23-35	730,000	732,476
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (A)(B)	9.250	11-13-33	615,000	710,418
Consumer finance 1.2%
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	825,000	838,569
Capital One Financial Corp. (2.359% to 7-29-31, then Overnight SOFR + 1.337%)	2.359	07-29-32	510,000	442,720
Financial services 3.7%
Apollo Debt Solutions BDC	6.700	07-29-31	815,000	830,775
Atlas Warehouse Lending Company LP (A)	6.250	01-15-30	442,000	455,293
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52	1,045,000	1,060,142
Mastercard, Inc.	3.850	03-26-50	650,000	503,617
National Rural Utilities Cooperative Finance Corp. (7.125% to 9-15-28, then 5 Year CMT + 3.533%)	7.125	09-15-53	266,000	275,937
NMI Holdings, Inc.	6.000	08-15-29	433,000	441,829
Radian Group, Inc.	6.200	05-15-29	502,000	518,379
Insurance 2.8%
Athene Holding, Ltd.	5.875	01-15-34	627,000	633,957
Brown & Brown, Inc.	4.200	03-17-32	444,000	422,122
F&G Annuities & Life, Inc.	6.250	10-04-34	109,000	106,627
Global Atlantic Fin Company (A)	3.125	06-15-31	521,000	467,375
Prudential Financial, Inc. (3.700% to 10-1-30, then 5 Year CMT + 3.035%)	3.700	10-01-50	852,000	789,738
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	852,000	681,563
Health care 6.9%				7,499,888
Biotechnology 2.8%
AbbVie, Inc.	4.250	11-21-49	685,000	559,193
AbbVie, Inc.	4.875	11-14-48	757,000	680,258
Amgen, Inc.	5.250	03-02-33	517,000	526,095
Amgen, Inc.	5.650	03-02-53	1,370,000	1,333,425
Health care providers and services 0.4%
HCA, Inc.	5.450	09-15-34	58,000	58,623
HCA, Inc.	5.500	06-01-33	294,000	300,348
UnitedHealth Group, Inc.	5.375	04-15-54	45,000	42,361
Pharmaceuticals 3.7%
Astrazeneca Finance LLC	5.000	02-26-34	455,000	459,531
Bristol-Myers Squibb Company	3.700	03-15-52	961,000	704,347
Eli Lilly & Company	5.000	02-09-54	1,808,000	1,668,494
Merck & Company, Inc.	4.500	05-17-33	200,000	197,722
Pfizer Investment Enterprises Pte, Ltd.	5.300	05-19-53	691,000	650,974
Viatris, Inc.	4.000	06-22-50	464,000	318,517
Industrials 11.3%				12,294,772
Aerospace and defense 2.9%
DAE Funding LLC (A)	4.950	01-15-33	209,000	201,664
Hexcel Corp.	5.875	02-26-35	1,061,000	1,097,946
RTX Corp.	5.375	02-27-53	8,000	7,660
RTX Corp.	5.400	05-01-35	369,000	380,117
RTX Corp.	6.100	03-15-34	279,000	299,354
The Boeing Company	5.150	05-01-30	640,000	647,802
The Boeing Company	5.805	05-01-50	520,000	513,742
The Boeing Company	6.858	05-01-54	45,000	50,574
Construction and engineering 0.5%
CIMIC Finance USA Pty, Ltd. (A)	7.000	03-25-34	508,000	540,113
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	43

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Electrical equipment 0.6%
Regal Rexnord Corp.	6.400	04-15-33	553,000	$586,938
Machinery 0.2%
Weir Group, Inc. (A)	5.350	05-06-30	247,000	249,179
Passenger airlines 3.1%
Delta Air Lines, Inc. (A)	4.750	10-20-28	800,833	800,143
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	481,127	486,792
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	77,403	80,330
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	1,286,511	1,290,504
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	726,423	738,602
Professional services 0.6%
Automatic Data Processing, Inc.	4.750	05-08-32	277,000	277,575
Jacobs Engineering Group, Inc.	5.900	03-01-33	396,000	408,585
Trading companies and distributors 3.4%
AerCap Ireland Capital DAC	3.300	01-30-32	463,000	423,217
AerCap Ireland Capital DAC	3.850	10-29-41	774,000	623,258
AerCap Ireland Capital DAC (6.500% to 1-31-31, then 5 Year CMT + 2.441%)	6.500	01-31-56	439,000	444,663
AIR Lease Corp. Sukuk, Ltd. (A)	5.850	04-01-28	492,000	495,218
Ashtead Capital, Inc. (A)	5.500	08-11-32	1,020,000	1,041,841
Sumisho Air Lease Corp.	5.200	07-15-31	606,000	608,955
Information technology 10.8%				11,826,297
IT services 0.8%
Beacon Point DC LLC (A)	6.129	11-30-42	867,000	874,446
Semiconductors and semiconductor equipment 1.4%
Broadcom, Inc. (A)	3.137	11-15-35	45,000	38,226
Intel Corp.	5.600	02-21-54	711,000	664,961
Qorvo, Inc. (A)	3.375	04-01-31	937,000	855,859
Software 5.3%
HUT 8 DC LLC (A)	6.192	11-15-42	855,000	866,014
Microsoft Corp.	2.525	06-01-50	3,275,000	1,947,519
Microsoft Corp.	3.700	08-08-46	277,000	215,933
Oracle Corp.	4.000	11-15-47	768,000	511,736
Oracle Corp.	4.300	07-08-34	137,000	122,275
Oracle Corp.	4.450	09-26-30	510,000	492,337
Oracle Corp.	4.700	09-27-34	621,000	568,979
Oracle Corp.	5.375	09-27-54	1,311,000	1,028,176
Oracle Corp.	6.000	08-03-55	55,000	46,827
Technology hardware, storage and peripherals 3.3%
Apple, Inc.	2.375	02-08-41	37,000	26,168
Apple, Inc.	2.650	05-11-50	496,000	303,440
Apple, Inc.	2.700	08-05-51	2,285,000	1,393,321
CDW LLC	5.550	08-22-34	810,000	799,775
Dell International LLC	4.850	02-01-35	530,000	517,175
Dell International LLC	8.100	07-15-36	295,000	350,895
Dell International LLC	8.350	07-15-46	160,000	202,235
Materials 0.8%				908,117
Chemicals 0.8%
Air Products & Chemicals, Inc.	2.800	05-15-50	1,438,000	908,117
Real estate 2.9%				3,118,739
Industrial REITs 0.5%
Trust 2401 (A)	4.869	01-15-30	527,000	512,834
Office REITs 0.5%
Boston Properties LP	5.750	01-15-35	204,000	205,943
44	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Office REITs (continued)
Cousins Properties LP	4.875	03-01-33	298,000	$290,132
Real estate management and development 1.0%
CoStar Group, Inc. (A)	2.800	07-15-30	1,209,000	1,087,765
Specialized REITs 0.9%
EPR Properties	4.750	11-15-30	187,000	183,021
VICI Properties LP	5.125	05-15-32	846,000	839,044
Utilities 6.0%				6,592,148
Electric utilities 4.6%
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%)	6.050	03-15-56	271,000	269,476
Constellation Energy Generation LLC	5.750	03-15-54	1,830,000	1,802,969
Duke Energy Corp.	5.800	06-15-54	631,000	614,890
NRG Energy, Inc. (A)	5.407	10-15-35	81,000	79,613
NRG Energy, Inc. (A)	7.000	03-15-33	42,000	45,561
Pacific Gas & Electric Company	5.900	10-01-54	559,000	527,925
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	1,585,000	1,626,606
Independent power and renewable electricity producers 0.8%
Vistra Operations Company LLC (A)	4.300	07-15-29	935,000	915,832
Multi-utilities 0.6%
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	667,000	706,216
Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	3,000	3,060

	Yield (%)	Shares	Value
Short-term investments 1.0%			$1,034,912
(Cost $1,034,964)
Short-term funds 1.0%			1,034,912
John Hancock Collateral Trust (C)	3.6026(D)	103,497	1,034,912

Total investments (Cost $109,183,888) 98.7%	$107,622,886
Other assets and liabilities, net 1.3%	1,443,365
Total net assets 100.0%	$109,066,251

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $23,569,778 or 21.6% of the fund’s net assets as of 6-30-26.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(D)	The rate shown is the annualized seven-day yield as of 6-30-26.
The fund had the following country composition as a percentage of net assets on 6-30-26:
United States	86.7%
France	4.2%
Canada	2.0%
Ireland	1.4%
United Kingdom	1.0%
Norway	1.0%
Other countries	3.7%
TOTAL	100.0%
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	45

DYNAMIC MUNICIPAL BOND ETF

As of 6-30-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 100.1%				$44,103,739
(Cost $43,089,999)
Alabama 8.2%				3,598,010
Baldwin County Industrial Development Authority Novelis Corp. Project, Series B, AMT (A)	4.625	06-01-55	100,000	102,035
Black Belt Energy Gas District Gas Project, Series A	5.250	05-01-56	250,000	255,152
Black Belt Energy Gas District Gas Project, Series B	5.000	12-01-31	225,000	239,234
Black Belt Energy Gas District Gas Project, Series B	5.000	10-01-35	100,000	100,846
Black Belt Energy Gas District Gas Project, Series C (A)	5.500	11-01-56	475,000	511,097
Black Belt Energy Gas District Gas Project, Series F	5.000	12-01-35	250,000	264,443
Black Belt Energy Gas District Gas Project, Series G	5.000	10-01-35	100,000	105,407
Black Belt Energy Gas District Gas Project, Series I	5.000	10-01-33	305,000	325,170
Energy Southeast, a Cooperative District Series A	5.000	11-01-35	250,000	263,884
Energy Southeast, a Cooperative District Series B	5.000	09-01-33	25,000	25,611
Energy Southeast, a Cooperative District Series B	5.000	11-01-33	250,000	266,392
Hoover Industrial Development Board United States Steel Corp. Project, AMT	5.750	10-01-49	250,000	257,676
Southeast Energy Authority, a Cooperative District Series B	5.250	03-01-55	100,000	103,591
Southeast Energy Authority, a Cooperative District Series D	5.000	09-01-35	250,000	272,065
Southeast Energy Authority, a Cooperative District Series F	5.250	11-01-55	200,000	216,402
Water Works Board of the City of Birmingham Water Revenue	5.000	01-01-36	260,000	289,005
Alaska 0.5%				210,541
Northern Tobacco Securitization Corp. Series A, Class 1	4.000	06-01-50	245,000	210,541
Arizona 3.8%				1,655,678
Arizona Industrial Development Authority Copper World LLC Project, Series A, AMT (A)	4.500	07-01-46	125,000	126,911
Chandler Industrial Development Authority Intel Corp. Project, AMT	4.000	06-01-49	200,000	203,123
Chandler Industrial Development Authority Intel Corp. Project, AMT	4.100	12-01-37	285,000	288,857
Glendale Industrial Development Authority Midwest University Foundation, Series A, AMT	5.000	07-01-28	350,000	359,501
Industrial Development Authority of the City of Phoenix Legacy Traditional Schools Project (A)	5.000	07-01-45	250,000	246,194
Maricopa County Industrial Development Authority Banner Health, Series D (B)	5.000	01-01-38	250,000	280,770
Salt River Project Agricultural Improvement & Power District Salt River Project Electric System, Series A	4.000	01-01-39	150,000	150,322
California 6.7%				2,954,462
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B, AMT (C)	5.500	07-01-55	250,000	271,329
California Community Choice Financing Authority Clean Energy Project, Series C	5.250	01-01-54	200,000	211,784
California Community Choice Financing Authority Clean Energy Project, Series D	5.000	02-01-31	500,000	531,358
46	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Community Choice Financing Authority Clean Energy Project, Series E	5.000	07-01-35	500,000	$550,370
California Community Choice Financing Authority Clean Energy Project, Series F	5.000	11-01-33	300,000	325,281
California Health Facilities Financing Authority CommonSpirit Health, Series A	4.000	04-01-37	175,000	177,131
California Municipal Finance Authority LINXS APM Project, Series A, AMT (C)	3.250	12-31-32	300,000	292,605
California Municipal Finance Authority Westside Neighborhood School Project (A)	5.900	06-15-44	165,000	176,853
City of Los Angeles Department of Airports Series A, AMT	5.000	05-15-28	145,000	151,072
City of Los Angeles Wastewater System Revenue Series C	5.000	06-01-43	100,000	112,232
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.625	09-01-53	150,000	154,447
Colorado 3.1%				1,353,826
City of Longmont Water Enterprise Revenue	3.000	11-01-33	20,000	19,751
Colorado Educational & Cultural Facilities Authority Kent Denver School Project	4.000	06-01-35	250,000	258,612
Colorado Health Facilities Authority CommonSpirit Health, Series A-1	4.000	08-01-44	110,000	105,375
Colorado Health Facilities Authority Series A	5.000	05-15-39	100,000	106,331
Sand Creek Metropolitan District Series B, GO (C)	4.000	12-01-40	85,000	85,160
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series A, GO (A)	5.000	04-01-35	100,000	108,435
Trails at Crowfoot Metropolitan District No. 3 Series A, GO (C)	4.000	12-01-44	175,000	169,693
Vista Ridge Metropolitan District Series A, GO (C)	4.000	12-01-36	500,000	500,469
Connecticut 1.8%				787,090
Connecticut State Health & Educational Facilities Authority Fairfield University, Series V	5.000	07-01-42	150,000	164,602
Connecticut State Health & Educational Facilities Authority Quinnipiac University, Series O	5.000	07-01-36	310,000	351,770
Connecticut State Health & Educational Facilities Authority Quinnipiac University, Series P	5.000	07-01-45	250,000	270,718
Delaware 1.3%				569,000
Delaware State Economic Development Authority Aspira of Delaware Charter Operations, Inc. Project, Series A	4.000	06-01-42	200,000	174,203
Delaware State Economic Development Authority Delmarva Power & Light Company Project, Series A	3.600	01-01-31	330,000	341,347
Delaware Transportation Authority Transportation System Revenue	3.000	07-01-35	55,000	53,450
District of Columbia 1.1%				486,825
District of Columbia Income Tax Revenue Series A	5.000	06-01-36	100,000	114,741
District of Columbia Income Tax Revenue Series A	5.000	06-01-44	100,000	110,025
District of Columbia Income Tax Revenue Series A	5.000	06-01-45	55,000	59,997
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	4.000	10-01-35	200,000	202,062
Florida 4.1%				1,807,854
Alachua County Health Facilities Authority Oak Hammock at the University of Florida	4.000	10-01-40	100,000	97,050
Capital Trust Authority The Marie Selby Botanical Gardens, Inc. Project (A)	4.500	06-15-33	150,000	150,722
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	47

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
City of Pompano Beach John Knox Village Project	5.000	09-01-44	100,000	$100,029
County of Okaloosa Air Force Enlisted Village, Inc. Project (A)	4.375	05-15-35	100,000	101,409
Florida Development Finance Corp. Nova Southeastern University Project, Series A	5.000	04-01-27	530,000	537,226
Florida Local Government Finance Commission Fleet Landing at Nocatee Project, Series B-2 (A)	4.450	11-15-31	100,000	100,718
Jacksonville Housing Authority Westwood Apartments	5.000	02-01-34	200,000	214,083
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	200,000	199,764
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-30	175,000	174,765
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	165,000	132,088
Georgia 3.2%				1,428,691
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-36	300,000	300,066
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	130,000	130,053
Main Street Energy, Inc. Energy Project, Series D	5.000	12-01-33	300,000	317,161
Main Street Natural Gas, Inc. Series A	4.000	09-01-52	250,000	254,720
Main Street Natural Gas, Inc. Series B	5.000	12-01-55	250,000	265,767
Savannah Convention Center Authority Convention Center Hotel, First Tier, Series A	5.250	06-01-40	150,000	160,924
Hawaii 0.3%				154,313
County of Maui, GO	5.000	09-01-37	135,000	154,313
Idaho 0.8%				374,318
City of Boise Water Renewal Revenue	4.000	09-01-55	100,000	93,202
Idaho Housing & Finance Association Series A	5.000	08-15-36	250,000	281,116
Illinois 4.6%				2,013,616
Chicago Board of Education Series A, GO	5.875	12-01-47	250,000	256,335
Chicago O’Hare International Airport Series E, AMT (C)	5.000	01-01-60	200,000	200,921
Illinois Finance Authority Music and Dance Theater Chicago (A)	5.000	10-01-35	150,000	152,237
Illinois Finance Authority Northshore University Health System, Series A	5.000	08-15-32	200,000	215,164
Sales Tax Securitization Corp. Series A	5.000	01-01-34	250,000	278,891
Sales Tax Securitization Corp. Series A	5.000	01-01-36	240,000	270,807
State of Illinois Series C, GO (C)	4.000	10-01-42	155,000	151,382
State of Illinois Series C, GO	4.000	10-01-43	120,000	114,567
State of Illinois Series C, GO (C)	4.000	10-01-44	170,000	163,528
State of Illinois Series E, GO	5.000	09-01-44	200,000	209,784
Indiana 2.3%				1,010,494
City of Whiting BP Products North America, Inc., Series A, AMT	4.400	03-01-46	250,000	259,335
48	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Indiana (continued)
Indiana Finance Authority Ohio Valley Electric Corp. Project, Series A	3.000	11-01-30	545,000	$535,598
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	5.500	03-01-38	200,000	215,561
Iowa 1.1%				469,764
Iowa Finance Authority Lifespace Communities, Inc., Series A	5.000	05-15-40	220,000	229,648
Iowa Finance Authority Series A	5.000	08-01-46	25,000	26,882
PEFA, Inc. Gas Project, Series A	5.000	04-01-35	200,000	213,234
Kentucky 1.5%				651,938
Kentucky Bond Development Corp. University of Kentucky Central Utility Plant Project, Series A	5.000	10-31-58	100,000	102,202
Kentucky Public Energy Authority Series A	5.250	06-01-55	200,000	211,903
Kentucky Public Energy Authority Series B	5.000	12-01-33	200,000	205,808
Stamford Housing Authority Mozaic Concierge Living Project, Series A	5.500	10-01-35	125,000	132,025
Maine 1.0%				438,036
City of Portland General Airport Revenue	5.000	01-01-37	200,000	226,598
Finance Authority of Maine Casella Waste Systems, Inc. Project, Series R-3, AMT (A)	5.000	08-01-35	200,000	211,438
Maryland 1.9%				843,498
City of Baltimore City-Wide Affordable Housing Program (A)	5.000	06-01-45	250,000	254,698
County of Anne Arundel, GO	5.000	10-01-55	225,000	239,165
Maryland Health & Higher Educational Facilities Authority Johns Hopkins Health System, Series A	5.000	05-15-39	300,000	349,635
Massachusetts 2.4%				1,051,219
Commonwealth of Massachusetts Series D, GO	4.000	11-01-37	5,000	5,066
Massachusetts Development Finance Agency Bentley University	5.000	07-01-44	125,000	134,588
Massachusetts Development Finance Agency Boston University, Series A-2	5.000	10-01-65	100,000	113,218
Massachusetts Development Finance Agency Dana Farber Cancer Institute, Series Q	5.500	12-01-56	250,000	268,606
Massachusetts Development Finance Agency Dana Farber Cancer Institute, Series R (B)	5.000	12-01-45	165,000	174,006
Massachusetts Development Finance Agency Gingercare Living, Series B-1 (A)	5.250	12-01-30	100,000	100,022
Massachusetts Development Finance Agency Wellforce, Series C (C)	5.000	10-01-27	225,000	231,669
Massachusetts Development Finance Agency Worcester Polytechnic Institute	3.125	09-01-46	30,000	24,044
Michigan 1.1%				465,645
Gerald R. Ford International Airport Authority, AMT	5.000	01-01-41	70,000	75,290
Michigan State Hospital Finance Authority Corewell Health, Series B-1	5.000	08-15-55	170,000	186,429
Michigan Strategic Fund I-75 Improvement Project, AMT	5.000	12-31-32	100,000	102,852
State of Michigan Trunk Line Revenue Trunk Line Fund Rebuilding Program, Series B	4.000	11-15-38	100,000	101,074
Minnesota 0.9%				417,398
Minnesota Municipal Gas Agency Gas Project, Series A	5.000	09-01-35	400,000	417,398
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	49

	Rate (%)	Maturity date	Par value^	Value
Mississippi 0.2%				$99,543
City of Gulfport Memorial Hospital at Gulfport Project	5.250	07-01-37	90,000	99,543
Missouri 0.0%				5,524
Waynesville R-VI School District Certificates of Participation	5.000	04-15-36	5,000	5,524
Montana 0.4%				165,289
City of Billings Water System Revenue	4.000	07-01-45	165,000	165,289
Nebraska 1.0%				424,011
Central Plains Energy Project Series A-1	5.000	08-01-55	250,000	267,244
County of Sarpy, GO	1.750	06-01-34	185,000	156,767
Nevada 0.9%				417,844
County of Clark Series C, GO	3.000	07-01-35	45,000	43,316
Reno-Tahoe Airport Authority Tahoe International Airport, Series A, AMT	5.250	07-01-49	200,000	207,503
State of Nevada Department of Business & Industry Brightline West Passenger Rail, Series B, AMT (A)	12.000	01-01-65	255,000	167,025
New Hampshire 1.2%				514,724
New Hampshire Business Finance Authority Lariat Phase 2 Project, GO (A)(D)	6.860	12-15-32	150,000	97,097
New Hampshire Business Finance Authority Pennichuck Water Works, Inc. Project, Series A, AMT	5.125	04-01-46	85,000	85,136
New Hampshire Business Finance Authority Pennichuck Water Works, Inc. Project, Series A, AMT	5.750	04-01-40	125,000	132,507
New Hampshire Business Finance Authority Tamarron Project, GO (A)	5.250	12-01-35	200,000	199,984
New Jersey 1.2%				513,048
New Jersey Economic Development Authority Repauno Port and Rail Terminal, AMT (A)	6.375	01-01-35	100,000	106,181
New Jersey Health Care Facilities Financing Authority RWJ Barnabas Health Obligated Group, Series A	5.250	07-01-38	100,000	118,313
New Jersey Institute of Technology Series A (C)	5.000	07-01-36	250,000	288,554
New York 5.3%				2,318,992
Build NYC Resource Corp. Senior Airport Facilities, AMT	5.500	07-01-42	100,000	109,446
New York City Municipal Water Finance Authority Fiscal 2025, Series DD	5.000	06-15-35	150,000	174,449
New York City Municipal Water Finance Authority Fiscal 2026, Series AA-1	5.000	06-15-55	500,000	524,430
New York City Transitional Finance Authority Future Tax Secured Revenue Fiscal 2025, Series D	5.000	05-01-36	50,000	56,533
New York State Dormitory Authority White Plains Hospital Obligated Group (C)	5.000	10-01-38	155,000	170,522
New York Transportation Development Corp. Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment, AMT	4.375	10-01-45	225,000	217,366
New York Transportation Development Corp. JFK International Airport Terminal One Project, AMT	6.000	06-30-54	195,000	204,373
Port Authority of New York & New Jersey Series 248	5.000	01-15-45	25,000	27,405
Troy Capital Resource Corp. Rensselaer Polytechnic Institute, Series A	5.000	09-01-39	250,000	261,113
Utility Debt Securitization Authority Series TE-2	5.000	12-15-41	500,000	573,355
North Carolina 1.3%				594,938
City of Charlotte Series B, GO	5.000	07-01-36	100,000	112,864
50	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
North Carolina (continued)
Greater Asheville Regional Airport Authority, AMT (C)	5.000	07-01-35	150,000	$162,771
Raleigh Durham Airport Authority Series A, AMT	5.000	05-01-33	300,000	319,303
Ohio 1.9%				822,280
City of Columbus Series A, GO	3.000	08-15-32	140,000	139,824
County of Cuyahoga, GO	5.500	12-01-61	150,000	163,527
County of Hamilton Life Enriching Communities Project	5.500	01-01-40	200,000	216,309
Ohio Air Quality Development Authority Duke Energy Corp. Project, AMT	4.250	11-01-39	300,000	302,620
Oklahoma 0.9%				377,144
Oklahoma Water Resources Board State Loan Program, Series C	5.000	10-01-44	245,000	263,874
Tulsa Municipal Airport Trust Trustees American Airlines, Inc., AMT	6.250	12-01-35	100,000	113,270
Oregon 0.7%				303,491
Clackamas County School District No. 7J Lake Oswego, GO	5.000	06-01-46	100,000	108,687
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-30	185,000	194,804
Pennsylvania 3.8%				1,681,103
Allegheny County Airport Authority Pittsburgh International Airport, Series A, AMT (C)	5.250	01-01-44	250,000	269,937
Beaver County Industrial Development Authority FirstEnergy Corp., Series B	3.750	10-01-47	35,000	30,337
City of Philadelphia Series A, GO	5.000	08-01-39	150,000	168,280
City of Philadelphia Airport Revenue Series B, AMT	5.000	07-01-29	500,000	510,109
Lancaster County Hospital Authority Brethren Village Project	4.750	07-01-37	150,000	146,905
Lancaster Industrial Development Authority Landis Homes Retirement Community Project	4.000	07-01-31	100,000	100,869
Lancaster Industrial Development Authority Landis Homes Retirement Community Project	4.000	07-01-37	345,000	343,296
Lancaster Municipal Authority Luthercare Project, Series A	5.000	12-01-45	45,000	46,762
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University, Series B-1	5.250	11-01-43	60,000	64,608
Puerto Rico 0.8%				346,260
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (D)	1.895	11-01-43	192,857	138,616
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (D)	3.010	07-01-27	214,000	207,644
Rhode Island 0.4%				193,177
Rhode Island Health and Educational Building Corp. Town of Coventry, Series E (C)	5.000	05-15-40	175,000	193,177
South Carolina 0.2%				111,083
South Carolina Jobs-Economic Development Authority Charleston Southern University, Series C	5.500	09-01-45	10,000	10,322
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-27	100,000	100,761
South Dakota 0.2%				104,847
County of Lincoln Augustana University Association Project	5.250	08-01-40	100,000	104,847
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	51

	Rate (%)	Maturity date	Par value^	Value
Tennessee 4.9%				$2,154,583
Hamilton County & Chattanooga Sports Authority Stadium Project, Series A	5.750	12-01-50	200,000	221,833
Knoxville Industrial Development Board Maplehurst Park Apartments Project (A)	4.250	11-01-30	250,000	248,956
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (C)	5.250	07-01-53	250,000	264,691
Tennessee Energy Acquisition Corp. Gas Project, Series A	5.000	11-01-34	500,000	534,281
Tennessee Energy Acquisition Corp. Gas Project, Series A-1	5.000	05-01-53	500,000	514,741
Tennessee Energy Acquisition Corp. Series A	5.000	12-01-35	350,000	370,081
Texas 11.4%				5,027,579
Arlington Higher Education Finance Corp. Leadership Prep School	4.000	06-15-49	200,000	182,270
City of Austin Series B, AMT	5.000	11-15-38	200,000	220,844
City of Corpus Christi, GO (B)	4.000	03-01-41	150,000	148,397
City of Pearland Series C, GO	5.000	09-01-44	135,000	145,574
City of San Antonio Electric & Gas Systems Revenue Series A	5.000	02-01-44	200,000	205,658
Dallas Fort Worth International Airport Series A-2, AMT	5.000	11-01-50	200,000	217,942
Dallas Independent School District Series A-6, GO	5.000	02-15-55	250,000	271,532
El Paso County Hospital District, GO (C)	5.000	02-15-40	100,000	109,434
Harris County Municipal Utility District No. 24, GO (C)	3.000	03-01-32	100,000	99,054
Harris County Municipal Utility District No. 24, GO (C)	3.000	03-01-34	100,000	97,691
Harris County Municipal Utility District No. 489 Series A, GO (C)	3.000	09-01-35	100,000	94,996
Lake Houston Redevelopment Authority Reinvestment Zone No. 10	3.000	09-01-44	260,000	194,329
Las Varas Public Facility Corp. Central at Commerce, Series A	3.350	11-01-44	300,000	298,508
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.000	01-01-32	100,000	102,688
North East Texas Regional Mobility Authority Series B	5.000	01-01-39	400,000	433,814
Palestine Independent School District, GO	5.000	02-15-46	300,000	326,173
Port of Beaumont Navigation District Jefferson Gulf Coast Energy, AMT (A)	3.625	01-01-35	140,000	128,415
Prosper Independent School District, GO	5.000	02-15-36	245,000	275,854
Sheldon Texas Independent School District Series A, GO	3.000	02-15-36	110,000	103,515
Texas Municipal Gas Acquisition & Supply Corp. IV Series A	5.500	01-01-54	305,000	323,097
Texas Municipal Gas Acquisition & Supply Corp. VI Gas Supply Revenue	5.000	01-01-36	405,000	428,889
Texas Private Activity Bond Surface Transportation Corp. Bond Surface Transportation Corp., AMT	5.500	06-30-43	250,000	262,329
Texas Water Development Board Master Trust	4.000	10-15-39	250,000	256,433
Texas Water Development Board Master Trust, Series A	4.000	10-15-43	100,000	100,143
Utah 3.0%				1,315,661
Mida Mountain Village Public Infrastructure District Series 2 (0.000% to 6-1-31, then 5.750% thereafter) (A)	0.000	06-01-43	250,000	197,823
Salt Lake City Airport Revenue Series A, AMT	5.000	07-01-31	475,000	492,251
Salt Lake City Airport Revenue Series A, AMT	5.250	07-01-36	180,000	200,241
52	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utah (continued)
State of Utah, GO	3.000	07-01-34	25,000	$25,007
University of Utah Series A	4.000	08-01-42	300,000	298,240
Utah Infrastructure Agency Telecommunication Revenue	5.000	10-15-27	100,000	102,099
Vermont 0.3%				154,360
Vermont Economic Development Authority Casella Waste Systems, Inc. Project, Series A-2, AMT (A)	4.375	06-01-52	150,000	154,360
Virginia 1.3%				566,572
County of Arlington, GO	5.000	06-15-36	85,000	94,413
Isle Wight County Industrial Development Authority Riverside Health System (C)	5.250	07-01-43	250,000	271,630
Virginia Beach Development Authority Westminster-Cantebury on Chesapeake Bay, Series B-1	6.250	09-01-30	200,000	200,529
Washington 3.3%				1,453,369
King County Public Hospital District No. 4 Snoqualmie Valley Health, Series A	5.500	12-01-35	100,000	99,569
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-30	200,000	215,636
Port of Seattle Series C, AMT	5.000	08-01-29	550,000	583,361
State of Washington Series B, GO	5.000	06-01-47	160,000	169,140
Washington State Housing Finance Commission Bayview Manor II Project, Series B-2 (A)	4.200	07-01-29	130,000	130,034
Washington State Housing Finance Commission Herons Key Phase II Project, Series A	5.250	07-01-51	100,000	104,407
Washington State Housing Finance Commission Horizon House Project, Series B-1	5.000	01-01-35	150,000	151,222
West Virginia 0.6%				270,377
County of Ohio Special District Excise Tax Revenue Fort Henry Opportunity Development (C)	5.250	06-01-45	250,000	270,377
Wisconsin 3.2%				1,425,724
County of Milwaukee Airport Revenue Series A, AMT	5.000	12-01-38	245,000	266,963
Public Finance Authority A Challenge Foundation Academy (A)	6.875	07-01-53	200,000	204,348
Public Finance Authority Campus Real Estate Holding Corp. LLC Project, Series A	5.000	06-01-35	100,000	106,061
Public Finance Authority Double L Ranch Project, GO (A)(D)	7.259	12-15-35	150,000	76,565
Public Finance Authority Driftwood Golf and Ranch Club Project, GO (A)(D)	6.496	12-15-39	165,000	69,861
Public Finance Authority Kawa Fund, Ltd., Class A, Series 1	3.625	06-15-63	250,000	250,608
Public Finance Authority KSU Bixby Real Estate Foundation LLC Project, Series A	5.000	06-15-35	150,000	168,894
Public Finance Authority Viticus Group Project, Series A (A)	4.000	12-01-41	100,000	90,277
Wisconsin Health & Educational Facilities Authority Cedar Crest, Inc. Project, Series A	5.125	04-01-57	100,000	86,321
Wisconsin Health & Educational Facilities Authority Chiara Housing and Services, Inc. Project	5.625	07-01-35	100,000	105,826

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	53

	Yield (%)	Shares	Value
Short-term investments 0.5%			$239,319
(Cost $239,328)
Short-term funds 0.5%
John Hancock Collateral Trust (E)	3.6026(F)	23,933	239,319
Total investments (Cost $43,329,327) 100.6%			$44,343,058
Other assets and liabilities, net (0.6%)			(271,372)
Total net assets 100.0%			$44,071,686

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Security purchased or sold on a when-issued or delayed-delivery basis.
(C)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 6-30-26.

Insurance Coverage	As a % of total investments
Assured Guaranty Corp.	6.2
Build America Mutual Assurance Company	3.6
TOTAL	9.8
The fund had the following portfolio composition as a percentage of total investments on 6-30-26:
General obligation bonds	12.6%
Revenue bonds	86.9%
Other revenue	27.7%
Health care	14.8%
Airport	12.2%
Education	9.4%
Development	7.3%
Water and sewer	5.1%
Housing	3.6%
Utilities	2.8%
Transportation	2.2%
Pollution	1.0%
Tobacco	0.5%
Facilities	0.3%
Short-term investments	0.5%
TOTAL	100.0%
HIGH YIELD ETF

As of 6-30-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 97.4%				$85,819,192
(Cost $85,938,173)
Communication services 14.1%				12,429,983
Diversified telecommunication services 3.6%
APLD ComputeCo 2 LLC (A)	6.750	03-15-31	169,000	169,607
APLD ComputeCo 3 LLC (A)	7.000	06-15-31	99,000	98,797
APLD ComputeCo LLC (A)	9.250	12-15-30	105,000	113,272
Black Pearl Compute LLC (A)	6.125	02-15-31	40,000	40,513
Cincinnati Bell Telephone Company LLC	6.300	12-01-28	411,000	417,165
Cipher Compute LLC (A)	7.125	11-15-30	56,000	58,213
Cogent Communications Group LLC (A)(B)	7.000	06-15-27	131,000	130,000
54	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
Connect Holding II LLC (A)	10.500	04-03-31	98,000	$98,173
Edged Compute LLC (A)	7.500	04-30-31	165,000	160,814
Embarq LLC	7.995	06-01-36	280,000	79,800
Fibercop SpA (A)	7.721	06-04-38	460,000	481,495
Level 3 Financing, Inc. (A)	6.875	06-30-33	249,232	256,061
Level 3 Financing, Inc. (A)	7.500	02-15-37	135,334	138,904
Lumen Technologies, Inc. (A)	4.500	01-15-29	108,000	103,793
PR RNO Property Owner 1 LLC (A)	6.500	05-01-31	170,000	169,755
SE Cosmos LLC (A)	8.875	05-01-31	74,000	76,077
SV RNO Property Owner 1 LLC (A)	5.875	03-01-31	124,000	122,212
Windstream Services LLC (A)	8.250	10-01-31	202,000	213,020
Zayo Group Holdings, Inc. (5.750% Cash and 0.500% PIK) (A)	6.250	03-09-30	126,925	126,766
Zayo Group Holdings, Inc. (7.125% Cash and 1.875% PIK) (A)	9.000	09-09-30	70,605	69,739
Entertainment 1.7%
AMC Entertainment Holdings, Inc. (A)	7.500	02-15-29	78,000	72,451
Discovery Global Holdings, Inc.	4.279	03-15-32	126,000	100,304
Discovery Global Holdings, Inc.	4.279	03-15-32	290,000	260,232
Discovery Global Holdings, Inc.	5.050	03-15-42	287,000	210,248
Discovery Global Holdings, Inc.	5.141	03-15-52	54,000	36,180
Muvico LLC (9.000% Cash and 6.000% PIK) (A)	15.000	02-19-29	131,896	144,129
Roblox Corp. (A)	3.875	05-01-30	110,000	103,953
Starz Capital Holdings LLC (A)	5.500	04-15-29	124,000	112,111
Univision Communications, Inc. (A)	8.500	07-31-31	167,000	167,723
Univision Communications, Inc. (A)	8.875	04-15-33	257,000	252,997
Interactive media and services 0.5%
AP Core Holdings II LLC (A)	11.000	05-15-31	220,000	230,250
Match Group Holdings II LLC (A)	4.125	08-01-30	236,000	222,113
ZoomInfo Technologies LLC (A)(B)	3.875	02-01-29	32,000	26,024
Media 7.3%
Altice France SA (A)	6.500	10-15-31	573,000	555,188
AMC Global Media, Inc. (A)	10.500	07-15-32	82,000	84,288
CCO Holdings LLC (B)	4.500	05-01-32	240,000	211,841
CCO Holdings LLC (A)(B)	7.000	02-01-33	215,000	210,847
CCO Holdings LLC (A)(B)	7.375	03-01-31	992,000	994,374
Clear Channel Outdoor Holdings, Inc. (A)	7.125	02-15-31	125,000	129,437
Clear Channel Outdoor Holdings, Inc. (A)	7.875	04-01-30	215,000	223,961
CMG Media Corp. (A)	8.875	06-18-29	50,000	36,596
DIRECTV Financing LLC (A)	9.250	06-01-32	305,000	309,894
DIRECTV Financing LLC (A)	10.000	02-15-31	129,000	133,864
DISH DBS Corp.	7.375	07-01-28	250,000	240,027
Getty Images, Inc. (A)	11.250	02-21-30	101,000	83,224
Getty Images, Inc. (A)	14.000	03-01-28	31,000	27,094
Gray Media, Inc. (A)	5.375	11-15-31	56,000	37,573
Gray Media, Inc. (A)	9.625	07-15-32	110,000	106,167
Gray Media, Inc. (A)	10.500	07-15-29	159,000	167,839
iHeartCommunications, Inc. (A)(B)	9.125	05-01-29	103,133	100,070
iHeartCommunications, Inc. (A)	10.875	05-01-30	103,884	90,067
Lamar Media Corp.	3.750	02-15-28	105,000	103,029
Light & Wonder International, Inc. (A)	7.500	09-01-31	111,000	115,048
Midcontinent Communications (A)(B)	8.000	08-15-32	46,000	40,327
Neptune Bidco US, Inc. (A)	9.290	04-15-29	273,000	278,412
Nexstar Media, Inc. (A)	6.500	09-15-33	213,000	212,941
Nexstar Media, Inc. (A)	7.250	04-15-34	128,000	127,677
Paramount Global	4.950	01-15-31	232,000	215,653
Paramount Global	5.850	09-01-43	86,000	64,392
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	55

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Paramount Global (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57	56,000	$45,430
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999% to 3-30-32, then 5 Year CMT + 4.249% to 3-30-47, then 5 Year CMT + 4.999%)	6.375	03-30-62	85,000	72,630
Paramount Global (B)	6.875	04-30-36	115,000	107,873
Radiate Holdco LLC (6.000% Cash and 3.250% PIK) (A)	9.250	03-25-30	93,000	74,865
Scripps Escrow II, Inc. (A)(B)	5.375	01-15-31	53,000	31,657
Sinclair Television Group, Inc. (A)	5.500	03-01-30	30,000	26,100
Sinclair Television Group, Inc. (A)	8.125	02-15-33	82,000	84,228
Sirius XM Radio LLC (A)	4.125	07-01-30	502,000	472,497
The EW Scripps Company (A)	9.875	08-15-30	64,000	56,018
Versant Media Group, Inc. (A)	7.250	01-30-31	120,000	124,148
VZ Secured Financing BV (A)	5.000	01-15-32	544,000	476,095
Wireless telecommunication services 1.0%
Rogers Communications, Inc. (7.125% to 4-15-35, then 5 Year CMT + 2.620%)	7.125	04-15-55	176,000	180,824
Vmed O2 UK Financing I PLC (A)	7.750	04-15-32	499,000	450,667
Vodafone Group PLC (5.125% to 6-4-51, then 5 Year CMT + 3.073% to 6-4-71, then 5 Year CMT + 3.823%)	5.125	06-04-81	338,000	264,230
Consumer discretionary 14.3%				12,622,647
Automobile components 1.9%
Adient Global Holdings, Ltd. (A)	7.500	02-15-33	100,000	103,157
American Axle & Manufacturing, Inc. (A)	6.375	10-15-32	86,000	85,698
American Axle & Manufacturing, Inc. (A)	7.750	10-15-33	130,000	128,423
Aptiv Swiss Holdings, Ltd. (6.875% to 12-15-29, then 5 Year CMT + 3.385%)	6.875	12-15-54	298,000	304,594
Clarios Global LP (A)	6.750	02-15-30	82,000	84,495
Dexko Global, Inc. (A)	7.500	04-15-32	57,537	47,483
Dorman Products, Inc. (A)	6.250	06-15-34	49,000	49,563
Garrett Motion Holdings, Inc. (A)	7.750	05-31-32	90,000	94,499
IHO Verwaltungs GmbH (7.750% Cash or 8.500% PIK) (A)	7.750	11-15-30	450,000	465,756
Phinia, Inc. (A)	6.625	10-15-32	42,000	42,902
Tenneco, Inc. (A)	8.000	11-17-28	135,000	135,844
The Goodyear Tire & Rubber Company (B)	5.000	07-15-29	81,000	77,429
The Goodyear Tire & Rubber Company	5.250	07-15-31	57,000	50,734
Automobiles 1.2%
Nissan Motor Acceptance Company LLC (A)	5.550	09-13-29	349,000	340,718
Nissan Motor Acceptance Company LLC (A)	6.125	09-30-30	85,000	83,557
Nissan Motor Company, Ltd. (A)	7.500	07-17-30	560,000	577,178
PM General Purchaser LLC (A)	9.500	10-01-28	55,000	47,615
Broadline retail 0.9%
Kohl’s Corp.	5.125	05-01-31	31,000	27,713
Kohl’s Corp. (A)	10.000	06-01-30	24,000	25,958
Macy’s Retail Holdings LLC	4.300	02-15-43	72,000	52,097
Macy’s Retail Holdings LLC (A)	6.700	07-15-34	128,000	124,076
Rakuten Group, Inc. (6.250% to 4-22-31, then 5 Year CMT + 4.956% to 4-22-51, then 5 Year CMT + 5.706%) (A)(B)(C)	6.250	04-22-31	475,000	449,566
Wand NewCo 3, Inc. (A)	7.625	01-30-32	66,000	68,266
Consumer staples distribution and retail 0.0%
Arko Corp. (A)	5.125	11-15-29	40,000	37,000
Diversified consumer services 0.3%
Carriage Purchaser, Inc. (A)	7.875	10-15-29	17,000	16,921
Graham Holdings Company (A)	5.625	12-01-33	46,000	45,613
StoneMor, Inc. (A)	8.500	05-15-29	51,000	50,211
The ADT Security Corp. (A)	5.875	10-15-33	173,000	169,950
Hotels, restaurants and leisure 5.3%
Caesars Entertainment, Inc. (A)(B)	6.000	10-15-32	193,000	174,889
Caesars Entertainment, Inc. (A)	7.000	02-15-30	82,000	82,472
56	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Carnival Corp. (A)	6.125	02-15-33	130,000	$131,579
Churchill Downs, Inc. (A)	5.750	04-01-30	113,000	112,893
Churchill Downs, Inc. (A)(B)	6.750	05-01-31	170,000	172,974
Fertitta Entertainment LLC (A)	4.625	01-15-29	98,000	95,295
Fertitta Entertainment LLC (A)(B)	6.750	01-15-30	42,000	41,189
Hilton Domestic Operating Company, Inc. (A)	3.750	05-01-29	223,000	215,065
Hilton Domestic Operating Company, Inc. (A)	6.125	04-01-32	253,000	256,379
Hilton Grand Vacations Borrower LLC (A)	5.000	06-01-29	161,000	157,142
Jacobs Entertainment, Inc. (A)	6.750	02-15-29	130,000	127,400
Marriott Ownership Resorts, Inc. (A)	6.500	10-01-33	115,000	114,287
MGM Resorts International	4.750	10-15-28	61,000	60,568
MGM Resorts International	6.125	09-15-29	34,000	34,334
Motion Bondco DAC (A)(B)	6.625	11-15-27	400,000	387,006
NCL Corp., Ltd. (A)	6.250	03-01-30	175,000	174,578
NCL Corp., Ltd. (A)	6.250	09-15-33	181,000	175,781
New Red Finance, Inc. (A)	4.000	10-15-30	109,000	102,901
New Red Finance, Inc. (A)	5.625	09-15-29	170,000	170,888
New Red Finance, Inc. (A)	6.125	06-15-29	122,000	123,831
Penn Entertainment, Inc. (A)	6.750	04-01-31	130,000	130,677
Premier Entertainment Sub LLC (A)	5.625	09-01-29	95,000	66,077
Rivers Enterprise Borrower LLC (A)	6.625	02-01-33	41,000	41,613
Sabre Financial Borrower LLC (A)	11.125	06-15-29	81,000	85,492
Sabre GLBL, Inc. (A)	11.125	07-15-30	120,000	115,109
Six Flags Entertainment Corp. (B)	5.250	07-15-29	138,000	134,431
Six Flags Entertainment Corp. (A)	6.625	05-01-32	85,000	86,116
Six Flags Entertainment Corp. (A)(B)	7.250	05-15-31	85,000	84,503
Station Casinos LLC (A)(B)	6.625	03-15-32	102,000	103,589
Travel + Leisure Company (A)	6.125	09-01-33	130,000	128,656
Viking Cruises, Ltd. (A)	5.875	10-15-33	130,000	130,203
Viking Cruises, Ltd. (A)	9.125	07-15-31	39,000	40,864
Voyager Parent LLC (A)	9.250	07-01-32	82,000	86,720
Wynn Resorts Finance LLC (A)	7.125	02-15-31	171,000	180,715
Yum! Brands, Inc.	3.625	03-15-31	211,000	196,384
Yum! Brands, Inc. (A)	4.750	01-15-30	86,000	84,590
Yum! Brands, Inc.	6.875	11-15-37	80,000	86,777
Household durables 1.7%
Adams Homes, Inc. (A)	9.250	10-15-28	42,000	43,390
Ashton Woods USA LLC (A)	6.875	08-01-33	97,000	96,143
Brookfield Residential Properties, Inc. (A)	4.875	02-15-30	66,000	61,419
Dream Finders Homes, Inc. (A)	8.250	08-15-28	52,000	53,171
Empire Communities Corp. (A)	9.750	05-01-29	99,000	102,345
K Hovnanian Enterprises, Inc. (A)	8.000	04-01-31	69,000	71,185
K Hovnanian Enterprises, Inc. (A)	8.375	10-01-33	118,000	121,242
KB Home	7.250	07-15-30	84,000	85,627
Mattamy Group Corp. (A)	6.000	12-15-33	226,000	216,939
Newell Brands, Inc. (B)	7.375	04-01-36	92,000	93,304
Newell Brands, Inc.	7.500	04-01-46	70,000	65,304
Newell Brands, Inc. (A)	8.500	06-01-28	125,000	130,596
Risewell Homes, Inc. (A)	8.500	11-01-30	85,000	86,780
Risewell Homes, Inc. (A)	9.250	10-01-29	41,000	42,407
Shea Homes LP	4.750	04-01-29	44,000	43,004
STL Holding Company LLC (A)	8.750	02-15-29	41,000	42,572
Whirlpool Corp.	5.750	03-01-34	54,000	41,787
Whirlpool Corp.	6.125	06-15-30	87,000	80,253
Whirlpool Corp. (B)	6.500	06-15-33	63,000	54,613
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	57

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail 2.8%
Advance Auto Parts, Inc. (A)	7.000	08-01-30	251,000	$257,360
Asbury Automotive Group, Inc. (A)	5.000	02-15-32	178,000	170,253
Bath & Body Works, Inc. (A)	6.625	10-01-30	171,000	174,435
Bath & Body Works, Inc.	7.600	07-15-37	104,000	103,869
Carvana Company (9.000% Cash or 14.000% PIK) (A)	9.000	06-01-31	171,000	188,717
Cougar JV Subsidiary LLC (A)	8.000	05-15-32	55,000	57,653
Lithia Motors, Inc. (A)	5.500	10-01-30	145,000	143,210
Mavis Tire Express Services Topco Corp. (A)	6.500	05-15-29	51,000	50,783
Petco Health & Wellness Company, Inc. (A)	8.250	02-01-31	166,000	167,297
Sally Holdings LLC (B)	6.750	04-01-32	41,000	41,887
Sonic Automotive, Inc. (A)(B)	4.875	11-15-31	87,000	83,720
Staples, Inc. (A)	10.750	09-01-29	342,000	326,250
Staples, Inc. (A)	12.750	01-15-30	63,177	48,387
The Michaels Companies, Inc. (A)	8.500	03-15-33	182,000	180,270
The Michaels Companies, Inc. (A)	11.000	03-15-34	361,000	353,462
Velocity Vehicle Group LLC (A)	8.000	06-01-29	27,000	26,665
Victoria’s Secret & Company (A)	4.625	07-15-29	108,000	105,178
Textiles, apparel and luxury goods 0.2%
VF Corp.	2.950	04-23-30	96,000	87,524
VF Corp.	6.450	11-01-37	45,000	42,663
Consumer staples 2.4%				2,065,951
Beverages 0.1%
Primo Water Holdings, Inc. (A)	4.375	04-30-29	90,000	87,851
Consumer staples distribution and retail 0.8%
Albertsons Companies, Inc. (A)	5.500	03-31-31	132,000	128,976
C&S Group Enterprises LLC (A)(B)	5.000	12-15-28	18,000	17,060
Performance Food Group, Inc. (A)	4.250	08-01-29	126,000	122,304
Performance Food Group, Inc. (A)	5.625	03-01-34	72,000	70,668
Safeway, Inc.	7.250	02-01-31	165,000	173,707
U.S. Foods, Inc. (A)	4.625	06-01-30	173,000	168,902
Walgreens Boots Alliance, Inc.	4.100	04-15-50	2,000	580
Food products 1.2%
B&G Foods, Inc. (A)	8.000	09-15-28	25,000	25,023
Fiesta Purchaser, Inc. (A)	7.875	03-01-31	34,000	34,295
Fiesta Purchaser, Inc. (A)	9.625	09-15-32	42,000	41,141
Lamb Weston Holdings, Inc. (A)	4.125	01-31-30	135,000	129,454
Lamb Weston Holdings, Inc. (A)	4.375	01-31-32	93,000	87,445
Pilgrim’s Pride Corp.	3.500	03-01-32	191,000	174,121
Post Holdings, Inc. (A)	6.375	03-01-33	428,000	424,734
Viking Baked Goods Acquisition Corp. (A)	8.625	11-01-31	93,000	94,005
Household products 0.1%
Central Garden & Pet Company (B)	4.125	10-15-30	46,000	43,865
Energizer Holdings, Inc. (A)	4.375	03-31-29	63,000	60,990
Personal care products 0.2%
BellRing Brands, Inc. (A)	7.000	03-15-30	53,000	52,989
HLF Financing Sarl LLC (A)	4.875	06-01-29	90,000	84,259
HLF Financing Sarl LLC (A)(B)	7.750	05-01-33	43,000	43,582
Energy 10.6%				9,315,705
Energy equipment and services 1.2%
Archrock Services LP (A)	6.000	02-01-34	87,000	86,478
Nabors Industries, Inc. (A)	7.625	11-15-32	164,000	167,786
Nabors Industries, Inc. (A)	8.875	08-15-31	50,000	51,338
Oceaneering International, Inc. (A)	6.875	07-15-34	118,000	119,860
SESI LLC (A)	7.875	09-30-30	228,000	231,667
58	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Energy equipment and services (continued)
Valaris, Ltd. (A)	8.375	04-30-30	166,000	$172,387
Weatherford International, Ltd. (A)	6.750	10-15-33	204,000	208,140
Oil, gas and consumable fuels 9.4%
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	260,000	259,234
Buckeye Partners LP (A)	4.500	03-01-28	130,000	128,700
California Resources Corp. (A)	7.250	01-15-35	177,000	175,581
CITGO Petroleum Corp. (A)	8.375	01-15-29	84,000	86,420
Comstock Resources, Inc. (A)	6.750	03-01-29	44,000	43,198
Crescent Energy Finance LLC (A)	7.375	01-15-33	128,000	127,231
Crescent Energy Finance LLC	9.750	10-15-30	66,000	69,135
CVR Energy, Inc. (A)	7.500	02-15-31	153,000	152,272
Delek Logistics Partners LP (A)	6.875	06-01-34	113,000	112,467
Delek Logistics Partners LP (A)	7.375	06-30-33	235,000	239,407
Energy Transfer LP (6.750% to 2-15-36, then 5 Year CMT + 2.475%)	6.750	02-15-56	758,000	774,323
Excelerate Energy LP (A)	8.000	05-15-30	82,000	86,477
Genesis Energy LP	6.750	03-15-34	147,000	145,865
Hilcorp Energy I LP (A)	6.000	04-15-30	106,000	104,144
Ithaca Energy North Sea PLC (A)	8.125	10-15-29	400,000	414,628
ITT Holdings LLC (A)	6.500	08-01-29	54,000	53,367
Kinetik Holdings LP (A)	6.625	12-15-28	67,000	68,107
Moss Creek Resources Holdings, Inc. (A)	8.250	09-01-31	214,000	212,166
NGL Energy Operating LLC (A)	8.375	02-15-32	125,000	130,127
Northern Oil & Gas, Inc. (A)	8.750	06-15-31	131,000	134,930
Northriver Midstream Finance LP (A)	6.750	07-15-32	199,000	201,526
Prairie Acquiror LP (A)	9.000	08-01-29	140,000	145,420
Rockies Express Pipeline LLC (A)	4.950	07-15-29	71,000	70,070
Rockies Express Pipeline LLC (A)	7.500	07-15-38	224,000	235,716
SM Energy Company (A)	6.750	08-01-29	93,000	94,694
SM Energy Company (A)	9.625	06-15-33	228,000	249,988
Summit Midstream Holdings LLC (A)	8.625	10-31-29	101,000	105,250
Sunoco LP (A)	5.625	03-15-31	303,000	300,790
Sunoco LP (A)	5.625	07-15-34	43,000	41,967
Sunoco LP (A)	6.625	08-15-32	169,000	171,884
Tallgrass Energy Partners LP (A)	6.750	03-15-34	214,000	215,895
TGNR Intermediate Holdings LLC (A)	5.500	10-15-29	350,000	344,428
Transocean Aquila, Ltd. (A)	8.000	09-30-28	482,462	493,560
Venture Global Calcasieu Pass LLC (A)	3.875	08-15-29	134,000	127,830
Venture Global Calcasieu Pass LLC (A)	4.125	08-15-31	322,000	302,311
Venture Global Calcasieu Pass LLC (A)	6.000	05-01-36	121,000	122,306
Venture Global Calcasieu Pass LLC (A)	6.250	01-15-30	379,000	388,166
Venture Global LNG, Inc. (A)	6.375	12-15-34	99,000	97,293
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(B)(C)	9.000	09-30-29	217,000	211,860
Venture Global LNG, Inc. (A)	9.875	02-01-32	31,000	33,094
Venture Global Plaquemines LNG LLC (A)(B)	6.125	12-15-30	172,000	175,983
Venture Global Plaquemines LNG LLC (A)	6.500	06-15-34	324,000	337,535
Venture Global Plaquemines LNG LLC (A)	7.750	05-01-35	261,000	292,704
Financials 12.8%				11,282,227
Banks 0.7%
Citigroup, Inc. (6.875% to 8-15-30, then 5 Year CMT + 2.890%) (C)	6.875	08-15-30	488,000	499,770
Park River Holdings, Inc. (A)(B)	8.750	12-31-30	143,444	138,983
Capital markets 1.3%
Aretec Group, Inc. (A)	10.000	08-15-30	58,000	61,093
Coinbase Global, Inc. (A)	3.625	10-01-31	127,000	110,615
Focus Financial Partners LLC (A)	6.750	09-15-31	215,000	216,337
Hightower Holding LLC (A)(B)	6.750	04-15-29	124,000	123,276
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	59

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Hightower Holding LLC (A)	9.125	01-31-30	57,000	$59,130
Jane Street Group (A)	7.125	04-30-31	536,000	554,200
Consumer finance 1.4%
Bread Financial Holdings, Inc. (8.375% to 6-15-30, then 5 Year CMT + 4.300%) (A)(B)	8.375	06-15-35	64,000	66,808
Credit Acceptance Corp. (A)	6.625	03-15-30	132,000	132,210
goeasy, Ltd. (A)	9.250	12-01-28	313,000	307,296
OneMain Finance Corp.	5.375	11-15-29	132,000	129,653
OneMain Finance Corp.	6.750	09-15-33	340,000	336,578
OneMain Finance Corp.	7.500	05-15-31	126,000	130,172
PRA Group, Inc. (A)	5.000	10-01-29	109,000	102,991
PRA Group, Inc. (A)	8.375	02-01-28	68,000	68,958
Financial services 4.4%
Apollo Debt Solutions BDC (A)	5.700	01-23-31	157,000	153,711
Azorra Finance, Ltd. (A)	6.250	02-15-34	115,000	111,140
Block, Inc. (A)	6.000	08-15-33	258,000	259,781
Burford Capital Global Finance LLC (A)	6.875	04-15-30	300,000	285,575
Cobra AcquisitionCo LLC (A)(B)	6.375	11-01-29	31,000	26,356
Freedom Mortgage Corp. (A)	12.250	10-01-30	330,000	356,108
Freedom Mortgage Holdings LLC (A)	6.875	05-01-31	92,000	89,283
Freedom Mortgage Holdings LLC (A)	8.375	04-01-32	87,000	88,496
Icahn Enterprises LP	9.000	06-15-30	109,000	101,646
Icahn Enterprises LP	9.750	01-15-29	138,000	135,341
ION Platform Finance US, Inc. (A)	9.500	05-30-29	366,000	334,011
MidCap Financial Issuer Trust (A)	6.500	05-01-28	300,000	299,529
Mobius Merger Sub, Inc. (A)	9.000	06-01-30	85,000	56,906
Osaic Holdings, Inc. (A)	6.750	08-01-32	86,000	86,147
Osaic Holdings, Inc. (A)	8.000	08-01-33	61,000	61,225
PennyMac Financial Services, Inc. (A)	5.750	09-15-31	253,000	239,992
Planet Financial Group LLC (A)	10.500	12-15-29	118,000	116,527
Prospect Capital Corp.	3.364	11-15-26	60,000	59,080
Rocket Companies, Inc. (A)	6.125	08-01-30	423,000	430,264
Rocket Mortgage LLC (A)	3.875	03-01-31	140,000	131,006
Shift4 Payments LLC (A)	6.750	08-15-32	436,000	436,834
Insurance 3.6%
Acrisure LLC (A)	6.000	08-01-29	82,000	72,168
Acrisure LLC (A)	7.500	11-06-30	646,000	612,689
Acrisure LLC (A)	8.500	06-15-29	91,000	85,559
Alliant Holdings Intermediate LLC (A)	7.000	01-15-31	305,000	309,959
Alliant Holdings Intermediate LLC (A)	7.375	10-01-32	253,000	251,117
AmWINS Group, Inc. (A)	4.875	06-30-29	178,000	171,518
Assurant, Inc. (7.000% to 3-27-28, then 3 month LIBOR + 4.135%)	7.000	03-27-48	41,000	41,760
Asurion LLC (A)	8.000	12-31-32	253,000	254,912
Asurion LLC (A)	8.375	02-01-34	325,000	300,846
Augustar Life Insurance Company (A)	6.875	06-15-42	325,000	312,073
CRC Insurance Group LLC (A)	7.125	06-01-31	168,000	167,464
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (A)	7.950	10-15-54	86,000	86,607
HUB International, Ltd. (A)	7.250	06-15-30	219,000	224,746
Liberty Mutual Group, Inc. (A)	4.300	02-01-61	102,000	64,853
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (A)(B)(C)	6.500	11-13-26	240,000	217,800
Mortgage real estate investment trusts 1.4%
Arbor Realty SR, Inc. (A)(B)	7.875	07-15-30	89,000	83,769
Arbor Realty Trust, Inc. (A)	4.500	03-15-27	92,000	89,271
Blackstone Mortgage Trust, Inc. (A)	6.250	06-01-31	135,000	130,595
Ladder Capital Finance Holdings LLLP (A)	4.750	06-15-29	176,000	172,003
Rithm Capital Corp. (A)	8.000	07-15-30	186,000	185,528
60	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Mortgage real estate investment trusts (continued)
Rithm Capital Corp. (A)	8.500	06-01-31	60,000	$60,141
Starwood Property Trust, Inc. (A)	5.875	08-15-29	83,000	83,248
Starwood Property Trust, Inc. (A)	6.125	06-01-31	274,000	275,449
Starwood Property Trust, Inc. (A)	7.250	04-01-29	127,000	131,124
Health care 9.4%				8,284,863
Biotechnology 0.9%
BioMarin Pharmaceutical, Inc. (A)	5.500	02-15-34	400,000	392,979
National Mentor Holdings, Inc. (A)	10.500	12-15-30	130,000	137,006
Star Parent, Inc. (A)	9.000	10-01-30	207,000	216,636
Health care equipment and supplies 0.6%
Bausch + Lomb Corp. (A)	8.375	10-01-28	78,000	80,145
Embecta Corp. (A)(B)	5.000	02-15-30	118,000	91,860
Insulet Corp. (A)	6.500	04-01-33	44,000	44,619
Medline Borrower LP (A)	5.250	10-01-29	230,000	228,595
Sotera Health Holdings LLC (A)	7.375	06-01-31	89,000	92,281
Health care providers and services 5.6%
Acadia Healthcare Company, Inc. (A)	5.000	04-15-29	134,000	131,909
Accendra Health, Inc. (A)	6.625	04-01-30	2,000	1,180
Accendra Health, Inc. (A)(B)	9.750	06-15-33	43,250	29,353
AdaptHealth LLC (A)	5.125	03-01-30	174,000	168,822
AMN Healthcare, Inc. (A)	4.000	04-15-29	46,000	44,553
AMN Healthcare, Inc. (A)	6.500	01-15-31	84,000	84,511
Centene Corp.	2.625	08-01-31	450,000	392,211
Centene Corp.	3.000	10-15-30	487,000	440,758
Community Health Systems, Inc. (A)	5.250	05-15-30	44,000	41,520
Community Health Systems, Inc. (A)	6.875	04-15-29	225,000	221,311
Community Health Systems, Inc. (A)	10.875	01-15-32	272,000	292,928
Concentra Health Services, Inc. (A)	6.875	07-15-32	25,000	25,878
CVS Health Corp. (6.750% to 12-10-34, then 5 Year CMT + 2.516%)	6.750	12-10-54	322,000	335,472
DaVita, Inc. (A)	3.750	02-15-31	179,000	165,846
DaVita, Inc. (A)	6.875	09-01-32	214,000	220,703
Global Medical Response, Inc. (A)	7.375	10-01-32	218,000	225,904
LifePoint Health, Inc. (A)(B)	5.375	01-15-29	43,000	41,253
LifePoint Health, Inc. (A)	7.000	05-01-34	265,000	253,992
Molina Healthcare, Inc. (A)	6.500	02-15-31	207,000	210,580
MPH Acquisition Holdings LLC (A)	5.750	12-31-30	57,030	47,569
MPH Acquisition Holdings LLC (6.000% Cash and 0.750% PIK) (A)	6.750	03-31-31	46,412	27,748
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) (A)	11.500	12-31-30	38,249	37,867
Prime Healthcare Services, Inc. (A)	9.375	09-01-29	123,000	128,497
Radiology Partners, Inc. (A)	8.500	07-15-32	135,000	140,886
Radiology Partners, Inc. (0.000% Cash and 9.781% PIK) (A)	9.781	02-15-30	119,328	118,433
Surgery Center Holdings, Inc. (A)(B)	7.250	04-15-32	68,000	68,839
Team Health Holdings, Inc. (A)	8.375	06-30-28	171,000	171,460
Tenet Healthcare Corp. (A)	5.500	11-15-32	783,000	778,581
Tenet Healthcare Corp.	6.750	05-15-31	99,000	101,416
Health care technology 0.2%
AthenaHealth Group, Inc. (A)	6.500	02-15-30	178,000	170,671
Life sciences tools and services 0.0%
Fortrea Holdings, Inc. (A)	7.500	07-01-30	34,000	34,467
Pharmaceuticals 2.1%
Amneal Pharmaceuticals LLC (A)	6.875	08-01-32	91,000	94,459
Bausch Health Americas, Inc. (A)(B)	8.500	01-31-27	335,000	334,374
Bausch Health Companies, Inc. (A)	7.000	01-15-28	345,000	311,728
Bausch Health Companies, Inc. (A)	10.000	04-15-32	450,000	455,776
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	61

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Bausch Health Companies, Inc. (A)	11.000	09-30-28	120,000	$122,198
Harvest Midstream I LP (A)	6.750	05-15-34	171,000	173,438
Organon & Company (A)	6.750	05-15-34	220,000	232,070
Perrigo Finance Unlimited Company	6.125	09-30-32	110,000	105,062
Prestige Brands, Inc. (A)	3.750	04-01-31	18,000	16,519
Industrials 11.7%				10,332,645
Aerospace and defense 1.9%
Bombardier, Inc. (A)	6.750	06-15-33	123,000	127,321
Bombardier, Inc. (A)	7.000	06-01-32	275,000	284,877
Goat Holdco LLC (A)	6.750	02-01-32	216,000	221,372
TransDigm, Inc. (A)	6.375	05-31-33	292,000	294,776
TransDigm, Inc. (A)	7.125	12-01-31	721,000	746,567
Building products 1.0%
Builders FirstSource, Inc. (A)	6.375	06-15-32	172,000	174,551
JELD-WEN, Inc. (A)(B)	4.875	12-15-27	299,000	238,084
LBM Acquisition LLC (A)	6.250	01-15-29	38,000	27,462
LBM Acquisition LLC (A)	9.500	06-15-31	57,000	50,542
Masterbrand, Inc. (A)(B)	7.000	07-15-32	43,000	43,582
MIWD Holdco II LLC (A)	5.500	02-01-30	90,000	84,731
Resideo Funding, Inc. (A)	6.500	07-15-32	190,000	190,950
Wilsonart LLC (A)	11.000	08-15-32	55,000	44,558
Commercial services and supplies 1.5%
Allied Universal Holdco LLC (A)	6.875	06-15-30	423,000	434,674
Cimpress PLC (A)	7.375	09-15-32	150,000	151,580
Clean Harbors, Inc. (A)	5.125	07-15-29	214,000	212,846
GFL Environmental, Inc. (A)	6.750	01-15-31	210,000	216,043
RR Donnelley & Sons Company (A)	9.500	08-01-29	59,000	61,172
RR Donnelley & Sons Company (A)	10.875	08-01-29	51,000	52,406
VT Topco, Inc. (A)	8.500	08-15-30	176,000	178,556
Construction and engineering 0.7%
APi Group DE, Inc. (A)	4.750	10-15-29	132,000	129,364
APi Group DE, Inc. (A)	5.750	06-01-34	70,000	69,205
Arcosa, Inc. (A)	6.875	08-15-32	84,000	87,624
Artera Services LLC (A)	8.500	02-15-31	61,000	54,869
Brand Industrial Services, Inc. (A)	10.375	08-01-30	68,000	55,413
Brundage-Bone Concrete Pumping Holdings, Inc. (A)	7.500	02-01-32	116,000	120,347
Tutor Perini Corp. (A)	6.625	07-15-33	59,000	59,351
VM Consolidated, Inc. (A)	5.500	04-15-29	50,000	44,112
Electrical equipment 0.7%
Atkore, Inc. (A)(B)	4.250	06-01-31	72,000	68,948
EMRLD Borrower LP (A)	6.625	12-15-30	247,000	252,517
EMRLD Borrower LP (A)	6.750	07-15-31	83,000	85,909
EnerSys (A)	6.625	01-15-32	51,000	52,115
Sensata Technologies, Inc. (A)	3.750	02-15-31	186,000	173,918
Ground transportation 0.6%
Avis Budget Car Rental LLC (A)(B)	8.375	06-15-32	142,000	142,939
The Hertz Corp. (A)	4.625	12-01-26	227,000	205,757
Watco Companies LLC (A)	7.125	08-01-32	99,000	101,652
XPO CNW, Inc.	6.700	05-01-34	40,000	42,221
Machinery 1.1%
Allison Transmission, Inc. (A)	5.875	12-01-33	150,000	149,534
CompoSecure Holdings LLC (A)	5.625	02-01-33	137,000	133,734
GrafTech Global Enterprises, Inc. (A)(B)	9.875	12-23-29	117,000	85,995
LSF12 Helix Parent LLC (A)	7.125	02-01-33	69,000	66,807
62	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Machinery (continued)
New Flyer Holdings, Inc. (A)	9.250	07-01-30	72,000	$77,400
Park-Ohio Industries, Inc. (A)	8.500	08-01-30	25,000	26,083
Synergy Infrastructure Holdings LLC (A)	7.000	07-15-34	118,000	119,692
Terex Corp. (A)	6.250	10-15-32	128,000	129,633
The Manitowoc Company, Inc. (A)	9.250	10-01-31	126,000	135,442
Wabash National Corp. (A)(B)	4.500	10-15-28	40,000	37,175
Marine transportation 0.4%
Danaos Corp. (A)	6.875	10-15-32	300,000	309,923
Dcli Bidco LLC (A)	7.750	11-15-29	83,000	85,830
Passenger airlines 0.5%
Alaska Airlines, Inc. (A)	6.500	06-01-31	61,000	61,320
American Airlines, Inc. (A)	5.750	04-20-29	202,883	203,277
JetBlue Airways Corp. (A)	9.875	09-20-31	76,000	68,834
VistaJet Malta Finance PLC (A)(B)	9.500	06-01-28	122,000	123,505
Professional services 0.7%
Amentum Holdings, Inc. (A)	7.250	08-01-32	189,000	194,665
CACI International, Inc. (A)	6.375	06-15-33	224,000	227,185
Science Applications International Corp. (A)	5.875	11-01-33	44,000	43,335
SS&C Technologies, Inc. (A)	6.500	06-01-32	84,000	84,717
TriNet Group, Inc. (A)	3.500	03-01-29	48,000	45,193
Trading companies and distributors 2.5%
ADI Escrow Issuer LLC (A)	7.125	07-15-34	59,000	60,079
Alta Equipment Group, Inc. (A)	9.000	06-01-29	27,000	25,904
BlueLinx Holdings, Inc. (A)	6.000	11-15-29	115,000	113,632
EquipmentShare.com, Inc. (A)	8.625	05-15-32	120,000	124,828
FTAI Aviation Investors LLC (A)	7.875	12-01-30	200,000	208,971
Global Aircraft Leasing Company, Ltd. (A)	8.750	09-01-27	52,000	52,850
Herc Holdings, Inc. (A)(B)	6.000	03-15-34	798,000	792,698
QXO Building Products, Inc. (A)	6.750	04-30-32	153,000	157,985
United Rentals North America, Inc.	4.000	07-15-30	357,000	341,268
WESCO Distribution, Inc. (A)	6.625	03-15-32	331,000	341,083
Transportation infrastructure 0.1%
PODS LLC (A)	8.750	05-15-31	124,000	121,157
Information technology 6.2%				5,488,645
Communications equipment 1.2%
Cooper-Standard Automotive, Inc. (A)	9.250	03-01-31	84,000	84,659
EchoStar Corp.	6.750	11-30-30	344,350	350,067
Hughes Satellite Systems Corp. (B)	5.250	08-01-26	94,000	79,449
Viasat, Inc. (A)	6.500	07-15-28	350,000	349,126
Viasat, Inc. (A)(B)	7.500	05-30-31	131,000	132,292
Viavi Solutions, Inc. (A)	3.750	10-01-29	56,000	53,417
Electronic equipment, instruments and components 0.5%
Crane NXT Company	4.200	03-15-48	236,000	149,565
Ingram Micro, Inc. (A)	4.750	05-15-29	150,000	147,316
TTM Technologies, Inc. (A)	4.000	03-01-29	108,000	104,324
Zebra Technologies Corp. (A)	6.500	06-01-32	43,000	43,524
IT services 0.6%
CoreWeave, Inc. (A)(B)	9.000	02-01-31	80,000	79,057
CoreWeave, Inc. (A)	9.625	07-15-32	71,000	69,939
CoreWeave, Inc. (A)	9.750	10-01-31	381,000	380,160
Semiconductors and semiconductor equipment 0.5%
Entegris, Inc. (A)	3.625	05-01-29	280,000	267,697
Qnity Electronics, Inc. (A)	5.750	08-15-32	172,000	172,916
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	63

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software 3.0%
Capstone Borrower, Inc. (A)	8.000	06-15-30	98,000	$93,103
Central Parent LLC (A)(B)	8.000	06-15-29	60,000	33,000
Clarivate Science Holdings Corp. (A)	3.875	07-01-28	55,000	52,893
Clarivate Science Holdings Corp. (A)	4.875	07-01-29	56,000	50,115
Cloud Software Group, Inc. (A)	6.500	03-31-29	302,000	293,025
Cloud Software Group, Inc. (A)	8.250	06-30-32	129,000	120,905
Cloud Software Group, Inc. (A)	9.000	09-30-29	361,000	350,398
Core Scientific Finance I LLC (A)	7.750	05-15-31	255,000	258,584
Fair Isaac Corp. (A)	6.000	05-15-33	78,000	76,809
Fair Isaac Corp. (A)	6.250	09-15-34	63,000	62,054
Flash Compute LLC (A)	7.250	12-31-30	163,000	167,600
Gen Digital, Inc. (A)	6.250	04-01-33	88,000	86,734
Gen Digital, Inc. (A)(B)	7.125	09-30-30	102,000	103,815
McAfee Corp. (A)(B)	7.375	02-15-30	120,000	101,969
NCR Voyix Corp. (A)	5.125	04-15-29	79,000	77,067
Open Text Corp. (A)	3.875	02-15-28	138,000	134,480
Open Text Corp. (A)	3.875	12-01-29	74,000	68,039
Rocket Software, Inc. (A)	6.500	02-15-29	42,000	37,819
Rocket Software, Inc. (A)	9.000	11-28-28	50,000	49,701
Stingray Compute LLC (A)	6.000	06-15-31	105,000	105,207
UKG, Inc. (A)	6.875	02-01-31	190,000	184,581
WULF Compute LLC (A)	7.750	10-15-30	164,000	172,257
Technology hardware, storage and peripherals 0.4%
Seagate Data Storage Technology Pte, Ltd. (A)	5.750	12-01-34	170,000	172,463
Xerox Corp.	4.800	03-01-35	67,000	23,111
Xerox Holdings Corp. (A)	5.500	08-15-28	257,000	149,408
Materials 9.5%				8,384,394
Chemicals 3.4%
Ashland, Inc.	6.875	05-15-43	52,000	52,607
Celanese US Holdings LLC	6.500	04-15-30	206,000	209,941
Celanese US Holdings LLC	7.375	02-15-34	282,000	291,344
Consolidated Energy Finance SA (A)	5.625	10-15-28	200,000	192,000
CVR Partners LP (A)	6.125	06-15-28	213,000	212,614
FMC Corp. (B)	3.450	10-01-29	125,000	115,744
FMC Corp. (A)	8.000	06-01-31	100,000	104,079
FMC Corp. (8.450% to 11-1-30, then 5 Year CMT + 4.366%)	8.450	11-01-55	93,000	67,733
INEOS Finance PLC (A)(B)	7.500	04-15-29	500,000	486,118
Ingevity Corp. (A)	3.875	11-01-28	29,000	28,095
Mativ Holdings, Inc. (A)	8.000	10-01-29	27,000	26,803
Methanex Corp. (B)	5.650	12-01-44	98,000	88,201
Methanex US Operations, Inc. (A)	6.250	03-15-32	102,000	103,290
Minerals Technologies, Inc. (A)	5.000	07-01-28	52,000	51,610
Perimeter Holdings LLC (A)	6.250	01-15-34	131,000	130,753
SCIH Salt Holdings, Inc. (A)	4.875	05-01-28	52,000	51,297
The Chemours Company (A)	8.000	01-15-33	207,000	209,645
The Scotts Miracle-Gro Company	4.375	02-01-32	101,000	94,670
WR Grace Holdings LLC (A)	5.625	08-15-29	179,000	168,241
WR Grace Holdings LLC (A)	6.625	08-15-32	263,000	255,078
WR Grace Holdings LLC (A)	7.375	03-01-31	68,000	68,283
Construction materials 1.2%
Quikrete Holdings, Inc. (A)	6.375	03-01-32	42,000	42,889
Quikrete Holdings, Inc. (A)	6.750	03-01-33	261,000	266,058
Smyrna Ready Mix Concrete LLC (A)	6.000	11-01-28	83,000	83,171
Smyrna Ready Mix Concrete LLC (A)	8.875	11-15-31	171,000	180,312
Standard Building Solutions, Inc. (A)	6.250	08-01-33	156,000	154,915
64	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Construction materials (continued)
Standard Building Solutions, Inc. (A)	6.500	08-15-32	255,000	$256,541
White Cap Supply Holdings LLC (A)	7.375	11-15-30	61,000	61,847
Containers and packaging 2.1%
Ardagh Group SA (A)	9.500	12-01-30	306,000	327,071
Ball Corp.	2.875	08-15-30	142,000	129,574
Clydesdale Acquisition Holdings, Inc. (A)	6.625	04-15-29	219,000	218,726
Clydesdale Acquisition Holdings, Inc. (A)	8.750	04-15-30	81,000	79,899
Crown Americas LLC	5.875	06-01-33	86,000	86,605
Graphic Packaging International LLC (A)(B)	6.375	07-15-32	185,000	186,653
Iris Holding, Inc. (A)	10.000	12-15-28	157,000	135,020
Mauser Packaging Solutions Holding Company (A)	7.875	04-15-30	153,000	156,415
Mauser Packaging Solutions Holding Company (A)	9.250	04-15-30	126,000	123,959
Owens-Brockway Glass Container, Inc. (A)	7.375	06-01-32	226,000	216,528
Sword Purchaser LLC (A)	8.250	04-15-33	108,000	111,755
Sword Purchaser LLC (A)	10.500	04-15-34	59,000	61,726
Metals and mining 2.6%
Amsted Industries, Inc. (A)	6.375	03-15-33	70,000	70,780
Arsenal AIC Parent LLC (A)	8.000	10-01-30	330,000	343,926
Big River Steel LLC (A)	6.625	01-31-29	206,000	206,262
Cleveland-Cliffs, Inc. (A)	6.750	04-15-30	129,000	129,046
Cleveland-Cliffs, Inc. (A)	6.875	11-01-29	251,000	253,205
First Quantum Minerals, Ltd. (A)	8.625	06-01-31	300,000	312,348
Fortescue Treasury Pty, Ltd. (A)	5.875	04-15-30	127,000	128,593
Mineral Resources, Ltd. (A)	6.000	05-01-32	62,000	61,333
Mineral Resources, Ltd. (A)	6.250	05-01-34	62,000	60,964
Novelis Corp. (A)	4.750	01-30-30	239,000	231,195
Samarco Mineracao SA (4.000% Cash and 5.000% PIK) (A)	9.000	06-30-31	185,866	186,845
SunCoke Energy, Inc. (A)	4.875	06-30-29	368,000	348,216
Paper and forest products 0.2%
Domtar Corp. (A)	6.750	10-01-28	36,000	24,929
Magnera Corp. (A)	4.750	11-15-29	84,000	78,414
Magnera Corp. (A)(B)	7.250	11-15-31	62,000	60,528
Real estate 2.5%				2,145,675
Health care REITs 0.3%
Diversified Healthcare Trust (A)	7.250	10-15-30	49,000	50,434
MPT Operating Partnership LP (B)	4.625	08-01-29	103,000	82,788
MPT Operating Partnership LP (B)	5.000	10-15-27	153,000	148,404
Hotel and resort REITs 0.4%
Service Properties Trust (B)	3.950	01-15-28	70,000	67,901
Service Properties Trust	4.375	02-15-30	31,000	27,976
Service Properties Trust (A)(D)	6.134	09-30-27	97,000	89,939
Service Properties Trust (A)	8.625	11-15-31	48,000	50,566
Service Properties Trust	8.875	06-15-32	51,000	52,508
Office REITs 0.3%
Brandywine Operating Partnership LP	8.875	04-12-29	163,000	172,223
Hudson Pacific Properties LP	4.650	04-01-29	106,000	100,406
Real estate management and development 0.3%
Anywhere Real Estate Group LLC (A)	9.750	04-15-30	66,000	70,954
The Howard Hughes Corp. (A)	5.875	03-01-32	132,000	130,872
The Howard Hughes Corp. (A)	6.125	03-01-34	27,000	26,677
Specialized REITs 1.2%
Iron Mountain, Inc. (A)	5.250	07-15-30	598,000	589,064
Iron Mountain, Inc. (A)	6.250	01-15-35	59,000	59,230
Outfront Media Capital LLC (A)	4.250	01-15-29	107,000	104,187
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	65

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Specialized REITs (continued)
SBA Communications Corp.	3.125	02-01-29	92,000	$88,028
Uniti Group LP (A)	6.000	01-15-30	191,000	186,573
Uniti Group LP (A)	8.625	06-15-32	45,000	46,945
Utilities 3.9%				3,466,457
Electric utilities 2.2%
Edison International (7.875% to 6-15-29, then 5 Year CMT + 3.658%)	7.875	06-15-54	90,000	92,575
NRG Energy, Inc. (A)	5.750	01-15-34	783,000	776,886
NRG Energy, Inc. (A)	6.125	05-15-36	217,000	217,100
PG&E Corp.	5.250	07-01-30	121,000	119,154
PG&E Corp. (6.850% to 9-15-31, then 5 Year CMT + 3.225%)	6.850	09-15-56	103,000	102,634
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	125,000	127,373
PPL Capital Funding, Inc. (3 month CME Term SOFR + 2.927%) (E)	6.659	03-30-67	352,000	348,725
VoltaGrid LLC (A)	7.375	11-01-30	126,000	130,810
Gas utilities 0.1%
Ferrellgas LP (A)	9.250	01-15-31	96,000	101,174
Independent power and renewable electricity producers 1.6%
Alpha Generation LLC (A)	6.250	01-15-34	88,000	86,591
Alpha Generation LLC (A)	6.750	10-15-32	84,000	85,546
Clearway Energy Operating LLC (A)	3.750	01-15-32	94,000	85,546
Talen Energy Supply LLC (A)	6.125	05-01-31	259,000	259,005
Talen Energy Supply LLC (A)	6.250	02-01-34	254,000	252,456
The AES Corp. (6.950% to 7-15-30, then 5 Year CMT + 2.890%)	6.950	07-15-55	219,000	216,212
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55	42,000	43,003
XPLR Infrastructure Operating Partners LP (A)	7.750	04-15-34	151,000	158,938
XPLR Infrastructure Operating Partners LP (A)	8.625	03-15-33	245,000	262,729

	Shares	Value
Preferred securities 0.3%		$292,713
(Cost $291,013)
Energy 0.3%		292,713
Oil, gas and consumable fuels 0.3%
NGL Energy Partners LP, 11.207% (3 month CME Term SOFR + 7.475%) (E)	11,732	292,713

	Yield (%)	Shares	Value
Short-term investments 8.0%			$7,060,796
(Cost $7,061,340)
Short-term funds 8.0%			7,060,796
John Hancock Collateral Trust (F)	3.6026(G)	631,133	6,310,948
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.5748(G)	749,848	749,848

Total investments (Cost $93,290,526) 105.7%	$93,172,701
Other assets and liabilities, net (5.7%)	(5,022,746)
Total net assets 100.0%	$88,149,955

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $73,341,913 or 83.2% of the fund’s net assets as of 6-30-26.
66	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

(B)	All or a portion of this security is on loan as of 6-30-26. The value of securities on loan amounted to $6,820,561. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $654,147 in the form of U.S. Treasuries was pledged to the fund.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 6-30-26.
The fund had the following country composition as a percentage of net assets on 6-30-26:
United States	86.8%
Canada	4.2%
United Kingdom	1.8%
Japan	1.2%
Other countries	6.0%
TOTAL	100.0%
MORTGAGE-BACKED SECURITIES ETF

As of 6-30-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 54.0%				$108,479,426
(Cost $109,249,488)
U.S. Government Agency 54.0%				108,479,426
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.000	02-01-51	577,029	465,662
30 Yr Pass Thru	2.000	03-01-51	299,719	242,248
30 Yr Pass Thru	2.000	05-01-51	1,415,587	1,151,226
30 Yr Pass Thru	2.000	08-01-51	1,055,524	857,745
30 Yr Pass Thru	2.000	12-01-51	1,126,041	914,697
30 Yr Pass Thru	2.000	12-01-51	665,498	535,185
30 Yr Pass Thru	2.000	12-01-51	639,479	515,859
30 Yr Pass Thru	2.000	01-01-52	774,003	622,444
30 Yr Pass Thru	2.000	02-01-52	486,123	394,580
30 Yr Pass Thru	2.000	03-01-52	1,403,485	1,140,068
30 Yr Pass Thru	2.500	08-01-50	124,166	106,266
30 Yr Pass Thru	2.500	05-01-51	1,166,238	986,448
30 Yr Pass Thru	2.500	08-01-51	1,402,014	1,195,953
30 Yr Pass Thru	2.500	09-01-51	132,958	113,375
30 Yr Pass Thru	2.500	09-01-51	200,366	169,540
30 Yr Pass Thru	2.500	09-01-51	206,371	172,826
30 Yr Pass Thru	2.500	10-01-51	703,387	592,533
30 Yr Pass Thru	2.500	11-01-51	159,171	135,379
30 Yr Pass Thru	2.500	11-01-51	523,925	446,103
30 Yr Pass Thru	2.500	12-01-51	1,164,320	993,194
30 Yr Pass Thru	2.500	01-01-52	192,488	164,136
30 Yr Pass Thru	2.500	01-01-52	682,227	579,825
30 Yr Pass Thru	2.500	01-01-52	1,143,073	973,283
30 Yr Pass Thru	2.500	04-01-52	98,829	84,149
30 Yr Pass Thru	3.000	05-01-51	201,393	178,970
30 Yr Pass Thru	3.000	09-01-51	396,792	351,497
30 Yr Pass Thru	3.000	09-01-51	1,145,481	1,014,721
30 Yr Pass Thru	3.000	01-01-52	216,802	190,021
30 Yr Pass Thru	3.000	01-01-52	224,736	198,169
30 Yr Pass Thru	3.000	02-01-52	579,064	510,610
30 Yr Pass Thru	3.000	03-01-52	1,157,773	1,027,781
30 Yr Pass Thru	3.500	03-01-52	869,178	796,539
30 Yr Pass Thru	3.500	03-01-52	172,856	157,816
30 Yr Pass Thru	3.500	03-01-52	487,099	445,935
30 Yr Pass Thru	3.500	04-01-52	86,631	79,040
30 Yr Pass Thru	3.500	04-01-52	1,407,647	1,289,276
30 Yr Pass Thru	3.500	06-01-52	690,412	634,008
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	67

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	08-01-52	511,283	$470,472
30 Yr Pass Thru	3.500	08-01-52	991,286	911,541
30 Yr Pass Thru	3.500	09-01-52	1,665,967	1,519,972
30 Yr Pass Thru	4.000	05-01-52	173,578	163,227
30 Yr Pass Thru	4.000	05-01-52	397,118	375,013
30 Yr Pass Thru	4.000	07-01-52	672,500	634,920
30 Yr Pass Thru	4.000	07-01-52	1,248,962	1,179,169
30 Yr Pass Thru	4.000	09-01-52	159,832	150,251
30 Yr Pass Thru	4.000	09-01-52	109,332	103,222
30 Yr Pass Thru	4.000	10-01-52	1,029,976	968,880
30 Yr Pass Thru	4.000	11-01-52	1,073,827	1,009,525
30 Yr Pass Thru	4.000	11-01-52	824,788	782,307
30 Yr Pass Thru	4.000	04-01-53	558,290	527,267
30 Yr Pass Thru	4.500	06-01-52	1,052,541	1,017,096
30 Yr Pass Thru	4.500	07-01-52	267,469	259,465
30 Yr Pass Thru	4.500	07-01-52	686,202	662,128
30 Yr Pass Thru	4.500	07-01-52	908,234	879,664
30 Yr Pass Thru	4.500	09-01-52	920,854	887,686
30 Yr Pass Thru	4.500	10-01-52	1,177,699	1,140,983
30 Yr Pass Thru	4.500	12-01-52	556,897	541,450
30 Yr Pass Thru	5.000	09-01-52	995,580	990,394
30 Yr Pass Thru	5.000	06-01-53	655,669	649,386
30 Yr Pass Thru	5.000	07-01-53	164,736	162,900
30 Yr Pass Thru	5.000	08-01-53	158,269	156,653
30 Yr Pass Thru	5.000	03-01-54	381,327	378,983
30 Yr Pass Thru	5.000	10-01-54	1,047,090	1,038,282
30 Yr Pass Thru	5.000	11-01-54	293,179	290,163
30 Yr Pass Thru	5.000	11-01-54	938,155	932,901
30 Yr Pass Thru	5.000	11-01-54	985,966	978,226
30 Yr Pass Thru	5.000	12-01-54	1,080,085	1,073,530
30 Yr Pass Thru	5.000	12-01-54	430,882	428,066
30 Yr Pass Thru	5.000	01-01-55	979,189	969,116
30 Yr Pass Thru	5.000	05-01-55	957,153	943,553
30 Yr Pass Thru	5.000	06-01-55	593,406	584,975
30 Yr Pass Thru	5.500	07-01-53	313,002	315,827
30 Yr Pass Thru	5.500	03-01-54	251,313	255,435
30 Yr Pass Thru	5.500	04-01-54	319,828	322,475
30 Yr Pass Thru	5.500	12-01-54	895,202	906,037
30 Yr Pass Thru	5.500	12-01-54	393,879	397,631
30 Yr Pass Thru	5.500	01-01-55	823,960	836,237
30 Yr Pass Thru	5.500	02-01-55	536,004	545,130
30 Yr Pass Thru	5.500	02-01-55	1,051,341	1,066,941
30 Yr Pass Thru	5.500	10-01-55	964,074	973,257
Federal National Mortgage Association
10 Yr Pass Thru	5.100	01-01-35	600,000	616,669
10 Yr Pass Thru	5.180	02-01-35	600,000	620,115
30 Yr Pass Thru	2.000	09-01-50	506,767	412,287
30 Yr Pass Thru	2.000	10-01-50	334,034	269,983
30 Yr Pass Thru	2.000	12-01-50	591,108	480,903
30 Yr Pass Thru	2.000	02-01-51	293,296	236,690
30 Yr Pass Thru	2.000	04-01-51	564,843	455,828
30 Yr Pass Thru	2.000	07-01-51	228,109	185,724
30 Yr Pass Thru	2.000	07-01-51	293,248	237,201
30 Yr Pass Thru	2.000	07-01-51	158,878	128,413
30 Yr Pass Thru	2.000	07-01-51	1,279,623	1,039,054
30 Yr Pass Thru	2.000	08-01-51	286,882	233,128
30 Yr Pass Thru	2.000	08-01-51	207,783	167,421
68	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	2.000	09-01-51	433,224	$353,538
30 Yr Pass Thru	2.000	09-01-51	531,205	428,683
30 Yr Pass Thru	2.000	10-01-51	514,837	418,852
30 Yr Pass Thru	2.000	03-01-52	1,002,940	815,014
30 Yr Pass Thru	2.000	03-01-52	580,842	471,462
30 Yr Pass Thru (A)	2.500	TBA	449,000	375,073
30 Yr Pass Thru	2.500	07-01-51	219,466	187,416
30 Yr Pass Thru	2.500	07-01-51	260,298	219,600
30 Yr Pass Thru	2.500	07-01-51	809,876	687,554
30 Yr Pass Thru	2.500	08-01-51	427,447	364,222
30 Yr Pass Thru	2.500	08-01-51	229,279	195,366
30 Yr Pass Thru	2.500	08-01-51	554,386	471,866
30 Yr Pass Thru	2.500	09-01-51	374,103	318,535
30 Yr Pass Thru	2.500	09-01-51	882,223	746,493
30 Yr Pass Thru	2.500	10-01-51	720,475	614,358
30 Yr Pass Thru	2.500	12-01-51	202,300	172,251
30 Yr Pass Thru	2.500	12-01-51	532,092	453,721
30 Yr Pass Thru	2.500	01-01-52	434,889	369,884
30 Yr Pass Thru	2.500	01-01-52	1,138,119	970,132
30 Yr Pass Thru	2.500	01-01-52	478,010	406,559
30 Yr Pass Thru	2.500	04-01-52	1,070,492	911,818
30 Yr Pass Thru	2.500	04-01-52	1,156,553	983,677
30 Yr Pass Thru	3.000	11-01-46	254,757	227,984
30 Yr Pass Thru	3.000	09-01-50	67,082	59,131
30 Yr Pass Thru	3.000	10-01-50	661,875	577,840
30 Yr Pass Thru	3.000	11-01-50	175,020	155,917
30 Yr Pass Thru	3.000	02-01-51	862,398	764,223
30 Yr Pass Thru	3.000	09-01-51	644,971	570,540
30 Yr Pass Thru	3.000	10-01-51	216,748	189,296
30 Yr Pass Thru	3.000	11-01-51	183,378	162,789
30 Yr Pass Thru	3.000	12-01-51	396,838	350,050
30 Yr Pass Thru	3.000	12-01-51	324,341	287,215
30 Yr Pass Thru	3.000	01-01-52	139,905	123,628
30 Yr Pass Thru	3.000	01-01-52	757,311	670,389
30 Yr Pass Thru	3.000	03-01-52	143,135	125,767
30 Yr Pass Thru	3.000	03-01-52	1,233,517	1,087,696
30 Yr Pass Thru	3.000	03-01-52	1,460,959	1,296,470
30 Yr Pass Thru	3.000	03-01-52	1,108,604	981,361
30 Yr Pass Thru	3.000	04-01-52	1,107,214	982,553
30 Yr Pass Thru	3.000	04-01-52	1,031,365	908,153
30 Yr Pass Thru	3.000	04-01-52	365,460	322,828
30 Yr Pass Thru	3.000	06-01-52	1,334,169	1,183,955
30 Yr Pass Thru	3.500	10-01-49	507,439	465,666
30 Yr Pass Thru	3.500	11-01-49	243,602	223,929
30 Yr Pass Thru	3.500	01-01-50	815,293	747,413
30 Yr Pass Thru	3.500	04-01-51	153,674	141,359
30 Yr Pass Thru	3.500	08-01-51	243,299	222,586
30 Yr Pass Thru	3.500	12-01-51	886,663	817,274
30 Yr Pass Thru	3.500	02-01-52	1,048,089	964,757
30 Yr Pass Thru	3.500	04-01-52	118,957	108,120
30 Yr Pass Thru	3.500	04-01-52	144,242	131,602
30 Yr Pass Thru	3.500	04-01-52	456,358	415,367
30 Yr Pass Thru	3.500	06-01-52	225,863	206,423
30 Yr Pass Thru	3.500	09-01-52	178,676	163,018
30 Yr Pass Thru (A)	4.000	TBA	325,000	303,634
30 Yr Pass Thru	4.000	03-01-48	93,419	88,571
30 Yr Pass Thru	4.000	04-01-50	82,379	78,078
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	69

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	05-01-52	1,192,536	$1,129,902
30 Yr Pass Thru	4.000	06-01-52	631,351	594,098
30 Yr Pass Thru	4.000	06-01-52	311,514	294,106
30 Yr Pass Thru	4.000	06-01-52	591,823	558,937
30 Yr Pass Thru	4.000	07-01-52	201,347	190,033
30 Yr Pass Thru	4.000	09-01-52	265,094	249,038
30 Yr Pass Thru	4.000	10-01-52	361,869	340,098
30 Yr Pass Thru	4.500	06-01-52	241,321	234,476
30 Yr Pass Thru	4.500	06-01-52	331,678	321,080
30 Yr Pass Thru	4.500	07-01-52	421,126	406,944
30 Yr Pass Thru	4.500	07-01-52	257,799	250,246
30 Yr Pass Thru	4.500	08-01-52	554,348	539,317
30 Yr Pass Thru	4.500	09-01-52	340,064	328,793
30 Yr Pass Thru	4.500	10-01-52	111,187	107,790
30 Yr Pass Thru	4.500	06-01-53	61,474	59,346
30 Yr Pass Thru	4.500	07-01-53	265,005	256,412
30 Yr Pass Thru	4.500	09-01-53	417,383	403,458
30 Yr Pass Thru	4.500	09-01-53	602,971	583,584
30 Yr Pass Thru (A)	5.000	TBA	305,000	299,674
30 Yr Pass Thru	5.000	05-01-53	928,600	919,701
30 Yr Pass Thru	5.000	07-01-53	217,723	215,500
30 Yr Pass Thru	5.000	04-01-54	129,691	128,114
30 Yr Pass Thru	5.000	08-01-54	1,027,729	1,014,267
30 Yr Pass Thru	5.000	10-01-54	466,457	462,679
30 Yr Pass Thru	5.000	10-01-54	643,913	638,496
30 Yr Pass Thru	5.000	11-01-54	970,056	959,470
30 Yr Pass Thru	5.000	11-01-54	896,954	891,090
30 Yr Pass Thru	5.000	12-01-54	471,255	466,554
30 Yr Pass Thru	5.000	12-01-54	1,359,522	1,351,909
30 Yr Pass Thru	5.000	02-01-55	206,064	204,009
30 Yr Pass Thru	5.000	11-01-55	967,727	959,889
30 Yr Pass Thru (A)	5.500	TBA	475,000	476,577
30 Yr Pass Thru	5.500	10-01-52	126,606	128,247
30 Yr Pass Thru	5.500	10-01-53	250,026	252,252
30 Yr Pass Thru	5.500	04-01-54	807,627	814,310
30 Yr Pass Thru	5.500	04-01-54	469,460	473,638
30 Yr Pass Thru	5.500	06-01-54	879,776	894,205
30 Yr Pass Thru	5.500	10-01-54	700,182	704,664
30 Yr Pass Thru	5.500	01-01-55	247,345	252,175
30 Yr Pass Thru	5.500	02-01-55	447,402	454,740
30 Yr Pass Thru	5.500	04-01-55	521,544	527,001
30 Yr Pass Thru	5.500	06-01-55	606,922	617,066
30 Yr Pass Thru	5.500	11-01-55	979,540	985,504
30 Yr Pass Thru (A)	6.000	TBA	300,000	306,469
Government National Mortgage Association
30 Yr Pass Thru	2.000	02-20-51	1,548,708	1,270,581
30 Yr Pass Thru	2.500	09-20-49	581,653	499,419
30 Yr Pass Thru	2.500	06-20-50	408,646	350,360
30 Yr Pass Thru	2.500	02-20-51	209,568	179,219
30 Yr Pass Thru	2.500	07-20-51	469,263	401,159
30 Yr Pass Thru	2.500	03-20-53	403,054	345,094
30 Yr Pass Thru	3.000	10-20-51	1,216,126	1,080,394

30 Yr Pass Thru	3.000	05-20-53	195,655	174,827
70	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Corporate bonds 0.8%				$1,459,598
(Cost $1,456,911)
Utilities 0.8%				1,459,598
Electric utilities 0.8%
Duke Energy Progress NC Storm Funding II LLC	4.890	01-01-46	500,000	488,411

PG&E Wildfire Recovery Funding LLC	5.081	06-01-41	1,000,000	971,187
Collateralized mortgage obligations 30.2%				$60,589,347
(Cost $61,177,090)
Commercial and residential 26.7%				53,635,357
A&D Mortgage Trust
Series 2024-NQM4, Class M1 (B)(C)	5.929	08-25-69	200,000	199,890
Series 2025-NQM4, Class M1 (B)(C)	6.204	10-25-70	250,000	249,496
Series 2026-NQM1, Class A2 (5.114% to 1-1-30, then 6.114% thereafter) (B)	5.114	02-25-71	967,593	955,371
Series 2026-NQM2, Class A3 (5.165% to 2-1-30, then 6.165% thereafter) (B)	5.165	03-25-71	441,511	434,951
Series 2026-NQM3, Class M1 (B)(C)	6.016	04-25-71	500,000	497,168
Agate Bay Mortgage Trust
Series 2013-1, Class A1 (B)(C)	3.500	07-25-43	135,010	125,852
Angel Oak Mortgage Trust LLC
Series 2022-2, Class A2 (B)(C)	3.762	01-25-67	951,494	881,959
Series 2022-3, Class A1 (B)	5.000	01-25-67	326,730	314,853
Series 2022-5, Class A1 (4.500% to 7-1-26, then 5.500% thereafter) (B)	4.500	05-25-67	311,014	310,428
Series 2022-6, Class A1 (4.300% to 9-1-26, then 5.300% thereafter) (B)	4.300	07-25-67	645,615	642,831
Series 2024-10, Class M1 (B)(C)	6.007	10-25-69	200,000	200,213
Series 2025-13, Class M1 (B)(C)	5.738	10-25-70	500,000	494,737
Arizona Biltmore Trust
Series 2024-BILT, Class C (B)	6.361	06-11-39	700,000	704,046
Arroyo Mortgage Trust
Series 2019-1, Class A3 (B)(C)	4.208	01-25-49	68,897	67,330
BAHA Trust
Series 2024-MAR, Class B (B)(C)	7.069	12-10-41	1,000,000	1,029,429
BANK
Series 2024-BNK47, Class A5	5.716	06-15-57	843,000	877,804
Series 2026-BNK52, Class A5 (A)	5.586	06-15-36	1,000,000	1,036,908
BBCMS Mortgage Trust
Series 2024-5C27, Class B (C)	6.700	07-15-57	200,000	205,964
Series 2024-5C29, Class B (C)	5.858	09-15-57	845,000	849,039
Series 2024-C30, Class A5	5.532	11-15-57	300,000	308,602
Series 2025-C32, Class A5	5.720	02-15-62	1,047,000	1,092,609
BOS Trust
Series 2026-LYRK, Class D (B)(C)	6.394	05-11-41	420,000	412,643
BRAVO Residential Funding Trust
Series 2021-NQM1, Class M1 (B)(C)	2.316	02-25-49	100,000	89,000
BRCK Trust
Series 2025-830B, Class B (B)(C)	5.357	12-10-42	773,000	766,320
BX Trust
Series 2019-OC11, Class D (B)(C)	4.075	12-09-41	500,000	472,529
Series 2026-ORBT, Class D (1 month CME Term SOFR + 2.100%) (B)(D)	5.776	07-15-43	500,000	500,000
COLT Mortgage Loan Trust
Series 2021-4, Class B1 (B)(C)	3.764	10-25-66	700,000	560,334
Series 2021-HX1, Class B1 (B)(C)	3.110	10-25-66	100,000	76,912
Series 2024-5, Class M1 (B)(C)	5.655	08-25-69	200,000	199,248
Series 2025-1, Class A3 (6.084% to 1-1-29, then 7.084% thereafter) (B)	6.084	01-25-70	279,141	280,315
Cross Mortgage Trust
Series 2024-H2, Class A3 (6.518% to 3-1-28, then 7.518% thereafter) (B)	6.518	04-25-69	99,066	99,363
Series 2024-H5, Class A3 (6.158% to 7-1-28, then 7.158% thereafter) (B)	6.158	08-26-69	112,209	112,552
Series 2024-H7, Class B1A (B)(C)	7.048	11-25-69	200,000	200,850
Series 2025-H1, Class B1A (B)(C)	6.828	02-25-70	300,000	301,346
Series 2026-NQM1, Class A2 (4.953% to 1-1-30, then 5.953% thereafter) (B)	4.953	02-25-61	949,920	936,014
Series 2026-NQM4, Class A2 (5.688% to 3-1-30, then 6.688% thereafter) (B)	5.688	04-25-71	971,917	970,254
Deephaven Residential Mortgage Trust
Series 2025-INV1, Class M1 (B)(C)	5.733	11-25-60	500,000	495,673
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	71

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Ellington Financial Mortgage Trust
Series 2022-3, Class A1 (5.000% to 7-1-26, then 6.000% thereafter) (B)	5.000	08-25-67	229,112	$228,410
Series 2022-4, Class A1 (5.900% to 12-1-26, then 6.900% thereafter) (B)	5.900	09-25-67	211,544	211,014
Series 2025-CES1, Class A2 (6.121% to 2-1-29, then 7.121% thereafter) (B)	6.121	01-25-60	300,000	301,983
ESTN Trust
Series 2026-TOWN, Class A (B)(C)	5.538	05-12-46	1,250,000	1,263,324
Flagstar Mortgage Trust
Series 2021-3INV, Class A18 (B)(C)	5.000	06-25-51	301,093	290,400
Series 2021-6INV, Class A4 (B)(C)	2.500	08-25-51	1,168,294	964,237
FS Commercial Mortgage Trust
Series 2023-4SZN, Class B (B)(C)	7.795	11-10-39	380,000	382,264
GCAT Trust
Series 2023-INV1, Class A1 (B)(C)	6.000	08-25-53	589,848	599,202
Series 2024-NQM2, Class M1 (B)(C)	6.569	06-25-59	200,000	200,783
GS Mortgage-Backed Securities Trust
Series 2022-LTV2, Class A33 (B)(C)	4.000	12-25-52	869,718	793,754
Series 2023-PJ2, Class A3 (B)(C)	5.000	05-25-53	225,625	220,363
Houston Galleria Mall Trust
Series 2025-HGLR, Class A (B)(C)	5.644	02-05-45	1,183,000	1,209,205
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class C (B)(C)	6.150	01-13-40	550,000	561,019
Hundred Acre Wood Trust
Series 2021-INV3, Class B1 (B)(C)	3.322	12-25-51	708,053	618,777
Imperial Fund Mortgage Trust
Series 2022-NQM5, Class A3 (6.250% to 7-1-26, then 7.250% thereafter) (B)	6.250	08-25-67	58,638	58,429
IRV Trust
Series 2025-200P, Class B (B)(C)	5.621	03-14-47	550,000	549,005
JPMorgan Mortgage Trust
Series 2019-INV1, Class B3 (B)(C)	4.928	09-25-49	562,611	544,888
Series 2019-INV1, Class B5 (B)(C)	4.928	09-25-49	329,529	286,879
Series 2019-INV2, Class B4 (B)(C)	4.709	02-25-50	336,239	320,070
Series 2019-INV3, Class A15 (B)(C)	3.500	05-25-50	98,292	87,983
Series 2019-INV3, Class B3 (B)(C)	4.331	05-25-50	191,580	179,344
Series 2021-12, Class A12 (B)(C)	5.000	02-25-52	212,611	206,145
Series 2021-14, Class A12 (B)(C)	5.000	05-25-52	292,220	283,622
Series 2021-6, Class A12 (B)(C)	5.000	10-25-51	300,564	291,131
Series 2023-4, Class 2A6 (B)(C)	5.500	11-25-53	332,296	329,415
Manhattan West Mortgage Trust
Series 2026-2MW, Class B (B)(C)	5.718	06-10-48	1,300,000	1,307,221
MFA Trust
Series 2020-NQM3, Class M1 (B)(C)	2.654	01-26-65	100,000	93,256
National Commercial Mortgage Trust
Series 2026-IND, Class C (1 month CME Term SOFR + 1.750%) (B)(D)	5.375	06-15-43	500,000	500,780
New Residential Mortgage Loan Trust
Series 2024-NQM3, Class A2 (B)	5.820	11-25-64	462,296	463,444
Series 2026-NQM3, Class A3 (5.189% to 2-1-30, then 6.189% thereafter) (B)	5.189	02-25-66	725,018	714,981
Series 2026-NQM5, Class B1 (B)(C)	6.588	04-25-66	500,000	495,851
NY Commercial Mortgage Trust
Series 2025-299P, Class A (B)(C)	5.853	02-10-47	1,348,000	1,394,002
NYMT Loan Trust
Series 2025-CP1, Class A1 (B)(C)	3.750	11-25-69	437,191	419,968
OBX Trust
Series 2020-EXP2, Class A8 (B)(C)	3.000	05-25-60	59,259	51,228
Series 2023-NQM10, Class A3 (7.173% to 11-1-27, then 8.173% thereafter) (B)	7.173	10-25-63	202,570	203,154
Series 2024-NQM12, Class A2 (5.779% to 8-1-28, then 6.779% thereafter) (B)	5.779	07-25-64	135,093	135,112
Series 2025-NQM23, Class M1 (B)(C)	5.670	10-25-65	500,000	491,524
Series 2026-INV3, Class A2 (B)(C)	5.500	04-25-56	980,494	981,360
PENN Commercial Mortgage Trust
Series 2025-P11, Class B (B)(C)	6.125	08-10-42	1,000,000	1,020,702
PMT Loan Trust
Series 2025-INV11, Class A29 (B)(C)	5.500	11-25-56	436,074	433,298
Series 2025-INV6, Class A29 (B)(C)	6.000	06-25-56	258,407	260,877
Series 2025-INV8, Class A28 (B)(C)	6.000	07-25-56	324,284	327,643
72	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
PRKCM Trust
Series 2026-AFC2, Class A1 (B)(C)	5.368	04-25-61	738,575	$736,215
Progress Residential Trust
Series 2025-SFR2, Class D (B)	3.555	04-17-42	496,889	459,656
Series 2025-SFR3, Class D (B)	3.390	07-17-42	600,000	545,810
Series 2025-SFR5, Class D (B)	4.000	10-17-42	349,455	325,180
Series 2026-SFR1, Class D (B)	4.000	02-17-43	400,000	369,735
Provident Funding Mortgage Trust
Series 2025-4, Class A1 (B)(C)	6.000	09-25-55	322,340	326,243
Series 2026-2, Class A1 (B)(C)	5.500	07-25-56	1,000,000	994,844
RATE Mortgage Trust
Series 2024-J3, Class B3 (B)(C)	6.352	10-25-54	437,546	418,864
Ready Capital Mortgage Trust
Series 2019-5, Class E (B)(C)	5.166	02-25-52	250,000	228,602
Residential Mortgage Loan Trust
Series 2019-3, Class B2 (B)(C)	5.664	09-25-59	354,000	350,333
Series 2020-2, Class B2 (B)(C)	5.400	05-25-60	250,000	247,419
RIDE Trust
Series 2025-SHRE, Class E (B)(C)	8.069	02-14-47	500,000	506,931
ROCK Trust
Series 2024-CNTR, Class D (B)	7.109	11-13-41	500,000	517,948
Sequoia Mortgage Trust
Series 2024-1, Class B2 (B)(C)	5.430	01-25-54	286,737	275,739
Series 2025-1, Class A1 (B)(C)	6.000	01-25-55	249,884	252,909
Series 2025-12, Class A2 (B)(C)	5.000	12-25-55	633,321	618,552
Series 2025-3, Class A20 (B)(C)	5.500	04-25-55	347,266	343,753
Series 2025-4, Class A19 (B)(C)	6.000	04-25-55	260,851	263,847
Series 2025-S1, Class A1 (B)(C)	2.500	09-25-54	458,104	378,652
Series 2025-S2, Class A2 (B)(C)	3.500	11-25-55	565,837	506,556
Series 2026-1, Class A2 (B)(C)	4.500	02-25-56	693,601	662,876
SLG Office Trust
Series 2026-OMA, Class E (B)(C)	7.188	04-15-41	750,000	749,850
Towd Point Mortgage Trust
Series 2019-1, Class M2 (B)(C)	3.750	03-25-58	2,264,000	1,906,263
Series 2019-4, Class B1B (B)(C)	3.500	10-25-59	315,000	244,530
TVC Mortgage Trust
Series 2026-RRTL1, Class A1 (4.964% to 8-25-28, then 6.176% thereafter) (B)	4.964	02-25-41	500,000	494,221
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class B (B)(C)	5.481	07-13-44	300,000	296,408
Verus Securitization Trust
Series 2021-1, Class A2 (B)(C)	1.052	01-25-66	50,344	45,875
Series 2021-3, Class A3 (B)(C)	1.437	06-25-66	48,849	43,284
Series 2024-2, Class A3 (6.501% to 2-1-28, then 7.501% thereafter) (B)	6.501	02-25-69	67,985	68,142
Series 2024-4, Class M1 (B)(C)	6.700	06-25-69	200,000	201,579
Series 2024-7, Class M1 (B)(C)	5.599	09-25-69	200,000	199,218
Visio Trust
Series 2020-1, Class A3 (B)(C)	3.521	08-25-55	147,991	144,889
VTR Commercial Mortgage Trust
Series 2025-STEM, Class D (B)(C)	6.709	10-13-39	500,000	488,973
Wells Fargo Commercial Mortgage Trust
Series 2024-C63, Class A5	5.309	08-15-57	824,000	837,153
WHARF Commercial Mortgage Trust
Series 2025-DC, Class D (B)(C)	6.833	07-15-40	350,000	355,428
U.S. Government Agency 3.5%				6,953,990
FARM Mortgage Trust
Series 2025-1, Class A2 (B)(C)	5.220	08-01-55	350,000	324,950
Federal Home Loan Mortgage Corp.
Series 2025-MN12, Class B1 (30 day Average SOFR + 4.500%) (B)(D)	8.128	11-25-45	75,000	75,866
Series 2025-MN12, Class M2 (30 day Average SOFR + 2.750%) (B)(D)	6.378	11-25-45	400,000	400,454
Series 2026-MN13, Class M2 (30 day Average SOFR + 2.950%) (B)(D)	6.578	03-25-46	1,035,000	1,044,746
Series 2026-MN14, Class M2 (30 day Average SOFR + 2.700%) (B)(D)	6.290	06-25-46	400,000	400,571
Series 5150, Class IS IO	1.008	08-25-51	1,741,000	105,278
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	73

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 5250, Class AY	2.000	01-25-55	449,983	$274,010
Series K109, Class X1 IO	1.679	04-25-30	1,922,273	95,321
Series K116, Class X1 IO	1.507	07-25-30	2,645,693	121,434
Series K118, Class X1 IO	1.035	09-25-30	3,109,049	103,198
Federal National Mortgage Association
Series 2022-22, Class B	2.000	07-25-54	400,000	239,344
Series 2023-R04, Class 1B1 (30 day Average SOFR + 5.350%) (B)(D)	8.978	05-25-43	300,000	321,471
Series 2023-R06, Class 1B1 (30 day Average SOFR + 3.900%) (B)(D)	7.528	07-25-43	400,000	417,988
Series 2025-R06, Class 1B1 (30 day Average SOFR + 1.850%) (B)(D)	5.478	09-25-45	270,000	271,744
Series 2026-R03, Class 2M2 (30 day Average SOFR + 1.550%) (B)(D)	5.178	04-25-46	500,000	501,772
Government National Mortgage Association
Series 2014-135, Class IO	0.416	01-16-56	12,412,015	259,836
Series 2017-159, Class IO	0.413	06-16-59	2,600,658	63,909
Series 2018-23, Class IO	0.575	11-16-59	1,185,178	37,718
Series 2021-178, Class IA IO	0.100	10-16-61	36,007,226	167,570
Series 2022-141, Class BC	2.100	06-16-64	265,000	143,615
Series 2023-197, Class IO	1.244	09-16-65	1,605,442	129,106
Series 2024-161, Class IO	0.740	06-16-64	6,702,647	381,875
Series 2024-193, Class IO	0.701	12-16-66	2,771,251	165,445
Series 2025-128, Class IO	0.926	09-16-67	3,574,772	277,708
Series 2025-3, Class IO	0.849	04-16-67	1,558,230	101,718
Series 2025-35, Class IO	0.762	09-16-66	5,463,973	299,420

Series 2025-73, Class IO	0.675	08-16-67	3,960,358	227,923
Asset-backed securities 14.3%				$28,815,985
(Cost $28,984,175)
Asset-backed securities 14.3%				28,815,985
321 Henderson Receivables V LLC
Series 2008-3A, Class A1 (B)	8.000	06-15-45	479,719	523,887
AMSR Trust
Series 2024-SFR1, Class D (B)	4.290	07-17-41	605,000	581,144
Series 2025-SFR1, Class D (B)	3.655	06-17-42	900,000	833,011
Arby’s Funding LLC
Series 2020-1A, Class A2 (B)	3.237	07-30-50	518,375	507,042
AutoNation Finance Trust
Series 2026-1A, Class D (B)	5.070	01-11-34	605,000	598,291
Avis Budget Rental Car Funding AESOP LLC
Series 2025-4A, Class C (B)	5.260	02-20-32	600,000	591,435
Business Jet Securities LLC
Series 2024-2A, Class A (B)	5.364	09-15-39	146,772	146,814
Canon Music Issuer Trust
Series 2026-1A, Class A (B)	5.521	05-01-76	350,000	348,670
CARS-DB4 LP
Series 2020-1A, Class A6 (B)	3.810	02-15-50	243,698	229,876
Series 2020-1A, Class B3 (B)	4.950	02-15-50	100,000	93,695
CARS-DB6 LP
Series 2022-1A, Class B (B)	4.680	03-15-52	175,000	163,386
CCG Receivables Trust
Series 2025-2, Class D (B)	5.080	08-15-34	235,000	232,158
CLI Funding VIII LLC
Series 2021-1A, Class B (B)	2.380	02-18-46	125,729	115,802
Series 2022-1A, Class B (B)	3.120	01-18-47	255,253	230,684
Concord Music Royalties LLC
Series 2025-2A, Class A (B)	5.785	07-20-75	250,000	252,249
Consolidated Communications LLC
Series 2026-1A, Class B (B)	5.422	03-20-56	1,000,000	980,159
CyrusOne Data Centers Issuer I LLC
Series 2024-3A, Class A2 (B)	4.650	05-20-49	550,000	524,723
DataBank Issuer LLC
Series 2026-1A, Class A2 (B)	5.811	02-25-56	325,000	324,561
DB Master Finance LLC
Series 2025-1A, Class A2II (B)	5.165	08-20-55	676,600	668,530
74	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Dext ABS LLC
Series 2023-2, Class D (B)	8.300	05-15-34	500,000	$521,460
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (B)	3.475	04-15-49	200,000	197,782
Domino’s Pizza Master Issuer LLC
Series 2025-1A, Class A2II (B)	5.217	07-25-55	165,000	164,229
Driven Brands Funding LLC
Series 2024-1A, Class A2 (B)	6.372	10-20-54	623,888	627,244
Series 2025-1A, Class A2 (B)	5.296	10-20-55	597,000	577,624
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class D (B)	3.320	08-27-35	39,089	37,408
Series 2025-A, Class D (B)	6.910	01-25-40	179,793	178,931
ExteNet Issuer LLC
Series 2024-1A, Class B (B)	6.150	07-25-54	300,000	274,705
Flexential Issuer LLC
Series 2025-1A, Class A2 (B)	6.030	10-25-60	500,000	497,563
Series 2025-2A, Class A2 (B)	6.460	10-25-60	500,000	495,495
Hilton Grand Vacations Trust
Series 2026-2A, Class D (B)	6.000	03-27-45	500,000	486,363
Hotwire Funding LLC
Series 2024-1A, Class B (B)	6.672	06-20-54	250,000	253,175
Jersey Mike’s Funding LLC
Series 2025-1A, Class A2 (B)	5.610	08-16-55	794,000	801,467
Series 2026-1A, Class A2 (B)	5.481	02-15-56	773,063	763,848
JG Wentworth XXXV LLC
Series 2015-2A, Class A (B)	3.870	03-15-58	972,542	889,632
Jimmy John’s Funding LLC
Series 2026-1A, Class A2 (B)	5.685	04-30-56	400,000	401,443
Kinetic ABS Issuer LLC
Series 2026-1A, Class B (B)	5.561	02-25-56	1,000,000	983,670
LMRK Issuer LLC
Series 2025-1A, Class A (B)	5.520	09-15-55	805,000	797,601
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class B (B)	5.590	08-20-55	250,000	249,033
Series 2025-2A, Class C (B)	7.830	08-20-55	260,000	265,112
Series 2025-4A, Class C (B)	7.112	12-20-55	400,000	402,444
MVW LLC
Series 2023-2A, Class C (B)	7.060	11-20-40	38,344	39,193
Neighborly Issuer LLC
Series 2022-1A, Class A2 (B)	3.695	01-30-52	815,790	773,273
Oxford Finance Credit Fund
Series 2025-A, Class A2 (B)	5.878	08-14-34	250,000	250,243
Retained Vantage Data Centers Issuer LLC
Series 2024-1A, Class B (B)	5.775	09-15-49	600,000	582,050
SEB Funding LLC
Series 2024-1A, Class A2 (B)	7.386	04-30-54	618,450	626,559
ServiceMaster Funding LLC
Series 2021-1, Class A2II (B)	3.113	07-30-51	473,245	407,846
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (B)	6.174	01-25-54	195,500	199,697
Sesac Finance LLC
Series 2025-1, Class A2 (B)	5.500	07-25-55	420,000	408,123
Sierra Timeshare Receivables Funding LLC
Series 2025-1A, Class D (B)	6.860	01-21-42	235,232	234,685
Series 2025-3A, Class C (B)	4.980	08-22-44	139,038	136,913
Sonic Capital LLC
Series 2021-1A, Class A2II (B)	2.636	08-20-51	1,357,313	1,156,871
STORE Master Funding LLC
Series 2019-1, Class A2 (B)	3.650	11-20-49	548,448	471,671
Series 2019-1, Class A4 (B)	4.490	11-20-49	116,050	104,399
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	75

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Tricon Residential Trust
Series 2024-SFR3, Class C (B)	5.250	08-17-41	500,000	$492,489
Series 2024-SFR4, Class C (B)	4.800	11-17-41	350,000	340,634
Series 2024-SFR4, Class D (B)	5.350	11-17-41	350,000	343,860
Series 2025-SFR2, Class D (B)	6.065	08-17-44	649,322	636,379
Trinity Rail Leasing LP
Series 2025-1A, Class A (B)	5.090	10-19-55	489,222	485,740
Uniti Fiber Issuer LLC
Series 2025-1A, Class B (B)	6.369	04-20-55	885,000	892,620
VB-S1 Issuer LLC
Series 2022-1A, Class C2II (B)	3.706	02-15-57	650,000	591,151
Series 2022-1A, Class F (B)	5.268	02-15-52	250,000	247,705
Series 2026-1A, Class F (B)	6.843	03-15-56	770,000	774,142
Venture XXX CLO, Ltd.
Series 2017-30A, Class C (3 month CME Term SOFR + 2.212%) (B)(D)	5.885	01-15-31	100,000	100,221
Verdant Receivables LLC
Series 2025-1A, Class D (B)	6.490	05-12-33	300,000	306,241
Willis Engine Structured Trust IX
Series 2025-B, Class A (B)	5.159	12-15-50	292,818	290,206
Willis Engine Structured Trust V
Series 2020-A, Class C (B)	6.657	03-15-45	112,080	110,728

	Yield (%)	Shares	Value
Short-term investments 2.2%			$4,498,775
(Cost $4,499,280)
Short-term funds 2.2%			4,498,775
John Hancock Collateral Trust (E)	3.6026(F)	449,905	4,498,775

Total investments (Cost $205,366,944) 101.5%	$203,843,131
Other assets and liabilities, net (1.5%)	(2,986,820)
Total net assets 100.0%	$200,856,311

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed-delivery basis.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $81,002,825 or 40.3% of the fund’s net assets as of 6-30-26.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 6-30-26.
PREFERRED INCOME ETF

As of 6-30-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 55.5%				$114,971,704
(Cost $113,371,821)
Communication services 3.9%				8,062,682
Diversified telecommunication services 2.4%
Bell Canada (6.875% to 9-15-30, then 5 Year CMT + 2.390%)	6.875	09-15-55	614,000	627,609
TELUS Corp. (6.625% to 6-9-36, then 5 Year CMT + 2.515%)	6.625	06-09-56	1,344,000	1,340,626
TELUS Corp. (7.000% to 10-15-35, then 5 Year CMT + 2.709%)	7.000	10-15-55	1,201,000	1,241,820
Verizon Communications, Inc. (6.200% to 5-14-36, then 5 Year CMT + 2.042%)	6.200	05-14-56	1,650,000	1,668,122
76	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services 1.5%
Rogers Communications, Inc. (7.125% to 4-15-35, then 5 Year CMT + 2.620%)	7.125	04-15-55	1,206,000	$1,239,054
SoftBank Group Corp. (7.625% to 4-29-31, then 5 Year CMT + 4.320% to 4-29-46, then 5 Year CMT + 4.370% to 4-29-51, then 5 Year CMT + 5.070%)	7.625	04-29-61	1,175,000	1,129,516
SoftBank Group Corp. (8.250% to 10-29-35, then 5 Year CMT + 4.545% to 10-29-50, then 5 Year CMT + 4.595% to 10-29-55, then 5 Year CMT + 5.295%)	8.250	10-29-65	850,000	815,935
Consumer discretionary 0.2%				498,826
Broadline retail 0.2%
Rakuten Group, Inc. (8.125% to 12-15-29, then 5 Year CMT + 4.250%) (A)(B)	8.125	12-15-29	486,000	498,826
Energy 6.2%				12,773,039
Oil, gas and consumable fuels 6.2%
Enbridge, Inc. (7.200% to 6-27-34, then 5 Year CMT + 2.970%)	7.200	06-27-54	491,000	521,842
Enbridge, Inc. (7.375% to 1-15-28, then 5 Year CMT + 3.708% to 1-15-33, then 5 Year CMT + 3.958% to 1-15-48, then 5 Year CMT + 4.708%)	7.375	01-15-83	415,000	424,904
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	472,000	539,589
Energy Transfer LP (6.625% to 2-15-28, then 3 month CME Term SOFR + 4.417%) (B)	6.625	02-15-28	998,000	1,006,003
Energy Transfer LP (6.750% to 2-15-36, then 5 Year CMT + 2.475%)	6.750	02-15-56	1,316,000	1,344,339
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30	954,000	984,352
Phillips 66 Company (6.200% to 3-15-36, then 5 Year CMT + 2.166%)	6.200	03-15-56	1,996,000	2,004,725
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%)	7.500	03-01-55	1,281,000	1,368,996
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (A)(B)	7.875	09-18-30	2,338,000	2,431,372
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(B)	9.000	09-30-29	2,199,000	2,146,917
Financials 25.6%				53,134,158
Banks 14.1%
Banco Santander SA (7.250% to 6-3-36, then 5 Year CMT + 2.837%) (B)	7.250	12-03-35	1,225,000	1,245,169
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (B)	9.625	05-21-33	650,000	766,092
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)	6.125	04-27-27	1,114,000	1,123,900
Bank of America Corp. (6.250% to 7-26-30, then 5 Year CMT + 2.351%) (B)	6.250	07-26-30	493,000	498,923
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (B)	6.625	05-01-30	775,000	799,009
Barclays PLC (9.625% to 6-15-30, then 5 Year SOFR ICE Swap Rate + 5.775%) (B)	9.625	12-15-29	465,000	515,630
BNP Paribas SA (6.875% to 12-15-33, then 5 Year CMT + 2.853%) (A)(B)	6.875	12-15-33	1,655,000	1,654,079
BNP Paribas SA (7.200% to 4-17-36, then 5 Year CMT + 2.942%) (A)(B)	7.200	04-17-36	1,525,000	1,534,562
BNP Paribas SA (7.450% to 6-27-35, then 5 Year CMT + 3.134%) (A)(B)	7.450	06-27-35	719,000	741,843
Canadian Imperial Bank of Commerce (6.500% to 7-28-31, then 5 Year CMT + 2.727%)	6.500	07-28-86	1,675,000	1,678,769
Citigroup, Inc. (6.625% to 2-15-31, then 5 Year CMT + 3.001%) (B)	6.625	02-15-31	1,065,000	1,085,019
Citigroup, Inc. (6.875% to 8-15-30, then 5 Year CMT + 2.890%) (B)	6.875	08-15-30	1,542,000	1,579,190
Citigroup, Inc. (6.950% to 2-15-30, then 5 Year CMT + 2.726%) (B)	6.950	02-15-30	1,158,000	1,184,663
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (B)	7.375	05-15-28	535,000	550,359
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (B)	7.625	11-15-28	778,000	808,374
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.419%) (B)(C)	7.152	10-06-26	543,000	541,429
CoBank ACB (6.750% to 7-1-31, then 5 Year CMT + 2.620%) (B)	6.750	07-01-31	1,150,000	1,158,204
CoBank ACB (7.250% to 7-1-29, then 5 Year CMT + 2.880%) (B)	7.250	07-01-29	185,000	188,135
First Citizens BancShares, Inc. (7.000% to 12-15-30, then 5 Year CMT + 3.301%) (B)	7.000	12-15-30	1,423,000	1,437,583
Huntington Bancshares, Inc. (6.250% to 10-15-30, then 5 Year CMT + 2.653%) (B)	6.250	10-15-30	1,340,000	1,353,668
JPMorgan Chase & Co. (6.100% to 7-1-31, then 5 Year CMT + 2.080%) (B)	6.100	07-01-31	1,215,000	1,230,382
JPMorgan Chase & Co. (6.875% to 6-1-29, then 5 Year CMT + 2.737%) (B)	6.875	06-01-29	1,250,000	1,309,453
Royal Bank of Canada (6.500% to 11-24-35, then 5 Year CMT + 2.462%)	6.500	11-24-85	1,755,000	1,736,088
Societe Generale SA (7.125% to 1-15-36, then 5 Year CMT + 2.946%) (A)(B)	7.125	07-15-35	1,350,000	1,341,269
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82	357,000	371,395
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (B)	6.200	09-15-27	657,000	666,153
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	291,000	297,474
Truist Financial Corp. (6.250% to 6-15-31, then 5 Year CMT + 2.129%) (B)	6.250	06-15-31	1,250,000	1,250,310
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (B)	7.625	09-15-28	498,000	523,955
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	77

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets 4.7%
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	1,346,000	$1,305,544
State Street Corp. (6.700% to 3-15-29, then 5 Year CMT + 2.613%) (B)	6.700	03-15-29	651,000	673,264
The Bank of New York Mellon Corp. (5.625% to 3-20-31, then 5 Year CMT + 2.034%) (B)	5.625	03-20-31	875,000	873,328
The Bank of New York Mellon Corp. (6.300% to 3-20-30, then 5 Year CMT + 2.297%) (B)	6.300	03-20-30	512,000	526,793
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (B)	4.000	12-01-30	328,000	307,775
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (B)	5.000	06-01-27	230,000	229,814
The Charles Schwab Corp. (6.100% to 6-1-31, then 5 Year CMT + 2.250%) (B)	6.100	06-01-31	1,525,000	1,525,335
The Goldman Sachs Group, Inc. (6.125% to 11-10-34, then 10 Year CMT + 2.400%) (B)	6.125	11-10-34	454,000	455,054
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (B)	7.500	02-10-29	419,000	439,822
The Goldman Sachs Group, Inc. (7.500% to 5-10-29, then 5 Year CMT + 2.809%) (B)	7.500	05-10-29	635,000	666,078
UBS Group AG (7.000% to 8-5-35, then 5 Year SOFR ICE Swap Rate + 3.296%) (A)(B)	7.000	02-05-35	1,105,000	1,109,446
UBS Group AG (7.000% to 7-8-36, then 5 Year SOFR ICE Swap Rate + 3.321%) (A)(B)	7.000	01-08-36	1,585,000	1,602,416
Consumer finance 0.7%
Ally Financial, Inc. (7.100% to 8-15-31, then 5 Year CMT + 3.148%) (B)	7.100	08-15-31	1,450,000	1,469,571
Financial services 1.1%
Corebridge Financial, Inc. (6.875% to 12-1-30, then 5 Year CMT + 3.181%) (B)	6.875	12-01-30	890,000	926,125
HA Sustainable Infrastructure Capital, Inc. (7.125% to 11-15-31, then 5 Year CMT + 3.478%)	7.125	11-15-56	1,419,000	1,440,513
Insurance 5.0%
Allianz SE (6.500% to 4-30-35, then 5 Year CMT + 2.233%) (A)(B)	6.500	10-30-34	1,950,000	1,958,843
Allianz SE (6.550% to 4-30-24, then 5 Year CMT + 2.317%) (A)(B)	6.550	10-30-33	573,000	580,988
American National Group, Inc. (7.000% to 12-1-30, then 5 Year CMT + 3.183%)	7.000	12-01-55	1,691,000	1,651,211
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (A)	7.950	10-15-54	1,983,000	1,997,002
Nippon Life Insurance Company (6.500% to 4-30-35, then 5 Year CMT + 3.189%) (A)	6.500	04-30-55	524,000	549,459
Prudential Financial, Inc. (6.250% to 6-15-36, then 5 Year CMT + 1.779%)	6.250	06-15-56	1,400,000	1,403,094
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (A)(B)	6.500	11-13-26	1,396,000	1,266,870
SBL Holdings, Inc. (9.508% to 5-13-30, then 5 Year CMT + 5.580%) (A)(B)	9.508	05-13-30	1,057,000	1,004,734
Health care 0.5%				967,604
Health care providers and services 0.5%
CVS Health Corp. (7.000% to 3-10-30, then 5 Year CMT + 2.886%)	7.000	03-10-55	932,000	967,604
Industrials 0.6%				1,186,709
Machinery 0.6%
Stanley Black & Decker, Inc. (6.707% to 3-15-30, then 5 Year CMT + 2.657%)	6.707	03-15-60	1,192,000	1,186,709
Real estate 0.1%				168,213
Residential REITs 0.1%
BW Real Estate, Inc. (9.500% to 3-30-30, then 5 Year CMT + 5.402%) (A)(B)	9.500	03-30-30	165,000	168,213
Utilities 18.4%				38,180,473
Electric utilities 9.7%
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%)	6.050	03-15-56	1,755,000	1,745,128
Brookfield Infrastructure Finance ULC (6.750% to 3-15-30, then 5 Year CMT + 2.453%)	6.750	03-15-55	1,734,000	1,752,686
Duke Energy Corp. (6.450% to 9-1-34, then 5 Year CMT + 2.588%)	6.450	09-01-54	677,000	703,000
Emera US Finance LLC (6.850% to 10-1-36, then 5 Year CMT + 2.648%)	6.850	10-01-56	2,020,000	2,060,507
Entergy Corp. (7.125% to 12-1-29, then 5 Year CMT + 2.670%)	7.125	12-01-54	701,000	724,771
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54	1,184,000	1,229,801
Evergy, Inc. (6.650% to 6-1-30, then 5 Year CMT + 2.558%)	6.650	06-01-55	1,362,000	1,392,480
Eversource Energy (6.350% to 8-15-36, then 5 Year CMT + 2.325%)	6.350	08-15-56	1,060,000	1,060,842
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	986,000	1,012,023
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(B)	10.250	03-15-28	1,334,000	1,439,430
PG&E Corp. (6.850% to 9-15-31, then 5 Year CMT + 3.225%)	6.850	09-15-56	1,185,000	1,180,792
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	728,000	741,819
Puget Energy, Inc. (7.000% to 9-15-31, then 5 Year CMT + 2.961%)	7.000	09-15-56	1,575,000	1,592,213
Sierra Pacific Power Company (6.200% to 12-15-30, then 5 Year CMT + 2.549%)	6.200	12-15-55	714,000	707,744
The Southern Company (6.000% to 4-1-33, then 5 Year CMT + 1.993%)	6.000	04-01-58	1,150,000	1,152,757
78	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
TXNM Energy, Inc. (7.000% to 7-31-31, then 5 Year CMT + 3.254%) (A)	7.000	07-31-56	1,716,000	$1,728,868
Gas utilities 2.8%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (A)	7.200	10-15-54	1,855,000	1,944,789
Northwest Natural Holding Company (7.000% to 9-15-35, then 5 Year CMT + 2.701%)	7.000	09-15-55	1,879,000	1,948,959
Spire, Inc. (6.450% to 6-1-36, then 5 Year CMT + 2.327%)	6.450	06-01-56	1,869,000	1,881,481
Independent power and renewable electricity producers 1.9%
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55	1,719,000	1,760,045
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(B)	8.000	10-15-26	522,000	526,017
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (A)(B)	8.875	01-15-29	1,500,000	1,608,689
Multi-utilities 4.0%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	817,000	858,685
CMS Energy Corp. (6.500% to 6-1-35, then 5 Year CMT + 1.961%)	6.500	06-01-55	520,000	532,570
Dominion Energy, Inc. (6.150% to 12-15-31, then 5 Year CMT + 1.869%)	6.150	12-15-56	1,500,000	1,504,554
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%)	6.200	02-15-56	1,724,000	1,729,444
Dominion Energy, Inc. (6.625% to 5-15-35, then 5 Year CMT + 2.207%)	6.625	05-15-55	1,513,000	1,560,414
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	1,484,000	1,491,950

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	596,000	608,015
U.S. Government and Agency obligations 0.4%				$859,860
(Cost $854,378)
U.S. Government Agency 0.4%				859,860
Farm Credit Bank of Texas Bond (7.000% to 9-15-30, then 5 Year CMT + 3.010%) (B)	7.000	09-15-30	843,000	859,860
Capital preferred securities 0.2%				$283,374
(Cost $283,073)
Financials 0.2%				283,374
Insurance 0.2%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month CME Term SOFR + 4.222%) (A)	7.875	12-15-37	259,000	283,374

	Shares	Value
Preferred securities 40.8%		$84,557,647
(Cost $87,344,277)
Communication services 3.1%		6,383,838
Diversified telecommunication services 1.0%
AT&T, Inc., 5.000%	107,750	2,037,553
Interactive media and services 0.2%
Alphabet, Inc., 6.250%	3,900	198,471
Alphabet, Inc., 6.250%	3,900	196,170
Wireless telecommunication services 1.9%
Array Digital Infrastructure, Inc., 5.500%	5,757	96,257
Array Digital Infrastructure, Inc., 6.250%	33,534	630,439
Telephone & Data Systems, Inc., 6.000%	71,083	1,318,590
Telephone & Data Systems, Inc., 6.625%	31,463	638,070
T-Mobile USA, Inc., 6.250%	54,597	1,268,288
Energy 1.3%		2,668,443
Oil, gas and consumable fuels 1.3%
NGL Energy Partners LP, 11.207% (3 month CME Term SOFR + 7.475%) (C)	49,275	1,229,411
TransCanada PipeLines, Ltd., 6.250%	62,458	1,439,032
Financials 23.8%		49,220,363
Banks 10.5%
Associated Banc-Corp., 6.625% (6.625% to 3-1-28, then 5 Year CMT + 2.812%)	22,003	534,893
Banc of California, Inc., 7.750% (7.750% to 9-1-27, then 5 Year CMT + 4.820%)	41,663	1,044,908
Bank of America Corp., 6.450%	9,301	238,478
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	79

	Shares	Value
Financials (continued)
Banks (continued)
Bank of America Corp., 7.250%	649	$814,171
Bank of America Corp., 5.000%	40,741	818,079
Bank of Hawaii Corp., 8.000%	8,579	225,456
Citigroup Capital XIII, 10.295% (3 month CME Term SOFR + 6.632%) (C)	18,761	539,379
Citizens Financial Group, Inc., 6.500% (6.500% to 10-6-30, then 5 Year CMT + 2.629%)	43,697	1,082,812
Citizens Financial Group, Inc., 7.375%	17,641	451,433
Fifth Third Bancorp, 6.000%	13,513	312,421
Fifth Third Bancorp, 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%)	40,001	1,036,026
First Busey Corp., 8.250%	16,914	437,227
First Citizens BancShares, Inc., 6.625% (6.625% to 3-15-31, then 5 Year CMT + 2.830%)	35,775	914,051
First Horizon Corp., 6.750%	42,850	1,070,393
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%)	29,501	739,590
JPMorgan Chase & Co., 4.200%	61,328	1,053,002
KeyCorp, 5.650%	52,251	1,090,478
KeyCorp, 6.125% (6.125% to 12-15-26, then 3 month CME Term SOFR + 4.154%)	15,195	378,052
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%)	27,944	696,923
Live Oak Bancshares, Inc., 8.375%	14,995	376,225
M&T Bank Corp., 5.625% (5.625% to 12-15-26, then 3 month ICE Term SOFR + 4.280%)	20,427	510,266
M&T Bank Corp., 6.350%	47,168	1,155,144
M&T Bank Corp., 7.500%	16,860	438,360
Pinnacle Financial Partners, Inc., 7.346% (3 month CME Term SOFR + 3.614%) (C)	3,787	95,811
Pinnacle Financial Partners, Inc., 8.397% (8.397% to 7-1-29, then 5 Year CMT + 4.127%)	39,680	1,066,598
Regions Financial Corp., 4.450%	25,388	409,001
Regions Financial Corp., 6.950% (6.950% to 9-15-29, then 5 Year CMT + 2.771%)	36,436	919,280
Truist Financial Corp., 4.750%	54,316	1,004,846
U.S. Bancorp, 5.500%	28,608	610,495
UMB Financial Corp., 7.750% (7.750% to 7-15-30, then 5 Year CMT + 3.743%)	12,885	339,777
Wells Fargo & Company, 7.500%	309	357,513
WesBanco, Inc., 7.375% (7.375% to 10-1-30, then 5 Year CMT + 3.795%)	25,679	646,340
Wintrust Financial Corp., 7.875% (7.875% to 7-15-30, then 5 Year CMT + 3.878%)	13,342	349,427
Capital markets 4.1%
Affiliated Managers Group, Inc., 6.750%	51,790	1,188,063
Brookfield Finance, Inc., 4.625%	30,100	457,520
Carlyle Finance LLC, 4.625%	26,088	425,495
KKR & Company, Inc., 6.250%	30,600	1,219,410
Morgan Stanley, 6.375%	17,889	445,794
Morgan Stanley, 6.500%	10,465	263,613
Morgan Stanley, 6.625%	5,299	134,595
Morgan Stanley, 6.875%	46,515	1,167,527
Morgan Stanley, 7.125%	28,670	723,057
The Bank of New York Mellon Corp., 6.150% (6.150% to 3-20-30, then 5 Year CMT + 2.161%)	9,777	246,478
The Charles Schwab Corp., 4.450%	45,000	786,600
TPG Operating Group II LP, 6.950%	57,354	1,342,657
Consumer finance 1.2%
Capital One Financial Corp., 4.800%	61,904	1,083,939
Capital One Financial Corp., 5.000%	35,065	640,988
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%)	31,466	814,025
Financial services 2.0%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%)	18,228	464,996
Corebridge Financial, Inc., 6.375%	11,621	266,586
Equitable Holdings, Inc., 5.250%	78,475	1,509,859
Jackson Financial, Inc., 8.000% (8.000% to 3-30-28, then 5 Year CMT + 3.728%)	33,931	856,079
KKR Group Finance Company IX LLC, 4.625%	51,620	835,728
National Rural Utilities Cooperative Finance Corp., 5.500%	7,576	171,899
80	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
Financials (continued)
Insurance 6.0%
AEGON Funding Company LLC, 5.100%	42,533	$799,620
American Financial Group, Inc., 5.125%	22,068	391,707
American National Group, Inc., 7.375%	58,715	1,378,041
Arch Capital Group, Ltd., 4.550%	95,925	1,563,578
Aspen Insurance Holdings, Ltd., 7.000%	15,186	353,530
Assurant, Inc., 5.250%	36,620	695,780
Athene Holding, Ltd., 6.350% (6.350% to 6-30-29, then 3 month CME Term SOFR + 4.515%)	46,869	1,133,292
Athene Holding, Ltd., 7.750% (7.750% to 12-30-27, then 5 Year CMT + 3.962%)	20,826	520,858
Brighthouse Financial, Inc., 5.375%	58,190	696,534
F&G Annuities & Life, Inc., 7.300%	25,825	530,187
F&G Annuities & Life, Inc., 7.950%	16,996	417,082
Lincoln National Corp., 9.000%	12,919	336,411
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%)	20,396	522,953
RenaissanceRe Holdings, Ltd., 4.200%	89,254	1,338,810
The Allstate Corp., 7.375%	5,080	132,182
Unum Group, 6.250%	31,875	692,963
W.R. Berkley Corp., 5.100%	49,171	915,072
Information technology 1.1%		2,403,708
Software 1.1%
Oracle Corp., 6.500%	22,250	1,000,138
Strategy, Inc., 8.000%	8,000	470,560
Strategy, Inc., 10.000%	16,578	933,010
Real estate 1.2%		2,539,821
Diversified REITs 0.3%
Global Net Lease, Inc., 7.500%	23,293	544,823
Hotel and resort REITs 0.2%
Pebblebrook Hotel Trust, 6.375%	22,922	450,876
Office REITs 0.3%
Vornado Realty Trust, 5.400%	33,839	604,365
Specialized REITs 0.4%
Public Storage, 4.625%	52,825	939,757
Utilities 10.3%		21,341,474
Electric utilities 7.7%
Duke Energy Corp., 5.750%	29,549	725,723
NextEra Energy Capital Holdings, Inc., 6.500%	64,994	1,581,304
NextEra Energy Capital Holdings, Inc., 6.500%	42,000	1,050,840
NextEra Energy, Inc., 7.234%	13,252	658,624
NextEra Energy, Inc., 7.375%	36,000	1,725,840
PG&E Corp., 6.000%	10,337	427,642
PPL Corp., 7.000%	46,450	2,279,302
SCE Trust VII, 7.500%	48,698	1,166,317
SCE Trust VIII, 6.950%	59,626	1,352,914
The Southern Company, 4.950%	32,573	626,705
The Southern Company, 6.500%	36,845	921,862
The Southern Company, 7.125%	32,977	1,640,276
Xcel Energy, Inc., 6.250%	73,874	1,736,039
Gas utilities 0.3%
Spire, Inc., 6.375%	27,206	646,415
Independent power and renewable electricity producers 0.4%
Brookfield BRP Holdings Canada, Inc., 4.625%	61,451	887,967
Multi-utilities 1.9%
Algonquin Power & Utilities Corp., 8.006% (3 month CME Term SOFR + 4.272% to 7-1-29, then 3 month CME Term SOFR + 4.522% to 7-1-49, then 3 month CME Term SOFR + 5.272%) (C)	11,743	299,329
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	81

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
CMS Energy Corp., 5.625%	8,759	$182,976
CMS Energy Corp., 5.875%	16,187	350,287
CMS Energy Corp., 5.875%	24,477	536,046
DTE Energy Company, 5.250%	29,214	597,134
DTE Energy Company, 6.250%	62,373	1,481,982
Sempra, 5.750%	22,337	465,950

	Yield (%)	Shares	Value
Short-term investments 2.1%			$4,470,553
(Cost $4,471,099)
Short-term funds 2.1%			4,470,553
John Hancock Collateral Trust (D)	3.6026(E)	447,082	4,470,553
Total investments (Cost $206,324,648) 99.0%			$205,143,138
Other assets and liabilities, net 1.0%			1,988,406
Total net assets 100.0%			$207,131,544

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $28,118,006 or 13.6% of the fund’s net assets as of 6-30-26.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 6-30-26.
The fund had the following country composition as a percentage of net assets on 6-30-26:
United States	81.3%
Canada	9.3%
France	2.5%
Bermuda	1.6%
Japan	1.5%
Switzerland	1.3%
Germany	1.2%
Spain	1.0%
Other countries	0.3%
TOTAL	100.0%
82	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

Notes to Funds’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the funds’ valuation designee.
In order to value the securities, the funds use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
	Total value at 6-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Core Bond ETF
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,162,380,112	—	$1,162,380,112	—
Corporate bonds	777,547,721	—	777,547,721	—
Municipal bonds	7,628,780	—	7,628,780	—
Collateralized mortgage obligations	148,345,432	—	148,345,432	—
Asset-backed securities	195,576,212	—	195,576,212	—
Short-term investments	23,162,962	$23,162,962	—	—
Total investments in securities	$2,314,641,219	$23,162,962	$2,291,478,257	—

Core Plus Bond ETF
Investments in securities:
Assets
U.S. Government and Agency obligations	$60,093,136	—	$60,093,136	—
Corporate bonds	56,339,699	—	56,339,699	—
Collateralized mortgage obligations	7,934,625	—	7,934,625	—
Asset-backed securities	7,852,890	—	7,852,890	—
Preferred securities	158,517	$158,517	—	—
Short-term investments	1,747,471	1,747,471	—	—
Total investments in securities	$134,126,338	$1,905,988	$132,220,350	—

Corporate Bond ETF
Investments in securities:
Assets
Corporate bonds	$106,587,974	—	$106,587,974	—
Short-term investments	1,034,912	$1,034,912	—	—
Total investments in securities	$107,622,886	$1,034,912	$106,587,974	—

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	Total value at 6-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Dynamic Municipal Bond ETF
Investments in securities:
Assets
Municipal bonds	$44,103,739	—	$44,103,739	—
Short-term investments	239,319	$239,319	—	—
Total investments in securities	$44,343,058	$239,319	$44,103,739	—

High Yield ETF
Investments in securities:
Assets
Corporate bonds	$85,819,192	—	$85,819,192	—
Preferred securities	292,713	$292,713	—	—
Short-term investments	7,060,796	7,060,796	—	—
Total investments in securities	$93,172,701	$7,353,509	$85,819,192	—

Mortgage-Backed Securities ETF
Investments in securities:
Assets
U.S. Government and Agency obligations	$108,479,426	—	$108,479,426	—
Corporate bonds	1,459,598	—	1,459,598	—
Collateralized mortgage obligations	60,589,347	—	60,589,347	—
Asset-backed securities	28,815,985	—	28,815,985	—
Short-term investments	4,498,775	$4,498,775	—	—
Total investments in securities	$203,843,131	$4,498,775	$199,344,356	—

Preferred Income ETF
Investments in securities:
Assets
Corporate bonds	$114,971,704	—	$114,971,704	—
U.S. Government and Agency obligations	859,860	—	859,860	—
Capital preferred securities	283,374	—	283,374	—
Preferred securities	84,557,647	$84,557,647	—	—
Short-term investments	4,470,553	4,470,553	—	—
Total investments in securities	$205,143,138	$89,028,200	$116,114,938	—
Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Core Bond ETF
John Hancock Collateral Trust	2,316,435	$7,555,014	$132,278,471	$(116,666,795)	$(1,826)	$(1,902)	$173,274	—	$23,162,962
Core Plus Bond ETF
John Hancock Collateral Trust	174,757	$444,508	$14,867,888	$(13,564,620)	$(295)	$(10)	$9,553	—	$1,747,471
84	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Corporate Bond ETF
John Hancock Collateral Trust	103,497	$551,429	$4,026,935	$(3,543,298)	$(135)	$(19)	$5,157	—	$1,034,912
Dynamic Municipal Bond ETF
John Hancock Collateral Trust	23,933	$1,114,292	$4,740,933	$(5,615,587)	$(349)	$30	$17,208	—	$239,319
High Yield ETF
John Hancock Collateral Trust	631,133	$2,638,707	$13,227,504	$(9,554,233)	$(589)	$(441)	$20,059	—	$6,310,948
Mortgage-Backed Securities ETF
John Hancock Collateral Trust	449,905	$9,049,300	$17,063,707	$(21,613,002)	$(1,715)	$485	$66,807	—	$4,498,775
Preferred Income ETF
John Hancock Collateral Trust	447,082	$1,131,171	$29,752,587	$(26,411,745)	$(1,057)	$(403)	$63,444	—	$4,470,553
For additional information on the funds’ significant accounting policies and risks, please refer to the funds’ most recent semiannual or annual shareholder report and prospectus.
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